As filed with the Securities and Exchange Commission on April , 2001

                                            File No. 33-99016
                                            File No. 811-9126

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C 20549
                                    FORM N-1A
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 |_|
                         Pre-Effective Amendment No. |_|
                                      -----

                       Post-Effective Amendment No. 14 |X|
                                     ------
       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940|_|
                              Amendment No. 15 |X|
                                                                     ------


                   TRANSAMERICA VARIABLE INSURANCE FUND, INC.
                   ------------------------------------------
                           (Exact Name of Registrant)

                   1150 South Olive Los Angeles, CA 90015-2211
                   -------------------------------------------
                    (Address of Principal Executive Offices)

                         Registrant's Telephone Number:
                                 1-213-742-2111

Name and Address of Agent for Service:         Copy to:
JAMES W. DEDERER, Esq.                         FREDERICK R. BELLAMY, Esq.
Executive Vice President, General Counsel      Sutherland, Asbill & Brennan, LLP
   and Corporate Secretary                     1275 Pennsylvania Avenue, N.W.
Transamerica Occidental Life Insurance Company Washington, D.C. 20004-2404
1150 South Olive Street
Los Angeles, California 90015-2211

                  Approximate Date of Proposed Public Offering:
 As soon as practicable after the effective date of the registration statement.

                       DECLARATION PURSUANT TO RULE 24f-2


         It                is proposed that this filing will become effective:
                           |_| immediately upon filing pursuant to paragraph (b) |X| on May 1, 2001 pursuant to paragraph (b) |_| 60 days after filing pursuant to paragraph (a)(1) |_| on pursuant to paragraph (a)(1) |_| 75 days after filing pursuant to paragraph (a)(2) |_| on _________________
                           pursuant to paragraph (a)(2) of Rule 485

         If appropriate, check the following box:
   this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.



Transamerica Variable Insurance Fund, Inc.


Prospectus: May 1, 2001






Growth Portfolio






We do not offer the portfolio for sale directly to the public. Insurance companies purchase shares of the portfolio and offer them as investment options in their variable annuity contracts and variable life insurance policies. Read your contract for additional variable insurance contract charges and restrictions on purchases or allocations.

This prospectus should be read in conjunction with the variable insurance contract.








Not  FDIC Insured
May Lose Value
No Bank Guarantee






The Securities and Exchange Commission has not approved or disapproved the securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Table of Contents
The Portfolio at a Glance                              2
Fees and Expenses                                      3
The Portfolio in Detail                                4
         Growth Portfolio                              4
Investment Adviser & Sub-Adviser                       4
Determination of Net Asset Value                       5
Offering, Purchase and Redemption of Shares            6
Income, Dividends and Capital Gains Distributions      6
Taxes                                                  6
Financial Highlights                                   7
Additional Information and Assistance       Back Cover



The Portfolio at a Glance

The following is a summary of the portfolio's goals, strategies, risks, intended investors and performance. We cannot guarantee that the investment goals will be achieved. The portfolio is managed by Transamerica Investment Management, LLC.


The performance shown for the portfolio assumes reinvestment of dividends. The portfolio is only available through the purchase of variable annuity and variable life insurance contracts. The performance of the portfolio does not reflect any expenses or charges applicable to these variable insurance contracts. We compare a portfolio's performance to a broad-based securities market index. Performance figures for this index do not reflect any commissions or fees, which you would pay if you purchased the securities represented by the index. You cannot invest directly in the index. The performance data for the index does not indicate the past or future performance of the portfolio.

Growth Portfolio
The portfolio seeks to maximize long-term growth.


It invests at least 80% of its assets in a diversified selection of domestic equity securities of growth companies of any size. We look for companies we consider to be premier companies that are under-valued in the stock market.

Your principal risk in investing in this portfolio is you could lose money. The value of equity securities can fall due to the issuing company's poor financial condition or bad general economic or market conditions. Since this portfolio invests in equities, its performance may vary more than fixed income portfolios over short periods. We typically concentrate the portfolio's holdings in fewer than 50 well researched companies. To the extent this portfolio concentrates its holdings, its performance may vary more than funds that hold many more securities.



The portfolio is intended for long-term investors who have the perspective, patience, and financial ability to take on above-average stock market volatility.

The following performance information provides some indication of the risks of investing in the portfolio. We show annual returns, best and worst quarters, and average annual total returns over the life of the portfolio.


(chart goes here)


    Best calendar quarter: 33.85% for quarter ending 12/31/99
    Worst calendar quarter: -20.51% for quarter ending 9/30/90


Average Annual Total Returns (as of 12/31/00)
                         1 year      5 years     10 years
-----------------------------------------------------------
Growth Portfolio         -9.69%      27.26%      26.96%
S&P 500 Index *          -9.10%      18.33%       17.46%

* The Standard & Poor's 500 Composite Stock Price Index ("S&P 500") consists of 500 widely held, publicly traded common stocks. The S&P 500 Index does not reflect any commissions or fees which would be incurred by an investor purchasing the securities it represents.

   The portfolio is only available through the purchase of variable insurance products. The performance data does not reflect the additional charges associated with such products. Application of these charges would reduce the performance of the portfolio. Variable products pose investment risks, including loss of capital. Past performance is not predictive of future performance.

   The performance of the Growth Portfolio prior to November 1, 1996, is the performance of its predecessor Transamerica Occidental's Separate Account Fund C recalculated to reflect the then current fees and expenses of the Growth Portfolio. If the Investment Adviser had not waived fees, the returns of the portfolio would have been lower.



Fees and Expenses

The table below provides a breakdown of the expenses you may pay if you buy and hold shares of this portfolio. There is no sales charge (load) or other transaction fees for the purchase of shares of the portfolio by insurance companies which offer the portfolio as an investment option in their variable insurance contracts. But, you may pay sales charges (loads) and other expenses in connection with your ownership of the variable insurance contract through which this portfolio is available.

Annual Fund Operating Expenses (as a percent of average net assets)

                                         Total
                 Management  Other       Operating

Portfolio        Fee         Expenses  Expenses
Growth           0.75%       0.11%       0.86%


The portfolio's total operating expenses above include the maximum management fees, and other expenses that the portfolio incurred in 2000. However, in 2000 certain fee waivers by the Adviser were in place so that the management fee, other expenses and total portfolio expenses experienced by the portfolio were 0.74%, 0.11%, 0.85%, respectively.


The Adviser has agreed to waive part of its management fee or reimburse other operating expenses to ensure that annual total operating expenses for the portfolio (other than interest, taxes, brokerage commissions and extraordinary expenses) will not exceed this cap of 0.85%. The fee waivers and expense assumptions may be terminated at any time without notice but are expected to continue through 2001.


Example
The table below is to help you compare the cost of investing in this portfolio with the cost of investing in other mutual funds. These examples assume that you make a one-time investment of $10,000 and hold your shares for the time periods indicated. The examples also assume that your investment has a 5% return each year and that the portfolio's operating expenses remain the same as shown above. The examples are based on expenses without fee waivers. Costs are the same whether you redeem at the end of any period or not. Although, your actual costs may be higher or lower, based on these assumptions, your costs would be as follows. These costs do not reflect any charges or expenses applicable to the variable insurance contract through which this portfolio is available.

                           Investment Period
Portfolio                    1 Year   3 Years  5 Years        10 Years
-------------------------------------------------------------------------

Growth                          $88      $274     $477     $1061








The Portfolio in Detail

The following expands on the strategies, policies and risks described in The Portfolio at a Glance. Growth Portfolio Goal Our goal is to maximize long-term growth.

Strategies
We use a "bottom up" approach to investing. We focus on identifying fundamental change in it's early stages and investing in premier companies. We believe in long term investing and do not attempt to time the market. The portfolio is constructed one company at a time. Each company passes through our rigorous research process and stands on it's own merits as a premier company.

We buy securities of companies we believe have the defining features of premier growth companies that are under-valued in the stock market. Premier companies have many or all of these features:

|X|      Shareholder-oriented management
|X|      Dominance in market share
|X|      Cost production advantages
|X|      Leading brands
|X|      Self-financed growth
|X|      Attractive reinvestment opportunities


Policies

We invest at least ___ 80% of the portfolio's assets in a diversified portfolio of domestic equity securities. We do not limit its investments to any particular type or size of company.


The portfolio may also invest in cash or cash equivalents for temporary defensive purposes when market conditions warrant. To the extent it is invested in these securities, the portfolio is not achieving its investment objective.


Risks
Since the portfolio invests principally in equity securities, the value of its shares will fluctuate in response to general economic and market conditions. Financial risk comes from the possibility that current earnings of a company we invest in may fall, or that its overall financial circumstances may decline, causing the security to lose value.

This Portfolio Is Intended For
Long-term investors who have the perspective, patience and financial ability to take on above-average price volatility in pursuit of long-term capital growth.


Investment Adviser & Sub-Adviser


Investment Adviser

The Investment Adviser of the portfolio is Transamerica Investment Management, LLC (the "Adviser"), at 1150 South Olive Street, Los Angeles, California 90015. The Adviser is controlled by Sub-Adviser Transamerica Investment Services, Inc. ("TIS"). The Adviser manages $9 billion in mutual funds, separate accounts and pension assets, previously managed by TIS. TIS is a subsidiary of Transamerica Corporation, 600 Montgomery Street, San Francisco, California 94111. Transamerica Corporation is a subsidiary of AEGON N. V., an international insurance group.

The Adviser's duties include, but are not limited to:
|X|      Supervising and managing the investments of the  portfolio;
|X| Ensuring that investments follow the portfolio's investment objective, strategies, and policies and comply with government regulations; and
|X|      Developing and implementing an investment program for the  portfolio.

Management decisions for the portfolio are made by a team of expert managers and analysts headed by team leaders (designated as primary managers) and their backups (designated as co-managers). The team leaders have primary responsibility for the day-to-day decisions related to the portfolio. They are supported by the entire group of managers and analysts. The transactions and performance of the portfolios are reviewed by the Adviser's senior officers.

 Sub-Adviser

Transamerica Investment Services, Inc. (the "Sub-Adviser"), has been in existence since 1967 and has provided investment advisory services to investment companies since 1968 and to Transamerica Corporation and affiliated life insurance companies since 1981. The Sub-Adviser is located at 1150 South Olive Street, Los Angeles, California 90015-2211. Under an agreement with the Adviser, TIS provides the Adviser with certain investment research and other services and, in this regard, it serves as Sub-Adviser to the portfolios.


Advisory Fees

For its services to the portfolio, the Adviser receives annual advisory fees from the portfolio. These fees are based on the average daily net assets of the portfolio. The fees are deducted daily from the assets of the portfolio. The fees may be higher than the average advisory fee paid to the investment advisers of other similar portfolios. The advisory fees, payable under the investment advisory agreement, are shown below.


   ------------------------- ----------------

                             Advisory Fee


   Portfolio

   ------------------------- ----------------
   ------------------------- ----------------

   Growth                    0.75%

   ------------------------- ----------------
------------------------------------------

The Adviser may waive some or all of its fees from time to time at its discretion. In 2000, the Adviser waived a portion of the advisory fee payable by the Growth Portfolio and was paid 0.74% of the portfolio's average net assets. The portfolio pays all the costs of its operations that are not assumed by the Adviser, including:

o        Custodian;
o        Legal;
o        Auditing;
o        Administration;
o        Registration fees and expenses; and
o ________ Fees and expenses of directors unaffiliated with the Investment Adviser.




Portfolio Manager

Management decisions for the portfolio are made by a team of expert managers and analysts headed by a team leader (designated as primary manager) and his backup (designated as co-manager). The team leader has primary responsibility for the day-to-day decisions related to the portfolio. The transactions and performance of the portfolio are reviewed by the Adviser's senior officers.

The following listing provides a brief biography of the primary manager and co-manager for the portfolio


Primary Manager since 1984: Jeffrey S. Van Harte, CFA, Senior Vice President and Head of Equity Investments, Transamerica Investment Management, LLC., Vice President, Transamerica Investment Services, Inc. Manager of the Transamerica Equity Fund and the Transamerica Premier Equity Fund since 1998. Was manager of the Transamerica Balanced Fund from 1993 to 1998 and the Transamerica Premier Balanced Fund from 1995 to 1998. Member of the Security Analysts of San Francisco. B.A., California State University at Fullerton. Joined Transamerica in 1980.

Co-Manager since 1999: Gary U. Rolle, CFA, President and Chief Financial Officer, Transamerica Investment Management, LLC. President and Chief Investment Officer, Transamerica Investment Services, Inc. Chairman and President,
Transamerica Income Shares, Inc., a closed-end investment company. Chief Investment Officer, Transamerica Occidental Life Insurance Company and Transamerica Life Insurance and Annuity Company. Manager of the Transamerica Balanced Fund and Transamerica Premier Balanced Fund since 1998. Co-Manager of the Transamerica Premier Equity Fund, Transamerica Equity Fund and Fund A (both separate accounts), and Transamerica corporate accounts. Former member of the Board of Governors of the Los Angeles Society of Financial Analysts. B.S., University of California at Riverside. Joined Transamerica in 1967.



Determination of Net Asset Value

We normally determine the net asset value per share of the portfolio once daily as of the close of regular trading on the New York Stock Exchange, currently 4:00 p.m. New York time. We do this each day when the New York Stock Exchange is open. The New York Stock Exchange is scheduled to be open Monday through Friday throughout the year, except for certain holidays.

We calculate the net asset value by subtracting the portfolio's liabilities from its total assets and dividing the result by the total number of shares outstanding.

We generally determine the value of the portfolio securities and assets on the basis of their market values. However, any short-term debt securities of the portfolio having remaining maturities of sixty days or less are valued by the amortized cost method, which approximates market value. Amortized cost involves valuing an investment at its cost and assuming a constant amortization to maturity of any discount or premium, regardless of the effect of movements in interest rates. We value investments for which market quotations are not readily available at their fair value as determined in good faith by, or under authority delegated by, the portfolio's Board of Directors.

Offering, Purchase and Redemption of Shares

We sell shares of the portfolio in a continuous offering to various insurance companies. These insurance companies offer them as investment options in variable annuity and variable life insurance contracts. The insurance companies purchase and redeem shares of the portfolio at net asset value without sales or redemption charges being imposed by the portfolio.

On each business day insurance companies purchase or redeem shares of the portfolio based on the requests from their contract owners that have been processed on that day. Insurance companies purchase and redeem shares at their net asset value calculated at the end of that day, although such purchases and redemptions may be executed the next business day.


If insurance companies purchase shares of the portfolio for variable insurance, a potential for certain conflicts may exist between the interests of variable annuity contract owners and variable life insurance contract owners ___ We do not foresee any disadvantage to owners of the insurance contracts arising from the fact that shares of the portfolio might be held by such entities. However, in such an event, the portfolio's Board of Directors will monitor the portfolio in order to identify any material irreconcilable conflicts of interest which may possibly arise, and to determine what action, if any, should be taken in response to such conflicts.



Income, Dividends and Capital Gains Distributions

|X| ______ The portfolio distributes substantially all of its net investment income in the form of dividends to its shareholders.
|X| ______ Dividends are made on a per share basis to shareholders of record as of the distribution date, regardless of how long the shares have been held.
|X|      Dividends, if any, are generally paid annually.
|X|      Capital gains, if any,  are generally distributed annually.
|X| ______ If you buy shares just before or on a record date, you will pay the full price for the shares and then you may receive a portion of the price back as a taxable distribution.


Taxes

The portfolio qualifies as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The portfolio intends to distribute substantially all of its net income and net capital gains to its shareholders. As a result, under the provisions of subchapter M, there should be little or no income or gains taxable to the portfolio. In addition, the portfolio intends to comply with certain other distribution rules specified in the Code so that it will not incur a 4% nondeductible federal excise tax that otherwise would apply. For more information see Federal Tax Matters in the SAI.

The shareholders of the portfolio are insurance companies offering variable insurance contracts. For information concerning federal income tax consequences for owners of variable insurance contracts, see the prospectus for these products.

Financial Highlights


The following information is intended to help you understand the portfolio's financial performance for the past five years. Certain information reflects financial results for a single portfolio share. The total returns in the table represent the rate the investor would have earned (or lost) in that year, assuming reinvestment of all dividends and distributions. This information has been audited by Ernst & Young LLP, independent auditors. Their report, along with the portfolio's financial statements, are included in the annual report.
___ See the back cover to find out how to get the annual report.


The Growth Portfolio was formerly Transamerica Occidental's Separate Account Fund C. The former fund was reorganized on November 1, 1996, when all its assets and liabilities were transferred to the newly created Growth Portfolio. The financial information is presented as if the reorganization had always been in effect. The activity prior to November 1, 1996, represents accumulated unit values of Separate Account Fund C which have been converted to share values for presentation purposes.


Selected data for a share outstanding throughout each period are as follows*



      Year ended December 31,
                                           2000         1999    1998    1997    1996
      Net Asset Value
      Beginning of period                  $26.61       $19.36  $14.75  $10.93  $8.58
                                           --------------------------------------

      Operations
      Net investment loss                   (0.14)     (0.09)   (0.01)  (0.05)  (0.07)
      Net realized and
          unrealized gain (loss)            (2.23)      7.40    6.38    5.13    2.42
                                            ----------------------------
      Total from investment
         operations                         (2.37)      7.31    6.37    5.08    2.35

      Dividends/Distributions to
      Shareholders
      Net realized gains                    (2.46)     (0.06)   (1.76)  (1.26)  -
                                            -------------------------------

      Net Asset Value
      End of period                        $21.78    $26.61     $19.36  $14.75  $10.93
                                           ==================================

      Total Return                        (9.69%)   37.79%      43.28%  46.50%  27.36%
                                          ==================================

      Ratios and Supplemental Data
      Expenses to average net assets1      0.85%     0.85%      0.85%   0.85%   1.27%
      Net investment loss to
          average net assets2             (0.60%)   (0.49%)     (0.32%)(0.39%)(0.68%)
      Portfolio turnover rate             37.76%    28.79%      34.41%  20.54%  34.58%
      Net Assets, end of
          period (in thousands)           $254,920 $238,655  $107,892   $46,378 $32,238
                                          =========================================

      *   Prior to  November  1,  1996,  activity  represents
          accumulated    unit    values    of    Transamerica
          Occidental's Separate Account Fund C, which have been converted to share values for presentation purposes.
      1 ___ If the Investment Adviser had not waived expenses, the ratio of operating expenses to average net assets would have been 0.86%, 0.90%, 0.96%, 0.98% and 1.34% for the years ended December 31, 2000, 1999,
          1998, 1997 and 1996, respectively.
      2 ___ If the Investment Adviser had not waived expenses, the ratio of net investment loss to average net assets would have been (0.61%), (0.55%), (0.44%), (0.52%) and (0.75%) for the years ended December 31,
          2000, 1999, 1998, 1997 and 1996, respectively.

      ADDITIONAL INFORMATION AND ASSISTANCE


      You may get more information, at no charge, about this portfolio by requesting the following:

      Annual and Semi-Annual Report

      These reports describe the portfolio's performance and list its holdings. The annual report discusses the market conditions and the portfolio manager's strategies that significantly affected the portfolio's performance during the last fiscal year.


      Statement of Additional Information (SAI)

      This document gives additional information about the portfolio. The SAI was filed with the Securities and Exchange Commission (SEC) and is incorporated by reference as part of the prospectus. The audited annual report is a part of the SAI.



      To Obtain This Information from Us

      |X|      Call  1-877-717-8861
      |X|      Write to Transamerica Service Center,  P. O.
           Box 3183, Cedar Rapids, Iowa 52406-3183
      |X| ______ Or call or write such other number provided in your insurance product prospectus.

      |X|      Visit our Internet web site at
           http://www.transamerica.com


      To Obtain Information from the SEC

      |X|      Visit the SEC, Public Reference Room,
           Washington, D.C. to review or copy the prospectus
           and SAI
      |X|      Call 1-800-SEC-0330
      |X|      Visit the SEC's Internet web site at
           http://www.sec.gov
      |X|      Write to Securities and Exchange Commission,
           Public Reference Section, Washington, D.C.
           20549-6009 for copies of these documents
           (requires you to pay a duplicating fee)

      SEC file number:  811-9216









      VIM-527-0501

TRANSAMERICA VARIABLE INSURANCE FUND, INC.


Prospectus: May 1, 2001





PORTFOLIOS

Growth Portfolio
Money Market Portfolio


We do not offer these portfolios for sale directly to the public. Insurance companies purchase shares of the portfolios and offer them as investment options in their variable annuity contracts and variable life insurance policies. You should read the variable insurance contract prospectus for information regarding variable insurance contract charges and any restrictions on purchases or allocations.


This prospectus should be read in conjunction with the prospectus for the variable insurance contract.


Not FDIC Insured
May Lose Value
No Bank Guarantee


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS


The Portfolios at a Glance                             2
Fees and Expenses                                      4
The Portfolios in Detail                               5

         Growth Portfolio                              5
         Money Market Portfolio                        5

Investment Adviser & Sub-Adviser                       6
Advisers Performance on Similar Funds                  6
Determination of Net Asset Value                       7
Offering, Purchase and Redemption of Shares            7
Income, Dividends and Capital Gains Distributions      8
Taxes                                                  8
Financial Highlights                                   9
Additional Information and Assistance              Back Cover




THE PORTFOLIOS AT A GLANCE

The following is a summary of each portfolio's goals, strategies, risks, intended investors and performance. We cannot guarantee that the investment goals will be achieved. The portfolios are managed by Transamerica Investment Management, LLC.


The performance shown for each portfolio assumes reinvestment of dividends. The portfolios are only available through the purchase of variable annuity and variable life insurance contracts. The performance of the portfolios do not reflect any expenses or charges applicable to these variable insurance contracts. We compare a portfolio's performance to a broad-based securities market index. Performance figures for these indices do not reflect any commissions or fees, which you would pay if you purchased the securities represented by the indices. You cannot invest directly in these indices. The performance data for the indices do not indicate the past or future performance of any portfolio.

 GROWTH PORTFOLIO

The portfolio seeks to maximize long-term growth.


It invests at least 80% of its assets in a diversified selection of domestic equity securities of growth companies of any size. We look for companies we consider to be premier companies that are under-valued in the stock market.

Your principal risk in investing in this portfolio is you could lose money. The value of equity securities can fall due to the issuing company's poor financial condition or bad general economic or market conditions. Since this portfolio invests in equities, its performance may vary more than fixed income portfolios over short periods. We typically concentrate the potfolio's holdings in fewer than 50 well researched companies. To the extent this portfolio concentrates its holdings, its performance may vary more than funds that hold many more securities.


The portfolio is intended for long-term investors who have the perspective, patience, and financial ability to take on above-average stock market volatility.

The following performance information provides some indication of the risks of investing in the portfolio. We show annual returns, best and worst quarters, and average annual total returns over the life of the portfolio.


(chart goes here)


    Best calendar quarter: 33.85% for quarter ending 12/31/99
    Worst calendar quarter: -20.51% for quarter ending 9/30/90


AVERAGE ANNUAL TOTAL RETURNS (AS OF 12/31/00)
                         1 YEAR      5 YEARS     10 YEARS
-----------------------------------------------------------
Growth Portfolio         -9.69%      27.26%      26.96%
S&P 500 Index *          -9.10%      18.33%       17.46%

* The Standard and Poor's 500 Index (S&P 500) consists of 500 widely held, publicly traded common stocks. The S&P 500 Index does not reflect any commissions or fees which would be incurred by an investor purchasing the securities it represents.

The portfolio is only available through the purchase of variable insurance products. The performance data does not reflect the additional charges associated with such products. Application of these charges would reduce the performance of the portfolio. Variable products pose investment risks, including loss of capital. Past performance is not predictive of future performance.

The performance of the Growth Portfolio prior to November 1, 1996, is the performance of its predecessor Transamerica Occidental's Separate Account Fund C recalculated to reflect the then current fees and expenses of the Growth Portfolio. If the Investment Adviser had not waived fees, the returns of the portfolio would have been lower.


MONEY MARKET PORTFOLIO

The portfolio seeks to maximize current income consistent with liquidity and preservation of principal.

This is a money market fund. It invests primarily in a diversified selection of high quality U.S. dollar-denominated money market instruments with remaining maturities of 13 months or less. We look for securities with minimal credit risk. We maintain an average maturity of 90 days or less.

Your principal risk of investing in this portfolio is that the performance will not keep up with inflation and its real value will go down. Also, the portfolio's performance can go down if a security issuer fails to pay the principal or interest payments when due, but this risk is lower than our bond funds due to the shorter term of money market obligations. To the extent this portfolio invests in foreign securities, it is subject to currency fluctuations, changing political and economic climates and potentially less liquidity. Although your risks of investing in this portfolio over short periods of time are less than investing in our equity or bond funds, yields will vary.

An investment in this portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although we seek to preserve the value of your investment at $1.00 per share, you could lose money by investing in this portfolio.

The portfolio is intended for investors who seek a low risk, relatively low cost way to achieve current income through high-quality money market securities.

The following performance information provides some indication of the risks of investing in the portfolio. We show annual returns, best and worst quarters, and average annual total returns since the portfolio's commencement on January 2, 1998. Past performance is no guarantee of future results.


   (chart goes here)Best calendar quarter: 1.26% for quarter ending 9/30/98 Worst calendar quarter: 1.07% for quarter ending 6/30/99
AVERAGE ANNUAL TOTAL RETURNS (AS OF 12/31/00)
                                     SINCE INCEPTION
                            1 YEAR   (1/2/98 )
--------------------------------------------------------------
Money Market Portfolio      5.91%    5.16%
iMoneyNet Fund Report*5.79% 5.11%

 .The seven-day current yield as of December 31, 2000 was 6.04%. You can get the seven-day current yield by calling 1-877-717-8861

   * iMoneyNet (formerly IBC's Money Fund ReportTM) - All Taxable, First Tier is a composite of taxable money market funds that meet the SEC's definition of first tier securities contained in Rule 2a-7 under the Investment Company Act of 1940. It does not reflect any commissions or fees which would be incurred by an investor purchasing the securities it represents.


FEES AND EXPENSES


The table below provides a breakdown of the expenses you may pay if you buy and hold shares of the portfolios. There is no sales charge (load) or other transaction fees for the purchase of shares by the insurance companies which offer the portfolios as investment options in their variable insurance contracts. But, you may pay sales charges (loads) and other expenses in connection with your ownership of the variable insurance contract through which these portfolios are available.


ANNUAL FUND OPERATING EXPENSES (AS A PERCENT OF AVERAGE NET ASSETS)

                                          TOTAL
                 MANAGEMENT  OTHER        OPERATING

PORTFOLIO       FEE         EXPENSES      EXPENSES
Growth           0.75%       0.11%          0.86%
Money Market     0.35%       0.81%          1.16%

The portfolios' total operating expenses above include the maximum management fee and other expenses that the portfolios incurred in 2000. However, in 2000 certain fee waivers or expenses reimbursements by the Adviser were in place so that the management fee, other expenses and total portfolio expenses experienced by the portfolios in 2000 were as follows:


ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS AFTER WAIVERS AND REIMBURSEMENTS )
                                         TOTAL
                 MANAGEMENT  OTHER       OPERATING

PORTFOLIO        FEE         EXPENSES     EXPENSES
Growth            0.74%      0.11%           0.85%

Money Market 0.00% 0.60% 0.60% The Adviser has agreed to waive part of its management fee or reimburse other operating expenses to ensure that annual total operating expenses for the portfolios (other than interest, taxes, brokerage commissions and extraordinary expenses) will not exceed the cap of 0.85% for the Growth Portfolio and 0.60% for the Money Market Portfolio. The fee waivers and expense assumptions may be terminated at any time without notice but are expected to continue through 2001.


EXAMPLE


The table below is to help you compare the cost of investing in these portfolios with the cost of investing in other mutual funds. These examples assume that you make a one-time investment of $10,000 and hold your shares for the time periods indicated. The examples also assume that your investment has a 5% return each year and that the portfolios' operating expenses remain the same as shown above. The examples are based on expenses without waivers or reimbursements. Costs are the same whether you redeem at the end of any period or not. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows. These costs do not reflect any charges or expenses applicable to the variable insurance contract through which these portfolios are available.


                                INVESTMENT PERIOD

PORTFOLIO           1 YEAR   3 YEARS  5 YEARS  10 YEARS

------------------------------------------------------------
Growth              $88      $274     $477     $1061
Money Market        $118     $368     $638     $1409




THE PORTFOLIOS IN DETAIL

The following expands on the strategies, policies and risks described in The Portfolios at a Glance.

GROWTH PORTFOLIO

GOAL

Our goal is to maximize long-term growth.

STRATEGIES

We use a "bottom up" approach to investing. We focus on identifying fundamental change in it's early stages and investing in premier companies. We believe in long term investing and do not attempt to time the market. The portfolio is constructed one company at a time. Each company passes through our rigorous research process and stands on it's own merits as a premier company.

We buy securities of companies we believe have the defining features of premier growth companies that are under-valued in the stock market. Premier companies have many or all of these features:

|X|      Shareholder-oriented management
|X|      Dominance in market share
|X|      Cost production advantages
|X|      Leading brands
|X|      Self-financed growth
|X|      Attractive reinvestment opportunities

POLICIES


We invest at least 80% of the portfolio's assets in a diversified portfolio of domestic equity securities. We do not limit its investments to any particular type or size of company.


The portfolio may also invest in cash or cash equivalents for temporary defensive purposes when market conditions warrant. To the extent it is invested in these securities, the portfolio is not achieving its investment objective.

RISKS

Since the portfolio invests principally in equity securities, the value of its shares will fluctuate in response to general economic and market conditions. Financial risk comes from the possibility that current earnings of a company we invest in may fall, or that its overall financial circumstances may decline, causing the security to lose value.

THIS PORTFOLIO IS INTENDED FOR

Long-term investors who have the perspective, patience and financial ability to take on above-average price volatility in pursuit of long-term capital growth.

MONEY MARKET PORTFOLIO

GOAL

Our goal is to maximize current income from consistent with liquidity and preservation of principal.

STRATEGIES


This is a money market fund. We invest primarily in a diversified selection of high quality money market instruments of U.S. and foreign issuers with remaining maturities of 13 months or less.


To achieve our goal, we invest primarily in:

|X|      Short-term corporate obligations, including commercial paper, notes and bonds
|X|      Obligations issued or guaranteed by the U.S. and foreign governments and their agencies or instrumentalities

|X|      Obligations of U.S. and foreign banks, or their foreign branches, and
                U.S. savings banks
|X|      Repurchase agreements involving any of the securities mentioned above

We also seek to maintain a stable net asset value of $1.00 per share by:
|X|      Investing in securities which present minimal credit risk
|X|      Maintaining the average maturity of obligations held in the portfolio at 90 days or less

POLICIES

Bank obligations purchased for the portfolio are limited to U.S. or foreign banks with total assets of $1.5 billion or more. Similarly, savings association obligations purchased for the portfolio are limited to U.S. savings banks with total assets of $1.5 billion or more. Foreign securities purchased for the portfolio must be issued by foreign governments, agencies or instrumentalities, or banks that meet the minimum $1.5 billion capital requirement. These foreign obligations must also meet the same quality requirements as U.S. obligations. The commercial paper and other short-term corporate obligations we buy for the portfolio are determined by the Adviser to present minimal credit risks.

RISKS

The interest rates on short-term obligations held in the portfolio will vary, rising or falling with short-term interest rates generally. The portfolio's yield will tend to lag behind general changes in interest rates. The ability of the portfolio's yield to reflect current market rates will depend on how quickly the obligations in its portfolio mature and how much money is available for investment at current market rates. The portfolio is also subject to the risk that the issuer of a security in which the portfolio invests may fail to pay the principal or interest payments when due. This will lower the return from , and the value of, the security, which will lower the performance of the portfolio. To the extent this portfolio invests in foreign securities, it is subject to currency fluctuations, changing political and economic climates and potentially less liquidity.

An investment in this portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although this portfolio seeks to preserve the value of your investment at $1.00 per share, you could lose money by investing in the portfolio.

THIS PORTFOLIO IS INTENDED FOR

Investors who seek a low risk, relatively low cost way to achieve current income through high-quality money market securities.

INVESTMENT ADVISER & SUB-ADVISER


Investment Adviser

The Investment Adviser of the portfolios is Transamerica Investment Management, LLC (the "Adviser"), at 1150 South Olive Street, Los Angeles, California 90015. The Adviser is controlled by Sub-Adviser Transamerica Investment Services, Inc. ("TIS"). The Adviser manages $9 billion in mutual funds, separate accounts and pension assets, previously managed by TIS. TIS is a subsidiary of Transamerica Corporation, 600 Montgomery Street, San Francisco, California 94111. Transamerica Corporation is a subsidiary of AEGON N. V., an international insurance group.

The Adviser's duties include, but are not limited to:
|X|      Supervising and managing the investments of each  portfolio;
|X| Ensuring that investments follow each portfolio's investment objective, strategies, and policies and comply with government regulations; and
|X|      Developing and implementing an investment program for the  portfolios.

Management decisions for each of the portfolios are made by a team of expert managers and analysts headed by team leaders (designated as primary managers) and their backups (designated as co-managers). The team leaders have primary responsibility for the day-to-day decisions related to their portfolios. They are supported by the entire group of managers and analysts. The transactions and performance of the portfolios are reviewed by the Adviser's senior officers.

 Sub-Adviser

Transamerica Investment Services, Inc. (the "Sub-Adviser"), has been in existence since 1967 and has provided investment advisory services to investment companies since 1968 and to Transamerica Corporation and affiliated life insurance companies since 1981. The Sub-Adviser is located at 1150 South Olive Street, Los Angeles, California 90015-2211. Under an agreement with the Adviser, TIS provides the Adviser with certain investment research and other services and, in this regard, it serves as Sub-Adviser to the portfolios.

Advisory Fees

For its services to the portfolios, the Adviser receives annual advisory fees from the portfolios. These fees are based on the average daily net assets of the portfolios. The fees are deducted daily from the assets of the portfolios. The fees may be higher than the average advisory fee paid to the investment advisers of other similar portfolios. The advisory fees, payable under the investment advisory agreement, are shown below.


   ------------------------- ----------------

                                  Advisory Fee

   Portfolio


   ------------------------- ----------------
   ------------------------- ----------------

   Growth                    0.75%

   ------------------------- ----------------
   ------------------------- ----------------

   Money Market              0.35%

   ------------------------- ----------------


The Adviser may waive some or all of its fees from time to time at its discretion. In 2000, the Adviser waived a portion of the advisory fee payable by the Growth Portfolio and was paid 0.74% of the portfolio's average net assets. The Adviser waived the full amount of advisory fee payable by the Money Market Portfolio and was paid 0% of the portfolio's average net assets.

Each portfolio pays all the costs of its operations that are not assumed by the Adviser, including:

o        Custodian;
o        Legal;
o        Auditing;
o        Administration;
o        Registration fees and expenses; and
o Fees and expenses of directors unaffiliated with the Investment Adviser.

We allocate the expenses that are not portfolio-specific among the portfolios based on the net assets of each portfolio.


   PORTFOLIO MANAGERS

   Management decisions for each of the portfolios are made by a team of expert managers and analysts headed by team leaders (designated as primary managers) and their backups (designated as co-managers). The team leaders have primary responsibility for the day-to-day decisions related to their portfolios. They are supported by the entire group of managers and analysts. The transactions and performance of the portfolios are reviewed by the Adviser's senior officers.

   The following listing provides a brief biography of the primary manager and co-managers for each of the portfolios:


   GROWTH PORTFOLIO PRIMARY MANAGER SINCE 1984: JEFFREY S. VAN HARTE, CFA, Senior Vice President and Head of Equity Investments, Transamerica Investment Management, LLC, Vice President, Transamerica Investment Services, Inc. Manager of the Transamerica Equity Fund and the Transamerica Premier Equity Fund since 1998. Manager of an unregistered separate account and a Transamerica corporate account. Co-Manager of the Transamerica Premier Value Fund, the Transamerica Value Fund (a separate account), the Transamerica Premier Balanced Fund (a separate account) and the Transamerica Balanced Fund (a separate account). Was manager of the Transamerica Balanced Fund from 1993 to 1998 and the Transamerica Premier Balanced Fund from 1995 to 1998. Member of the Security Analysts of San Francisco Society. B.A., California State University at Fullerton. Joined Transamerica in 1980.

     CO-MANAGER SINCE 1999: GARY U. ROLLE, CFA, President and Chief Investment Officer, Transamerica Investment Management, LLC. President and Chief Investment Officer, Transamerica Investment Services, Inc. Chairman and President, Transamerica Income Shares, Inc., a closed-end investment company. Chief Investment Officer, Transamerica Occidental Life Insurance Company and Transamerica Life Insurance & Annuity Company. Manager of the Transamerica Balanced Fund and Transamerica Premier Balanced Fund since 1998. Co-Manager of the Transamerica Premier Equity Fund, Transamerica Equity Fund and Fund A (both separate accounts), and Transamerica corporate accounts. Former member of the Board of Governors of the Los Angeles Society of Financial Analysts. B.S., University of California at Riverside. Joined Transamerica in 1967.

     MONEY MARKET PORTFOLIO PRIMARY MANAGER: EDWARD S. HAN; Assistant Vice - President and Portfolio Manager, Transamerica Investment Management, LLC. Securities Analyst, Transamerica Investment Services, Inc. Manager of the Transamerica Premier Cash Reserve Fund and Transamerica Cash Reserve Fund (a separate account) since 1999. M.B.A. Darden Graduate School of Business Administration at the University of Virginia. B.A., University of California at Irvine. Vice President-Health Care Finance Group, Bank of America, 1993-1998. Joined Transamerica in 1998.

     CO-MANAGER: HEIDI Y. Hu; CFA, Vice President, Transamerica Investment Management, LLC. Vice President and Portfolio Manager, Transamerica Investment Services, Inc. Primary Manager of the Transamerica Income Shares, Inc. since 1998. Co-Manager of the Transamerica Bond Fund (a separate account) since 1999. Member of the Los Angeles Society of Financial Analysts. Portfolio Manager, Arco Investment Management Company, 1994-1998. B.S., Lewis and Clark College. M.B.A., University of Chicago. Joined Transamerica in 1998.


   ADVISERS PERFORMANCE ON
   SIMILAR FUNDS

   The portfolios' Adviser, and previously the Sub-Adviser, also manages SEC-registered mutual funds and non-registered separate accounts of insurance companies. These mutual funds and separate accounts have investment objectives, strategies and policies that are substantially similar to those of the portfolios listed below.

   TVIF PORTFOLIO
   MUTUAL FUND

   SEPARATE ACCOUNT

   Money Market
   Premier Cash Reserve
   Cash Management

   You should not assume that the portfolio will have the same future performance as its similar mutual fund or separate account. The portfolio's future performance may be greater or less than the historical performance and/or future performance of the corresponding mutual fund or separate account due to, among other things, certain inherent differences between them.

   Additionally, the separate accounts are not registered with the SEC and not subject to the Investment Company Act of 1940, nor are they subject to Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code").

   Therefore, the separate accounts were not subject to the investment limitations, diversification requirements, and other restrictions that apply to the portfolio. If the separate accounts had been subject to the Investment Company Act or Subchapter M of the Code, their performance may have been adversely affected at times. Additionally, the fees and expenses of the portfolio may be higher or lower than the fees and expenses of mutual funds or separate accounts. Higher fees and expenses have a negative impact on performance. Also, the portfolio is currently only available through the purchase of variable annuity and variable life insurance contracts. The performance of the mutual funds and separate accounts does not reflect any expenses or charges applicable to these variable insurance contracts.

   Please do not consider the performance of these similar funds as indicative of the portfolio's past or future performance. You should not consider this performance a substitute for the portfolio's own performance.

   MUTUAL FUND

   AVERAGE ANNUAL TOTAL
   RETURNS (AS OF 12/31/00)

   TRANSAMERICA PREMIER
   FUNDS*             1
   YEAR               5
   YEARS              10
   YEARS
   SINCE INCEPTION

   10/2/95

   Premier Cash Reserve
   6.34%             5.53%
     -
   5.54%

   * Performance is for
   the Investor Class of
   the Transamerica
   Premier Funds.

   SEPARATE ACCOUNT

   AVERAGE ANNUAL TOTAL
   RETURNS (AS OF 12/31/00)
   TRANSAMERICA FUNDS  1
   ----------------------
   YEAR                5
   ----------------------
   YEARS               10
   -----------------------
   YEARS
   --------------------
   SINCE INCEPTION
   ---------------

   1/3/82

   Cash Management

   5.89%    5.04%
    4.66%    6.41%



   DETERMINATION OF NET
   ASSET VALUE

   We normally determine the net asset value per share of each portfolio once daily as of the close of regular trading on the New York Stock Exchange, currently 4:00 p.m. New York time. We do this each day when the New York Stock Exchange is open. The New York Stock Exchange is scheduled to be open Monday through Friday throughout the year, except for certain holidays.

   We calculate the net asset value by subtracting the portfolio's liabilities from its total assets and dividing the result by the total number of shares outstanding.

   We generally determine the value of the portfolio securities and assets on the basis of their market values. However, all securities held by the Money Market Portfolio and any short-term debt securities of the other portfolios having remaining maturities of sixty days or less are valued by the amortized cost method, which approximates market value. Amortized cost involves valuing an investment at its cost and assuming a constant amortization to maturity of any discount or premium, regardless of the effect of movements in interest rates. We value investments for which market quotations are not readily available at their fair value as determined in good faith by, or under authority delegated by, the portfolios' Board of Directors.

   OFFERING, PURCHASE AND
   REDEMPTION OF SHARES

   We sell shares of the portfolios in a continuous offering to various insurance companies. These insurance companies offer them as investment options in variable annuity and variable life insurance contracts. The insurance companies purchase and redeem shares of the portfolios at net asset value without sales or redemption charges being imposed by the portfolios.

   On each business day insurance companies purchase or redeem shares of the portfolios based on the requests from their contract owners that have been processed on that day. Insurance companies purchase and redeem shares at their net asset value calculated at the end of that day, although such purchases and redemptions may be executed the next business day.


   If insurance companies purchase shares of a portfolio for variable insurance, a potential for certain conflicts may exist between the interests of variable annuity contract owners and variable life insurance contract owners. . We do not foresee any disadvantage to owners of the insurance contracts arising from the fact that shares of a portfolio might be held by such entities. However, in such an event, the portfolios' Board of Directors will monitor the portfolios in order to identify any material irreconcilable conflicts of interest which may possibly arise, and to determine what action, if any, should be taken in response to such conflicts.


     INCOME, DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

   |X| Each portfolio distributes substantially all of its net investment income in the form of dividends to its shareholders.

   |X| Dividends are made on a per share basis to shareholders of record of a portfolio as of the distribution date of that portfolio, regardless of how long the shares have been held.


   |X| Capital gains, if any, are generally distributed annually for the Growth Portfolio.


   |X| If you buy shares just before or on a record date, you will pay the full price for the shares and then you may receive a portion of the price back as a taxable distribution.

   |X| Dividends on the Money Market Portfolio are determined daily but paid monthly.

   DIVIDEND PAYMENT
   SCHEDULES:

   PORTFOLIO
   ------------------------------------
   WHEN IT PAYS
   ------------
   Growth Portfolio
   Annually
   Money Market Portfolio
   Monthly


   TAXES

   Each portfolio
   qualifies as a
   regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Each portfolio intends to distribute substantially all of its net income and net capital gains to its shareholders. As a result, under the provisions of subchapter M, there should be little or no income or gains taxable to the portfolios. In addition, each portfolio intends to comply with certain other distribution rules specified in the Code so that it will not incur a 4% nondeductible federal excise tax that otherwise would apply. For more information see Federal Tax Matters in the SAI.

   The shareholders of the portfolios are insurance companies offering variable insurance contracts. For information concerning federal income tax consequences for owners of variable insurance contracts, see the prospectus for these products.

   FINANCIAL HIGHLIGHTS


   The following information is intended to help you understand the portfolios' financial performance for the past five years. Certain information reflects financial results for a single portfolio share. The total returns in the table represent the rate the investor would have earned (or lost) in that year on that portfolio, assuming reinvestment of all dividends and distributions. This information has been audited by Ernst & Young LLP, independent auditors. Their report, along with the portfolios' financial statements, are included in the annual report. See the back cover to find out how to get the annual report.


Growth Portfolio

The Growth Portfolio was formerly Transamerica Occidentals Separate Account Fund C. The former fund was reorganized on
November 1, 1996, when all its assets and liabilities were transferred to the newly created Growth Portfolio.  The financial information is presented as if the reorganization had always been in effect. The activity prior to November 1, 1996, represents accumulated unit values of Separate Account Fund C which have been converted to share values for presentation purposes.

Selected data for a share outstanding throughout each period are as follows*


                                                   Year ended December 31,
                                         2000            1999             1998           1997           1996
Net Asset Value
Beginning of period                    $26.61          $19.36           $14.75        $10.93           $8.58

Operations
Net investment loss                     (0.14)          (0.09)           (0.01)        (0.05)          (0.07)
Net realized and
    unrealized gain (loss)              (2.23)           7.40             6.38          5.13            2.42
Total from investment
    operations                          (2.37)           7.31             6.37          5.08            2.35

Dividends/Distributions to Shareholders
Net realized gains                      (2.46)          (0.06)           (1.76)        (1.26)

Net Asset Value
End of period                          $21.78          $26.61           $19.36        $14.75          $10.93

Total Return                          (9.69%)        37.79%            43.28%         46.50%         27.36%

Ratios and Supplemental Data
Expenses to average
     net assets1                       0.85%          0.85%             0.85%          0.85%          1.27%
Net investment loss to
     average net assets2              (0.60%)        (0.49%)           (0.32%)        (0.39%)        (0.68%)
Portfolio turnover rate               37.76%         28.79%            34.41%         20.54%         34.58%
Net Assets, end of period
    (in thousands)                     $254,920       $238,655          $107,892      $46,378        $32,238

* Prior to November 1, 1996, activity represents accumulated unit values of Transamerica Occidentals Separate Account Fund C, which have been
    converted to share values for    presentation purposes.
1 If the Investment Adviser had not waived expenses, the ratio of operating expenses to average net assets would have been
    0.86%, 0.90%, 0.96%, 0.98% and 1.34% for the years ended December 31, 2000,
    1999, 1998, 1997 and 1996, respectively.
2        If the Investment Adviser had not waived expenses, the ratio of net investment loss to average net assets would have been (0.61%), (0.55%), (0.44%),
 (0.52%) and (0.75%) for the years ended December 31, 2000, 1999, 1998, 1997 and 1996, respectively.

Money Market Portfolio

The following table gives condensed financial information for the Money Market Portfolio, which commenced operation January 2, 1998, for the period ending December 31, 2000.


Selected data for a share outstanding throughout each period are as follows*

                                           Year ended                 Year ended            Period ended
                                    December 31, 2000          December 31, 1999       December 31, 1998*
Net Asset Value
Beginning of period                             $1.00                      $1.00                   $1.00

Operations
Net investment income                            0.06                       0.05                    0.05

Dividends/Distributions to Shareholders
Net investment income                          (0.06)                     (0.05)                  (0.05)

Net Asset Value
End of period                                   $1.00                      $1.00                   $1.00

Total Return                                    5.91%                      4.62%                   4.93%a

Ratios and Supplemental Data
Expenses to average net assets1                 0.60%                      0.60%                   0.60%3
Net investment income to
    average net assets2                         5.77%                      4.59%                   4.81%3
Net Assets, end of period
     (in thousands)                           $24,609                    $17,479                  $6,803

*   The Portfolio commenced operations on January 2, 1998.
a   Total return is not annualized for periods less than one year.
1   If the  Investment  Adviser had not waived  expenses,  the ratio of operating  expenses to average net assets would have been
    1.16%, 1.39% and 3.03% for the periods ended December 31, 2000, 1999 and 1998, respectively.
2   If the Investment  Adviser had not waived expenses,  the ratio of net investment income to average net assets would have been
    5.21%, 3.79% and 2.38% for the periods ended December 31, 2000, 1999 and 1998, respectively.
3   Annualized.

   ADDITIONAL INFORMATION
   AND ASSISTANCE

   You may get more information, at no charge, about these portfolios by requesting the following:

   ANNUAL AND SEMI-ANNUAL
   REPORT

   These reports describe the portfolios' performance and list their holdings. The annual report discusses the market conditions and the portfolio managers' strategies that significantly affected the portfolios' performance during the last fiscal year.

   STATEMENT OF ADDITIONAL
   INFORMATION (SAI)

   This document gives additional information about the portfolios. The SAI was filed with the Securities and Exchange Commission (SEC) and is incorporated by reference as part of the prospectus. The audited annual report is a part of the SAI.


   TO OBTAIN THIS
   INFORMATION FROM US

   |X|      Call 1-877-717-8861
   |X|      Write to Transamerica Service Center, P.O. Box 3183, Cedar Rapids,
                Iowa  52406-3183
   |X| Or call or write such other number provided in your insurance product prospectus.


   |X|      Visit our Internet web site at http://www.transamerica.com


   TO OBTAIN INFORMATION

   FROM THE SEC

   |X|      Visit the SEC, Public Reference Room, Washington, D.C. to review or copy the prospectus and SAI
   |X|      Call 1-800-SEC-0330
   |X|      Visit the SEC's Internet web site at http://www.sec.gov
   |X|      Write to Securities and Exchange Commission, Public Reference
                Section, Washington, D.C. 20549-6009 for copies of these documents (requires you to pay a duplicating fee)

   SEC file number:
   811-9216











   VIM-527-0501

TRANSAMERICA VARIABLE INSURANCE FUND, INC.


Prospectus: May 1, 2001






Growth Portfolio
Small Company


We do not offer these portfolios for sale directly to the public. Insurance companies purchase shares of the portfolios and offer them as investment options in their variable annuity contracts and variable life insurance policies. You should read the variable insurance contract prospectus for information regarding variable insurance contract charges and any restrictions on purchases or allocations.


This prospectus should be read in conjunction with the variable insurance contract.


Not  FDIC Insured
May Lose Value
No Bank Guarantee


The Securities and Exchange Commission has not approved or disapproved the securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

The Portfolios at a Glance                             2
Fees and Expenses                                      3
The Portfolios in Detail                               4
         Growth Portfolio                              4
         Small Company Portfolio                       4

Investment Adviser & Sub-Adviser                       4
Advisers Performance on Similar Funds                  6
Determination of Net Asset Value                       5
Offering, Purchase and Redemption of Shares            6
Income, Dividends and Capital Gains Distributions      6
Taxes                                                  6
Financial Highlights                                   7
Additional Information and Assistance       Back Cover




THE PORTFOLIOS AT A GLANCE


The following is a summary of each portfolio's goals, strategies, risks, intended investors and performance. We cannot guarantee that the investment goals will be achieved. The portfolios are managed by Transamerica Investment Management, LLC.

The performance shown for each portfolio assumes reinvestment of dividends. The portfolios are only available through the purchase of variable annuity and variable life insurance contracts. The performance of the portfolios do not reflect any expenses or charges applicable to these variable insurance contracts. We compare a portfolio's performance to a broad-based securities market index. Performance figures for these indices do not reflect any commissions or fees, which you would pay if you purchased the securities represented by the indices. You cannot invest directly in the indices. The performance data for the indices do not indicate the past or future performance of any portfolio.

GROWTH PORTFOLIO

The portfolio seeks to maximize long-term growth.


It invests at least 80% of its assets in a diversified selection of domestic equity securities of growth companies of any size. We look for companies we consider to be premier companies that are under-valued in the stock market.

Your principal risk in investing in this portfolio is you could lose money. The value of equity securities can fall due to the issuing company's poor financial condition or bad general economic or market conditions. Since this portfolio invests in equities, its performance may vary more than fixed income portfolios over short periods. We typically concentrate the portfolio's holdings in fewer than 50 well researched companies. To the extent this portfolio concentrates its holdings, its performance may vary more than funds that hold many more securities.


The portfolio is intended for long-term investors who have the perspective, patience, and financial ability to take on above-average stock market volatility.

The following performance information provides some indication of the risks of investing in the portfolio. We show annual returns, best and worst quarters, and average annual total returns over the life of the portfolio.


(chart goes here)


    Best calendar quarter: 33.85% for quarter ending 12/31/99
    Worst calendar quarter: -20.51% for quarter ending 9/30/90


AVERAGE ANNUAL TOTAL RETURNS (AS OF 12/31/00)

                         1 YEAR      5 YEARS     10 YEARS
-----------------------------------------------------------
Growth Portfolio         -9.69%      27.26%      26.96%
S&P 500 Index *          -9.10%      18.33%       17.46%

* The Standard & Poor's 500 Composite Stock Price Index ("S&P 500") consists of 500 widely held, publicly traded common stocks. The S&P 500 Index does not reflect any commissions or fees which would be incurred by an investor purchasing the securities it represents.

   The portfolio is only available through the purchase of variable insurance products. The performance data does not reflect the additional charges associated with such products. Application of these charges would reduce the performance of the portfolio. Variable products pose investment risks, including loss of capital. Past performance is not predictive of future performance.

   The performance of the Growth Portfolio prior to November 1, 1996, is the performance of its predecessor Transamerica Occidental's Separate Account Fund C recalculated to reflect the then current fees and expenses of the Growth Portfolio. If the Investment Adviser had not waived fees, the returns of the portfolio would have been lower.


SMALL COMPANY PORTFOLIO

The portfolio seeks to maximize long-term growth.


It invests in a diversified portfolio of domestic equity securities. Under normal market conditions, at least 80% of the portfolio will be invested in companies with market capitalizations or annual revenues of no more than $1 billion.

Your principal risk in investing in this portfolio is you could lose money. The value of equity securities can fall due to the issuing company's poor financial condition or poor general economic or market conditions. Because this portfolio invests in equities, its performance may vary more than fixed income funds over short periods. We typically concentrate the portfolio's holdings in fewer than 50 well researched companies. To the extent this portfolio concentrates its holdings, its performance may vary more than funds that hold many more securities.


The portfolio is intended for investors who have the perspective, patience, and financial ability to take on above-average stock market volatility in a focused pursuit of long-term capital growth.


Prior to the date of this prospectus, the portfolio had not commenced operations and, therefore, had no performance history.


FEES AND EXPENSES

The table below provides a breakdown of the expenses you may pay if you buy and hold shares of these portfolios. There is no sales charge (load) or other transaction fees for the purchase of shares of the portfolios by insurance companies which offer the portfolios as an investment option in their variable insurance contracts. But, you may pay sales charges (loads) and other expenses in connection with your ownership of the variable insurance contract through which these portfolios are available. Investors pay fees and expenses incurred by the portfolios.

ANNUAL FUND OPERATING EXPENSES (AS A PERCENT OF AVERAGE NET ASSETS)

                                         TOTAL
                 MANAGEMENT  OTHER       OPERATING

PORTFOLIO        FEE         EXPENSES    EXPENSES
Growth           0.75%       0.11%       0.86%
Small Company    0.85%       0.35%       1.20%


The Growth Portfolio's total operating expenses above include the maximum management fees, and other expenses that the portfolio incurred in 2000. However, in 2000 certain fee waivers by the Adviser were in place so that the management fee, other expenses and total portfolio expenses experienced by the Growth Portfolio were 0.74%, 0.11%, 0.85%, respectively.

The Adviser has agreed to waive part of its management fee or reimburse other operating expenses to ensure that annual total operating expenses for the portfolios (other than interest, taxes, brokerage commissions and extraordinary expenses) will not exceed 0.85% for the Growth Portfolio and 1.20% for the Small Company Portfolio. The fee waivers and expense assumptions may be terminated at any time without notice but are expected to continue through 2001.


EXAMPLE


The table below is to help you compare the cost of investing in these portfolios with the cost of investing in other mutual funds. These examples assume that you make a one-time investment of $10,000 and hold your shares for the time periods indicated. The examples also assume that your investment has a 5% return each year and that the portfolios' operating expenses remain the same as shown above. The examples are based on 2000 expenses for the Growth Portfolio without fee waivers and estimates without fee waivers for 2001 for the Small Company Portfolio . Costs are the same whether you redeem at the end of any period or not. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows. These costs do not reflect any charges or expenses applicable to the variable insurance contract through which these portfolios are available.


                           INVESTMENT PERIOD

PORTFOLIO          1 YEAR   3 YEARS  5 YEARS   10 YEARS
---------------------------------------------------------

Growth              $88      $274     $477     $1061
Small Company       $122     $381       N/A    N/A

THE PORTFOLIOS IN DETAIL


The following expands on the strategies, policies and risks described in The Portfolio at a Glance. GROWTH PORTFOLIO GOAL Our goal is to maximize long-term growth.

STRATEGIES

We use a "bottom up" approach to investing. We focus on identifying fundamental change in it's early stages and investing in premier companies. We believe in long term investing and do not attempt to time the market. The portfolio is constructed one company at a time. Each company passes through our rigorous research process and stands on it's own merits as a premier company.

We buy securities of companies we believe have the defining features of premier growth companies that are under-valued in the stock market. Premier companies have many or all of these features:

|X|      Shareholder-oriented management
|X|      Dominance in market share
|X|      Cost production advantages
|X|      Leading brands
|X|      Self-financed growth
|X|      Attractive reinvestment opportunities


POLICIES


We invest at least 80% of the portfolio's assets in a diversified portfolio of domestic equity securities. We do not limit its investments to any particular type or size of company.


The portfolio may also invest in cash or cash equivalents for temporary defensive purposes when market conditions warrant. To the extent it is invested in these securities, the portfolio is not achieving its investment objective.

RISKS

Since the portfolio invests principally in equity securities, the value of its shares will fluctuate in response to general economic and market conditions. Financial risk comes from the possibility that current earnings of a company we invest in may fall, or that its overall financial circumstances may decline, causing the security to lose value.

THIS PORTFOLIO IS INTENDED FOR

Long-term investors who have the perspective, patience and financial ability to take on above-average price volatility in pursuit of long-term capital growth.

SMALL COMPANY PORTFOLIO

GOAL

Our goal is to maximize long-term growth.

STRATEGIES

We use a "bottom up" approach to investing. We study industry and economic trends, but focus on researching individual companies. The portfolio is constructed one company at a time. Each company passes through a research process and stands on its own merits as a viable investment in the Investment Adviser's opinion.

Companies with smaller capitalization levels are less actively followed by securities analysts. For this reason, they may be undervalued, providing strong opportunities for a rise in value. To achieve this goal, our equity management team selects stocks issued by smaller U.S. companies which show:

o Strong potential for steady growth
o High barriers to competition

We seek out the industry leaders of tomorrow and invest in them today. We look for companies with bright prospects for their products, management and markets.

POLICIES


We generally invest at least 80% of the portfolio in a diversified portfolio of equity securities (common stocks, preferred stocks, rights, warrants and securities convertible into or exchangeable for common stocks) issued by small companies. Small companies are those whose market capitalization or annual revenues are no more than $1 billion.


We may also invest in debt securities.

The portfolio may also invest in cash or cash equivalents for temporary defensive purposes when market conditions warrant. To the extent it is invested in these securities, the portfolio is not achieving its investment objective.

RISKS

Because the portfolio invests primarily in equity securities, the value of its shares will fluctuate in response to general economic and market conditions. This portfolio invests mainly in the equity securities of small companies. These securities can provide strong opportunities for a rise in value. However, securities issued by companies with smaller asset bases or revenues are likely to be subject to greater volatility in the market than securities issued by larger companies. Securities of small companies are also typically traded on the over-the-counter market and might not be traded in volumes as great as those found on national securities exchanges. These factors can contribute to abrupt or erratic changes in their market prices. Financial risk comes from the possibility that current earnings of a company we invest in will fall, or that its overall financial circumstances will decline, causing the security to lose value.

THIS FUND IS INTENDED FOR

Investors who are willing and financially able to take on above-average stock market volatility in order to pursue long-term capital growth. Stock values change constantly. For this reason, the portfolio is intended as a long-term investment.

INVESTMENT ADVISER & SUB-ADVISER


Investment Adviser

The Investment Adviser of the portfolios is Transamerica Investment Management, LLC (the "Adviser"), at 1150 South Olive Street, Los Angeles, California 90015. The Adviser is controlled by Sub-Adviser Transamerica Investment Services, Inc. ("TIS"). The Adviser manages $9 billion in mutual funds, separate accounts and pension assets, previously managed by TIS. TIS is a subsidiary of Transamerica Corporation, 600 Montgomery Street, San Francisco, California 94111. Transamerica Corporation is a subsidiary of AEGON N. V., an international insurance group.

The Adviser's duties include, but are not limited to:
|X|      Supervising and managing the investments of each  portfolio;
|X| Ensuring that investments follow each portfolio's investment objective, strategies, and policies and comply with government regulations; and

|X|      Developing and implementing an investment program for the  portfolios.

Management decisions for each of the portfolios are made by a team of expert managers and analysts headed by team leaders (designated as primary managers) and their backups (designated as co-managers). The team leaders have primary responsibility for the day-to-day decisions related to their portfolios. They are supported by the entire group of managers and analysts. The transactions and performance of the portfolios are reviewed by the Adviser's senior officers.

 Sub-Adviser

Transamerica Investment Services, Inc. (the "Sub-Adviser"), has been in existence since 1967 and has provided investment advisory services to investment companies since 1968 and to Transamerica Corporation and affiliated life insurance companies since 1981. The Sub-Adviser is located at 1150 South Olive Street, Los Angeles, California 90015-2211. Under an agreement with the Adviser, TIS provides the Adviser with certain investment research and other services and, in this regard, it serves as Sub-Adviser to the portfolios.

Advisory Fees

For its services to the portfolios, the Adviser receives annual advisory fees from the portfolios. These fees are based on the average daily net assets of the portfolios. The fees are deducted daily from the assets of the portfolios. The fees may be higher than the average advisory fee paid to the investment advisers of other similar portfolios. The advisory fees, payable under the investment advisory agreement, are shown below.


   ------------------------- ----------------
                             Advisory Fee

   Portfolio

   ------------------------- ----------------
   ------------------------- ----------------
   Growth                    0.75%
   ------------------------- ----------------
   ------------------------- ----------------
   Small Company             0.85%
   ------------------------- ----------------

---------------------------------------------

The Adviser may waive some or all of its fees from time to time at its discretion. In 2000, the Adviser waived a portion of the advisory fee payable by the Growth Portfolio and was paid 0.74% of the Portfolio's average net assets. There are no advisory fees for the Small Company Portfolio, because it had not commenced operations as of the date of this prospectus.

Each portfolio pays all the costs of its operations that are not assumed by the Adviser, including:

o        Custodian;
o        Legal;
o        Auditing;
o        Administration;
o        Registration fees and expenses; and
o Fees and expenses of directors unaffiliated with the Investment Adviser.

We allocate the expenses that are not Portfolio-specific among the portfolios based on the net assets of each portfolio.


PORTFOLIO MANAGERS

Management decisions for the portfolio are made by a team of expert managers and analysts headed by a team leader (designated as primary manager) and his backup (designated as co-manager). The team leader has primary responsibility for the day-to-day decisions related to the portfolio. The transactions and performance of the portfolio are reviewed by the Adviser's senior officers.

The following listing provides a brief biography of the primary manager and co-manager for the portfolio:

GROWTH PORTFOLIO


PRIMARY MANAGER SINCE 1984: JEFFREY S. VAN HARTE, CFA, Senior Vice President and Head of Equity Investments, Transamerica Investment Management, LLC., Vice President, Transamerica Investment Services, Inc. Manager of the Transamerica Equity Fund and the Transamerica Premier Equity Fund since 1998. Was manager of the Transamerica Balanced Fund from 1993 to 1998 and the Transamerica Premier Balanced Fund from 1995 to 1998. Member of the Security Analysts of San Francisco. B.A., California State University at Fullerton. Joined Transamerica in 1980.

CO-MANAGER SINCE 1999: GARY U. ROLLE, CFA, President and Chief Financial Officer, Transamerica Investment Management, LLC. President and Chief Investment Officer, Transamerica Investment Services, Inc. Chairman and President,
Transamerica Income Shares, Inc., a closed-end investment company. Chief Investment Officer, Transamerica Occidental Life Insurance Company and Transamerica Life Insurance and Annuity Company. Manager of the Transamerica Balanced Fund and Transamerica Premier Balanced Fund since 1998. Co-Manager of the Transamerica Premier Equity Fund, Transamerica Equity Fund and Fund A (both separate accounts), and Transamerica corporate accounts. Former member of the Board of Governors of the Los Angeles Society of Financial Analysts. B.S., University of California at Riverside. Joined Transamerica in 1967.



SMALL COMPANY PORTFOLIO


PRIMARY MANAGER SINCE 1999: CHRISTOPHER J. BONAVICO, CFA, Vice President and Portfolio Manager, Transamerica Investment Management, LLC. Vice President and Fund Manager, Transamerica Investment Services, Inc. Manager of the Transamerica Aggressive Growth Fund, Transamerica Premier Small Company Fund, Transamerica Small Company Fund, and a Transamerica corporate account. Was manager of the Transamerica Value Fund and co-manager of the Transamerica Premier Aggressive Growth Fund, the Transamerica Premier Small Company Fund, the Transamerica Premier Balanced Fund and Transamerica Premier Index Fund from 1998 to 1999. Was manager of the Transamerica Premier Index Fund from inception to 1998. B.S., University of Delaware. Joined Transamerica in 1993.

Co-Manager since 2001: Kenneth F. Broad, CFA, ASSISTANT VICE PRESIDENT AND PORTFOLIO MANAGER, TRANSAMERICA INVESTMENT MANAGEMENT, LLC. CO-MANAGER OF A TRANSAMERICA CORPORATE ACCOUNT. CO-MANAGER OF THE TRANSAMERICA SMALL COMPANY FUND. VICE-PRESIDENT, PORTFOLIO MANAGER AND ANALYST, FRANKLIN TEMPLETON INVESTMENTS, 1994-2000. MEMBER OF THE SECURITY ANALYSTS OF SAN FRANCISCO. B.A., COLGATE UNIVERSITY. M.B.A., ANDERSON GRADUATE SCHOOL OF MANAGEMENT AT UCLA. JOINED TRANSAMERICA IN 2000.


ADVISERS PERFORMANCE ON SIMILAR FUNDS

The portfolios' Adviser, and previously the Sub-Adviser, also manages SEC-registered mutual funds and non-registered separate accounts of insurance companies. These mutual funds and separate accounts have investment objectives, strategies and policies that are substantially similar to those of the portfolio listed below.

TVIF PORTFOLIO    MUTUAL FUND              SEPARATE ACCOUNT

Small Company     Premier Small Company     Small Company

You should not assume that the portfolio will have the same future performance as its similar mutual fund or separate account. The portfolio's future performance may be greater or less than the historical performance and/or future performance of the corresponding mutual fund or separate account due to, among other things, certain inherent differences between them.

Additionally, the separate accounts are not registered with the SEC and not subject to the Investment Company Act of 1940, nor are they subject to Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Therefore, the separate accounts were not subject to the investment limitations, diversification requirements, and other restrictions that apply to the portfolio. If the separate accounts had been subject to the Investment Company Act or Subchapter M of the Code, their performance may have been adversely affected at times. Additionally, the fees and expenses of the portfolio may be higher or lower than the fees and expenses of mutual funds or separate accounts. Higher fees and expenses have a negative impact on performance. Also, the portfolio is currently only available through the purchase of variable annuity and variable life insurance contracts. The performance of the mutual funds and separate accounts does not reflect any expenses or charges applicable to these variable insurance contracts.

Please do not consider the performance of these similar funds as indicative of the portfolio's past or future performance. You should not consider this performance a substitute for the portfolio's own performance.

MUTUAL FUND

AVERAGE ANNUAL TOTAL RETURNS (AS OF 12/31/00)

TRANSAMERICA PREMIER FUNDS*   1 YEAR 3 YEARS10 YEARS SINCE INCEPTION


6/30/97


Premier Small Company     -26.00%        37.30%     N/A             39.79%

* Performance is for the Investor Class of the Transamerica Premier Funds. Commencement of operations was 7/1/97.

SEPARATE ACCOUNT

AVERAGE ANNUAL TOTAL RETURNS (AS OF 12/31/00)

TRANSAMERICA FUNDS  1 YEAR  5 YEARS  10 YEARSSINCE INCEPTION



9/30/98


Small Company           -23.66%  N/A        N/A       50.58%



DETERMINATION OF NET ASSET VALUE

We normally determine the net asset value per share of the portfolios once daily as of the close of regular trading on the New York Stock Exchange, currently 4:00 p.m. New York time. We do this each day when the New York Stock Exchange is open. The New York Stock Exchange is scheduled to be open Monday through Friday throughout the year, except for certain holidays.

We calculate the net asset value by subtracting the portfolios' liabilities from its total assets and dividing the result by the total number of shares outstanding.

We generally determine the value of each portfolio's securities and assets on the basis of its market value. However, any short-term debt securities of the portfolios having remaining maturities of sixty days or less are valued by the amortized cost method, which approximates market value. Amortized cost involves valuing an investment at its cost and assuming a constant amortization to maturity of any discount or premium, regardless of the effect of movements in interest rates. We value investments for which market quotations are not readily available at their fair value as determined in good faith by, or under authority delegated by, the portfolio's Board of Directors.

OFFERING, PURCHASE AND REDEMPTION OF SHARES

We sell shares of each portfolio in a continuous offering to various insurance companies. These insurance companies offer them as investment options in variable annuity and variable life insurance contracts. The insurance companies purchase and redeem shares of each portfolio at net asset value without sales or redemption charges being imposed by the portfolio.

On each business day insurance companies purchase or redeem shares of each portfolio based on the requests from their contract owners that have been processed on that day. Insurance companies purchase and redeem shares at their net asset value calculated at the end of that day, although such purchases and redemptions may be executed the next business day.


If insurance companies purchase shares of the portfolio for variable insurance, a potential for certain conflicts may exist between the interests of variable annuity contract owners and variable life insurance contract owner We do not foresee any disadvantage to owners of the insurance contracts arising from the fact that shares of the portfolio might be held by such entities. However, in such an event, the portfolio's Board of Directors will monitor the portfolio in order to identify any material irreconcilable conflicts of interest which may possibly arise, and to determine what action, if any, should be taken in response to such conflicts.


INCOME, DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

|X| Each portfolio distributes substantially all of its net investment income in the form of dividends to its shareholders.

|X| Dividends are made on a per share basis to shareholders of record as of the distribution date, regardless of how long the shares have been held.

|X|      Dividends, if any, are generally paid annually.
|X|      Capital gains, if any,  are generally distributed annually.
|X| If you buy shares just before or on a record date, you will pay the full price for the shares and then you may receive a portion of the price back as a taxable distribution.

TAXES

Each portfolio qualifies as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Each portfolio intends to distribute substantially all of its net income and net capital gains to its shareholders. As a result, under the provisions of subchapter M, there should be little or no income or gains taxable to the portfolio. In addition, each portfolio intends to comply with certain other distribution rules specified in the Code so that it will not incur a 4% nondeductible federal excise tax that otherwise would apply. For more information see Federal Tax Matters in the SAI.

The shareholders of the portfolio are insurance companies offering variable insurance contracts. For information concerning federal income tax consequences for owners of variable insurance contracts, see the prospectus for these products.

FINANCIAL HIGHLIGHTS


The following information is intended to help you understand the portfolio's financial performance for the past five years. Certain information reflects financial results for a single portfolio share. The total returns in the table represent the rate the investor would have earned (or lost) in that year, assuming reinvestment of all dividends and distributions. This information has been audited by Ernst & Young LLP, independent auditors. Their report, along with the portfolio's financial statements, are included in the annual report. See the back cover to find out how to get the annual report


Growth Portfolio

The Growth Portfolio was formerly Transamerica Occidentals Separate Account Fund C. The former fund was reorganized on November 1, 1996, when all its assets and liabilities were transferred to the newly created Growth Portfolio. The financial information is presented as if the reorganization had always been in effect. The activity prior to November 1, 1996, represents accumulated unit values of Separate Account Fund C which have been converted to share values for presentation purposes.

Selected data for a share outstanding throughout each period are as follows*


                                                   Year ended December 31,
                                         2000            1999             1998           1997           1996
Net Asset Value
Beginning of period                    $26.61          $19.36           $14.75        $10.93           $8.58

Operations
Net investment loss                     (0.14)          (0.09)           (0.01)        (0.05)          (0.07)
Net realized and
    unrealized gain (loss)              (2.23)           7.40             6.38          5.13            2.42
Total from investment
    operations                          (2.37)           7.31             6.37          5.08            2.35

Dividends/Distributions to Shareholders
Net realized gains                      (2.46)          (0.06)           (1.76)        (1.26)

Net Asset Value
End of period                          $21.78          $26.61           $19.36        $14.75          $10.93

Total Return                          (9.69%)        37.79%            43.28%         46.50%         27.36%

Ratios and Supplemental Data
Expenses to average
     net assets1                       0.85%          0.85%             0.85%          0.85%          1.27%
Net investment loss to
     average net assets2              (0.60%)        (0.49%)           (0.32%)        (0.39%)        (0.68%)
Portfolio turnover rate               37.76%         28.79%            34.41%         20.54%         34.58%
Net Assets, end of period
    (in thousands)                     $254,920       $238,655          $107,892      $46,378        $32,238

* Prior to November 1, 1996, activity represents accumulated unit values of Transamerica Occidentals Separate Account Fund C, which have been converted to share values for presentation purposes.
1 If the Investment Adviser had not waived expenses, the ratio of operating expenses to average net assets would have been 0.86%, 0.90%, 0.96%, 0.98% and 1.34% for the years ended December 31, 2000,
    1999, 1998, 1997 and 1996, respectively.
2 If the Investment Adviser had not waived expenses, the ratio of net investment loss to average net assets would have been (0.61%), (0.55%), (0.44%), (0.52%) and (0.75%) for the years ended December 31, 2000, 1999,
    1998, 1997 and 1996, respectively.


      Small Company Portfolio

      There are no financial statements for the Small Company Portfolio because it had not yet commenced operations as of the date of this prospectus.

      ADDITIONAL INFORMATION AND ASSISTANCE

      You may get more information, at no charge, about each portfolio by requesting the following:

      ANNUAL AND SEMI-ANNUAL REPORT

      These reports describe each portfolio's performance and list its holdings. The annual report discusses the market conditions and each portfolio manager's strategy that significantly affected the portfolio performance during the last fiscal year.

      STATEMENT OF ADDITIONAL INFORMATION (SAI)

      This document gives additional information about each portfolio. The SAI was filed with the Securities and Exchange Commission (SEC) and is incorporated by reference as part of the prospectus. The audited annual report is a part of the SAI.


      TO OBTAIN THIS INFORMATION FROM US

      |X|      Call  1-877-717-8861
      |X|      Write to Transamerica Service Center,  P. O.
           Box 3183, Cedar Rapids, Iowa 52406-3183
      |X| Or call or write such other number provided in your insurance product prospectus.


      |X|      Visit our Internet web site at
           http://www.transamerica.com


      TO OBTAIN INFORMATION FROM THE SEC

      |X|      Visit the SEC, Public Reference Room,
           Washington, D.C. to review or copy the prospectus
           and SAI
      |X|      Call 1-800-SEC-0330
      |X|      Visit the SEC's Internet web site at
           http://www.sec.gov
      |X|      Write to Securities and Exchange Commission,
           Public Reference Section, Washington, D.C.
           20549-6009 for copies of these documents
           (requires you to pay a duplicating fee)

      SEC file number:  811-9216








      VIM-530-0501

TRANSAMERICA VARIABLE INSURANCE FUND, INC.


Prospectus: May 1, 2001


EQUITY PORTFOLIOS
-----------------
Aggressive Growth Portfolio
Growth Portfolio
Index Portfolio
Small Company Portfolio
Value Portfolio

EQUITY & FIXED INCOME PORTFOLIO

Balanced Portfolio

FIXED INCOME PORTFOLIOS

Bond Portfolio
High Yield Bond Portfolio
Money Market Portfolio


We do not offer these portfolios for sale directly to the public. Insurance companies purchase shares of the portfolios and offer them as investment options in their variable annuity contracts and variable life insurance policies. You should read the attached variable insurance contract prospectus for information regarding portfolio fees and expenses, additional variable insurance contract charges, and any restrictions on purchases or allocations.


This prospectus should be read in conjunction with the prospectus for the variable insurance contract.


Not FDIC Insured
May Lose Value
No Bank Guarantee


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

The Portfolios at a Glance                           3


Fees and Expenses                                    8
The Portfolios in Detail                             9

         Aggressive Growth Portfolio                 9
         Growth Portfolio                            9
         Index Portfolio                             10
         Small Company Portfolio                     10
         Value Portfolio                             11
         Balanced Portfolio                          12
         Bond Portfolio                              12
         High Yield Bond Portfolio                   13
         Money Market Portfolio                      14

Investment Adviser & Sub-Adviser                     15
Sub-Adviser's Performance on Similar Funds           15
Determination of Net Asset Value                     17
Offering, Purchase and Redemption of Shares          17
Income, Dividends and Capital Gains Distributions    17
Taxes                                                18
Summary of Bond Ratings                              18
Financial Highlights                                 19
Additional Information and Assistance       Back Cover

THE PORTFOLIOS AT A GLANCE

The following is a summary of each portfolio's goals, strategies, risks, intended investors and performance. We cannot guarantee that the investment goals will be achieved. The portfolios are managed by Transamerica Investment Management, LLC.


Only the Growth Portfolio and the Money Market Portfolio summaries show their past performance, because the other portfolios had not yet commenced operations prior to December 31, 2000. The performance shown for each portfolio assumes reinvestment of dividends. The portfolios are only available through the purchase or variable annuity and variable life insurance contracts. The performance of the portfolios do not reflect any expenses or charges applicable to these variable insurance contracts. We compare a portfolio's performance to a broad-based securities market index. Performance figures for these indices do not reflect any commissions or fees, which you would pay if you purchased the securities represented by the indices. You cannot invest directly in these indices. The performance data for the indices do not indicate the past or future performance of any portfolio.


AGGRESSIVE GROWTH PORTFOLIO

The portfolio seeks to maximize long-term growth.

It invests primarily in domestic equity securities selected for their growth potential resulting from growing franchises protected by high barriers to competition. The portfolio generally invests 90% of its total assets in a non-diversified selection of domestic equity securities of any size. Non-diversified means the Fund may concentrate its investments to a greater degree than a diversified fund.

Your principal risk in investing in this portfolio is you could lose money. The value of equity securities can fall due to the issuing company's poor financial condition or bad general economic or market conditions. Since this portfolio invests in equities, its performance may vary more than fixed income funds over short periods. Since this portfolio can concentrate a larger percentage of its assets than our other equity funds, the poor results of one company can have a greater negative impact on the portfolio's performance.

The portfolio is intended for investors who have the perspective, patience, and financial ability to take on above-average stock market volatility in a focused pursuit of long-term capital growth.

As of the date of this prospectus, the portfolio had not commenced operations and, therefore, had no performance history.

GROWTH PORTFOLIO

The portfolio seeks to maximize long-term growth.


It invests at least 80% of its assets in a diversified selection of domestic equity securities of growth companies of any size. We look for companies we consider to be premier companies that are under-valued in the stock market.

Your principal risk in investing in this portfolio is you could lose money. The value of equity securities can fall due to the issuing company's poor financial condition or bad general economic or market conditions. Since this portfolio invests in equities, its performance may vary more than fixed income portfolios over short periods. We typically concentrate the portfolio's holdings in fewer than 50 well researched companies. To the extent this portfolio concentrates its holdings, its performance may vary more than funds that hold many more securities.


The portfolio is intended for long-term investors who have the perspective, patience, and financial ability to take on above-average stock market volatility.

The following performance information provides some indication of the risks of investing in the portfolio. We show annual returns, best and worst quarters, and average annual total returns over the life of the portfolio.


[chart goes here]

         (chart goes here)

    Best calendar quarter: 33.85% for quarter ending 12/31/99
    Worst calendar quarter: -20.51% for quarter ending 9/30/90

AVERAGE ANNUAL TOTAL RETURNS (AS OF 12/31/00)
                         1 YEAR      5 YEARS     10 YEARS
-----------------------------------------------------------
Growth Portfolio         -9.69%      27.26%      26.96%
S&P 500 Index *          -9.10%      18.33%       17.46%

* The Standard & Poor's 500 Composite Stock Price Index ("S&P 500") consists of 500 widely held, publicly traded common stocks. The S&P 500 Index does not reflect any commissions or fees which would be incurred by an investor purchasing the securities it represents.

   The portfolio is only available through the purchase of variable insurance products. The performance data does not reflect the additional charges associated with such products. Application of these charges would reduce the performance of the portfolio. Variable products pose investment risks, including loss of capital. Past performance is not predictive of future performance.

   The performance of the Growth Portfolio prior to November 1, 1996, is the performance of its predecessor Transamerica Occidental's Separate Account Fund C recalculated to reflect the then current fees and expenses of the Growth Portfolio. If the Investment Adviser had not waived fees, the returns of the portfolio would have been lower.

INDEX PORTFOLIO

The portfolio seeks to track the performance of the Standard & Poor's 500 Composite Stock Price Index, also known as the S&P 500 Index.

It attempts to reproduce the overall investment characteristics of the S&P 500 Index by using a combination of management techniques. Its stock purchases reflect the S&P 500 Index, but it makes no attempt to forecast general market movements. The Index is composed of 500 common stocks that are chosen by Standard & Poor's Corporation.

Your principal risk in investing in this portfolio is you could lose money. The value of equity securities can fall due to the issuing company's poor financial condition or bad general economic or market conditions. Since this portfolio invests in equities, its performance may vary more than fixed income funds over short periods. Due to this portfolio's wide diversification of investing in a large number of companies, its performance may vary less over short periods of time than our other portfolios.

The portfolio is intended for investors who wish to participate in the overall economy, as reflected by the domestic stock market. Investors should have the perspective, patience, and financial ability to take on average stock market volatility in pursuit of long-term capital growth.

As of the date of this prospectus, the portfolio had not commenced operations and, therefore, had no performance history.

SMALL COMPANY PORTFOLIO

The portfolio seeks to maximize long-term growth.


It invests in a diversified portfolio of domestic equity securities. Under normal market conditions, at least 80% of the portfolio will be invested in companies with market capitalizations or annual revenues of no more than $1 billion.

Your principal risk in investing in this portfolio is you could lose money. The value of equity securities can fall due to the issuing company's poor financial condition or poor general economic or market conditions. Because this portfolio invests in equities, its performance may vary more than fixed income funds over short periods. We typically concentrate the portfolio's holdings in fewer than 50 well researched companies. To the extent this portfolio concentrates its holdings, its performance may vary more than funds that hold many more securities.

The portfolio is intended for investors who have the perspective, patience, and financial ability to take on above-average stock market volatility in a focused pursuit of long-term capital growth.

Prior to the date of this prospectus, May 1 2001, the portfolio had not commenced operations and, therefore, had no performance history.


VALUE PORTFOLIO

The portfolio seeks to maximize capital appreciation.


We use a value discipline in selecting securities, based on purchasing securities at a substantial discount to intrinsic value, with the goal of producing a long term above average rate of return. Intrinsic value is a function of a company's projected future cash flows. At least 80% of the portfolio's assets will be invested in a diversified portfolio of domestic equity securities. We typically concentrate the portfolio's holdings in fewer than 50 well researched companies.

Your primary risk in investing in this portfolio is that you could lose money. The value of equity securities can fall due to a deterioration in the issuing company's financial condition or adverse general economic or market conditions. As an equity fund, this portfolio's performance may vary more than fixed income funds over short periods. To the extent this portfolio concentrates its holdings, its performance may vary more than funds that hold many more securities.

The portfolio is intended for investors who are willing and financially able to take on stock market volatility and investment risk in pursuit of long-term capital growth.


As of the date of this prospectus, the portfolio had not commenced operations and, therefore, had no performance history.

BALANCED PORTFOLIO

The portfolio seeks to achieve long-term capital growth and current income with a secondary objective of capital preservation, by balancing investments among stocks, bonds, and cash or cash equivalents.

It invests primarily in a diversified selection of common stocks, bonds, and money market instruments and other short-term debt securities of all sizes. Generally we invest 60% to 70% of the portfolio's total assets in equities, and we invest the remaining 30% to 40% primarily in high quality bonds with maturities between 5 and 30 years.

Your principal risk in investing in this portfolio is you could lose money. The value of equity securities portion of the portfolio can fall due to the issuing company's poor financial condition or bad general economic or market conditions. The value of the fixed income securities portion of the portfolio can fall if interest rates go up, or if the issuer fails to pay the principal or interest payments when due.

The portfolio is intended for investors who seek long-term total returns that balance capital growth and current income.

As of the date of this prospectus, the portfolio had not commenced operations and, therefore, had no performance history.

BOND PORTFOLIO

The portfolio seeks to achieve a high total return (income plus capital changes) from fixed income securities consistent with preservation of principal.


It invests at least 80% of its assets in a diversified selection of investment grade corporate and government bonds and mortgage-backed securities. Investment grade bonds are rated Baa or higher by Moody's and BBB or higher by Standard & Poor's (see Summary of Bond Ratings). We look for bonds with strong credit characteristics and additional returns as bond prices increase.


Your principal risk in investing in this portfolio is you could lose money. The value of the portfolio can fall if interest rates go up, or if the issuer fails to pay the principal or interest payments when due. Since this portfolio invests in bonds, there is less risk of loss over short periods of time than our other portfolios that invest in equities. To the extent the portfolio invests in mortgage-backed securities, it may be subject to the risk that homeowners will prepay (refinance) their mortgages when interest rates decline. This forces the portfolio to reinvest these assets at a potentially lower rate of return. And to the extent this portfolio invests in lower-rated bonds, it is subject to a greater risk of loss of principal due to an issuer's non-payment of principal or interest, and its performance is subject to more variance due to market conditions, than higher rated bond funds.

The portfolio is intended for investors who have the perspective, patience, and financial ability to take on average bond price volatility in pursuit of a high total return.

As of the date of this prospectus, the portfolio had not commenced operations and, therefore, had no performance history.

HIGH YIELD BOND PORTFOLIO

The portfolio seeks to achieve a high total return (income plus capital appreciation) by investing primarily in debt instruments and convertible securities, with an emphasis on lower quality securities.

It invests at least 65% of its assets in a diversified selection of lower-rated bonds, commonly known as "junk bonds." These are bonds rated below Baa by Moody's or below BBB by Standard & Poor's (see Summary of Bond Ratings). We look for bonds that are likely to be upgraded, unlikely to default on payments, and return high current income and capital appreciation.

Your principal risk in investing in this portfolio is you could lose money. The value of the portfolio can fall if interest rates go up, or if the issuer fails to pay the principal or interest payments when due. Since this portfolio invests in bonds, there is less risk of loss over short periods of time than our other portfolio s that invest in equities. However, since this portfolio invests in lower-rated bonds, it is subject to a greater risk of loss of principal due to an issuer's non-payment of principal or interest, and its performance is subject to more variance due to market conditions, than higher rated bond funds. You should carefully assess the risks associated with an investment in this portfolio.

The portfolio is intended for long term investors who wish to invest in the bond market and are willing to assume substantial risk in return for potentially higher income.

As of the date of this prospectus, the portfolio had not commenced operations and, therefore, had no performance history.

MONEY MARKET PORTFOLIO

The portfolio seeks to maximize current income consistent with liquidity and preservation of principal.

This is a money market fund. It invests primarily in a diversified selection of high quality U.S. dollar-denominated money market instruments with remaining maturities of 13 months or less. We look for securities with minimal credit risk. We maintain an average maturity of 90 days or less.

Your principal risk of investing in this portfolio is that the performance will not keep up with inflation and its real value will go down. Also, the portfolio's performance can go down if a security issuer fails to pay the principal or interest payments when due, but this risk is lower than our bond funds due to the shorter term of money market obligations. To the extent this portfolio invests in foreign securities, it is subject to currency fluctuations, changing political and economic climates and potentially less liquidity. Although your risks of investing in this portfolio over short periods of time are less than investing in our equity or bond funds, yields will vary.

An investment in this portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although we seek to preserve the value of your investment at $1.00 per share, you could lose money by investing in this portfolio.

The portfolio is intended for investors who seek a low risk, relatively low cost way to achieve current income through high-quality money market securities.

The following performance information provides some indication of the risks of investing in the portfolio. We show annual returns, best and worst quarters, and average annual total returns since the portfolio's commencement on January 2, 1998. Past performance is no guarantee of future results.

   Best calendar quarter: 1.26% for quarter ending 9/30/98
   Worst calendar quarter: 1.07% for quarter ending 6/30/99


AVERAGE ANNUAL TOTAL RETURNS (AS OF 12/31/00)


                                 SINCE INCEPTION


                            1 YEAR   (1/2/98 )
--------------------------------------------------------------
Money Market Portfolio      5.91%    5.16%
iMoneyNet Fund Report *
5.79%    5.11%

The seven-day current yield as of December 31, 2000 was 6.04%. You can get the seven-day current yield by calling 1-877-717-8861

*iMoneyNet (formerly IBC's Money Fund ReportTM) - All Taxable, First Tier is a composite of taxable money market funds that meet the SEC's definition of first tier securities contained in Rule 2a-7 under the Investment Company Act of 1940. It does not reflect any commissions or fees which would be incurred by an investor purchasing the securities it represents.


FEES AND EXPENSES


The table below provides a breakdown of the expenses you may pay if you buy and hold shares of the portfolios. There is no sales charge (load) or other transaction fees for the purchase of shares by the insurance companies which offer the portfolios as investment options in their variable insurance contracts. But, you may pay sales charges (loads) and other expenses in connection with your ownership of the variable insurance contract through which these portfolios are available.


ANNUAL FUND OPERATING EXPENSES (AS A PERCENT OF AVERAGE NET ASSETS)

                                         TOTAL
                 MANAGEMENT  OTHER       OPERATING

PORTFOLIO        FEE         EXPENSES  EXPENSES
Growth            0.75%         0.11%     0.86%
Small Company     0.85%         0.35%     1.20%
MONEY MARKET      0.35%         0.81%     1.16%
-------------------------------------------------------------------


         The portfolios' total operating expenses above include the maximum management fee and other expenses that the portfolios incurred in 2000. However, in 2000 certain fee waivers or expenses reimbursements by the Adviser were in place so that the management fee, other expenses and total portfolio expenses experienced by the portfolios in 2000 were as follows:


         ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS
                        AFTER WAIVERS AND REIMBURSEMENTS )
                                                        TOTAL
                           MANAGEMENT    OTHER          OPERATING

         PORTFOLIO         FEE           EXPENSES       EXPENSES
         Growth            0.74%          0.11%          0.85%
         Money Market      0.00%          0.60%          0.60%


         The Adviser has agreed to waive part of its management fee or reimburse other operating expenses to ensure that annual total operating expenses for the portfolios (other than interest, taxes, brokerage commissions and extraordinary expenses) will not exceed 0.85% for the Growth Portfolio, 1.20% for the Small Company Portfolio and 0.60% for the Money Market Portfolio. The fee waivers and expense assumptions may be terminated at any time without notice but are expected to continue through 2001.


EXAMPLE


The table below is to help you compare the cost of investing in these portfolios with the cost of investing in other mutual funds. These examples assume that you make a one-time investment of $10,000 and hold your shares for the time periods indicated. The examples also assume that your investment has a 5% return each year and that the portfolio's operating expenses remain the same as shown above. The examples are based on 2000 expenses without waivers for the Growth and Money Market Portfolios, and estimates without fee waivers for 2001 for the Small Company Portfolio.Costs are the same whether you redeem at the end of any period or not. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows. These costs do not reflect any charges or expenses applicable to the variable insurance contract through which these portfolios areavailable.


                                INVESTMENT PERIOD

PORTFOLIO                    1 YEAR   3 YEARS  5 YEARS        10 YEARS
                        ------------------------------------------------------

Growth                  $88             $274     $477           $1061
Money Market            $118            $368     $638           $1409
Small Company           $122            $381       N/A           N/A

THE PORTFOLIOS IN DETAIL

The following expands on the strategies, policies and risks described in The Portfolios at a Glance.

AGGRESSIVE GROWTH PORTFOLIO

GOAL

Our goal is to maximize long-term growth.

STRATEGIES


We use a "bottom up" approach to investing. We study industry and economic trends, but focus on researching individual companies. The portfolio is constructed one company at a time. Each company passes through a research process and stands on its own merits as a viable investment in the Investment Adviser's opinion.

The Investment Adviser's equity management team selects U.S. companies showing:
|X|      Strong potential for steady growth
|X|      High barriers to competition


We seek out the industry leaders of tomorrow - and invest in them today. We look for companies with bright prospects for their products, management and markets.

POLICIES

We generally invest 90% of the portfolio's assets in a non-diversified portfolio of equity securities of U.S. companies. We select these securities because of their potential for long-term price appreciation. The portfolio does not limit its investments to any particular type or size of company.

The portfolio may also invest in cash or cash equivalents for temporary defensive purposes when market conditions warrant. To the extent it is invested in these securities, the portfolio is not achieving its investment objective.

RISKS

Since the portfolio invests primarily in equity securities, the value of its shares will fluctuate in response to general economic and market conditions. As a non-diversified investment company, the portfolio can invest in a smaller number of individual companies than a diversified investment company. As a result, any single adverse event affecting a company within the portfolio could impact the value of the portfolio more than it would for a diversified investment company. Financial risk comes from the possibility that current earnings of a company we invest in may fall, or its overall financial circumstances may decline, causing the security to lose value.

THIS PORTFOLIO IS INTENDED FOR

Investors who are willing and financially able to take on above-average stock market volatility in order to pursue long-term capital growth. Since stocks constantly change in value, this portfolio is intended as a long-term investment.

GROWTH PORTFOLIO

GOAL

Our goal is to maximize long-term growth.

STRATEGIES

We use a "bottom up" approach to investing. We focus on identifying fundamental change in it's early stages and investing in premier companies. We believe in long term investing and do not attempt to time the market. The portfolio is constructed one company at a time. Each company passes through our rigorous research process and stands on it's own merits as a premier company.

We buy securities of companies we believe have the defining features of premier growth companies that are under-valued in the stock market. Premier companies have many or all of these features:

|X|      Shareholder-oriented management
|X|      Dominance in market share
|X|      Cost production advantages
|X|      Leading brands
|X|      Self-financed growth
|X|      Attractive reinvestment opportunities


POLICIES


We invest at least 80% of the portfolio's assets in a diversified portfolio of domestic equity securities. We do not limit its investments to any particular type or size of company.


The portfolio may also invest in cash or cash equivalents for temporary defensive purposes when market conditions warrant. To the extent it is invested in these securities, the portfolio is not achieving its investment objective.

RISKS

Since the portfolio invests principally in equity securities, the value of its shares will fluctuate in response to general economic and market conditions. Financial risk comes from the possibility that current earnings of a company we invest in may fall, or that its overall financial circumstances may decline, causing the security to lose value.

THIS PORTFOLIO IS INTENDED FOR

Long-term investors who have the perspective, patience and financial ability to take on above-average price volatility in pursuit of long-term capital growth.

INDEX PORTFOLIO

GOAL

Our goal is to track the performance of the Standard & Poor's 500 Composite Stock Price Index, also known as the S&P 500 Index.

STRATEGIES


To achieve our goal, we use a combination of management techniques. We generally purchase common stocks in proportion to their presence in the Index. To help offset normal operating and investment expenses and to maintain liquidity, we also invest in futures and options with returns linked to the S&P 500, as well as short-term money market securities and debt securities. The Investment Adviser regularly balances the proportions of these securities so that they will replicate the performance of the S&P 500 as closely as possible. The correlation between the performance of the portfolio and the S&P 500 Index is expected to be
0.95 or higher (a correlation of 1.00 would indicate perfect correlation). There is no assurance that the portfolio will achieve the expected correlation.


POLICIES

We buy the stocks that make up the Index, with the exception of Transamerica Corporation common stock. Our stock purchases reflect the Index, but we make no attempt to forecast general market movements.

The S&P 500 Index is an unmanaged index which assumes reinvestment of dividends and is generally considered representative of large capitalization U.S. stocks. The Index is composed of 500 common stocks that are chosen by Standard & Poor's Corporation. The inclusion of a company in the Index in no way implies that Standard & Poor's Corporation believes the company to be an attractive investment. Typically, companies included in the Index are the largest and most dominant firms in their respective industries. The 500 companies represent approximately 70% of the market value of all U.S. common stocks.

To help the portfolio track the total return of the Index, we also use securities whose returns are linked to the S&P 500, such as S&P 500 Stock Index Futures contracts, options on the Index, options on futures contracts and debt securities. These instruments provide this benefit on a cost-effective basis while maintaining liquidity. Any cash that is not invested in stocks, futures or options is invested in short-term debt securities. Those investments are made to approximate the dividend yield of the S&P 500 and to offset transaction costs and other expenses.

RISKS

This portfolio is intended to be a long-term investment. Financial risk comes from the possibility that the current earnings of a company we invest in may fail, or that its overall financial circumstances may decline, causing the security to lose value. As a result of the price volatility that accompanies all stock-related investments, the value of your shares will fluctuate in response to the economic and market condition of the companies included in the S&P 500. The performance of the portfolio will reflect the performance of the S&P 500 Index, although it may not match it precisely. Generally, when the Index is rising, the value of the shares in the portfolio should also rise. When the Index is declining, the value of shares should also decline. While the Index itself has no investment or operating expenses, the portfolio does. Therefore, our ability to match the Index's performance will be impeded by these expenses.

THIS PORTFOLIO IS INTENDED FOR

Investors who want to participate in the overall economy and who have the perspective, patience and financial ability to take on average stock market volatility in pursuit of long-term capital growth. By owning shares of the portfolio, you indirectly own shares in the largest U.S. companies.


PLEASE NOTE: Standard & Poor's(R), S&P(R), Standard & Poor's 500(R) and S&P 500(R) are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by the Investment Adviser. The Index Portfolio is not sponsored, endorsed, sold, or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the fund.


SMALL COMPANY PORTFOLIO

GOAL

Our goal is to maximize long-term growth.

STRATEGIES


We use a "bottom up" approach to investing. We study industry and economic trends, but focus on researching individual companies. The portfolio is constructed one company at a time. Each company passes through a research process and stands on its own merits as a viable investment in the Investment Adviser's opinion.


Companies with smaller capitalization levels are less actively followed by securities analysts. For this reason, they may be undervalued, providing strong opportunities for capital appreciation. To achieve this goal, our equity management team selects stocks issued by smaller U.S. companies which show:

|X|      Strong potential for steady growth
|X|      High barriers to competition

We seek out the industry leaders of tomorrow and invest in them today. We look for companies with bright prospects for their products, management and markets.

POLICIES


We generally invest at least 80% of the portfolio in a diversified portfolio of equity securities (common stocks, preferred stocks, rights, warrants and securities convertible into or exchangeable for common stocks) issued by small companies. Small companies are those whose market capitalization or annual revenues are no more than $1 billion.


We may also invest in debt securities.

The portfolio may also invest in cash or cash equivalents for temporary defensive purposes when market conditions warrant. To the extent it is invested in these securities, the portfolio is not achieving its investment objective.

RISKS

Since the portfolio invests primarily in equity securities, the value of its shares will fluctuate in response to general economic and market conditions. This portfolio invests mainly in the equity securities of small companies. These securities can provide strong opportunities for capital appreciation. However, securities issued by companies with smaller asset bases or revenues are likely to be subject to greater volatility in the market than securities issued by larger companies. Securities of small companies are also typically traded on the over-the-counter market and might not be traded in volumes as great as those found on national securities exchanges. These factors can contribute to abrupt or erratic changes in their market prices. Financial risk comes from the possibility that current earnings of a company we invest in will fall, or that its overall financial circumstances will decline, causing the security to lose value.

THIS PORTFOLIO IS INTENDED FOR

Investors who are willing and financially able to take on above-average stock market volatility in order to pursue long-term capital growth. Stock values change constantly. For this reason, the portfolio is intended as a long-term investment.

VALUE PORTFOLIO

GOAL

Our goal is to maximize capital appreciation.

STRATEGIES


We use a "bottom up" approach to investing. We study industry and economic trends, but focus on researching individual companies. The portfolio is constructed one company at a time. Each company passes through our rigorous research process and stands on its own merits as a viable investment in the Investment Adviser's opinion.

We use a value discipline in selecting securities, based on purchasing securities at a substantial discount to intrinsic value, with the goal of producing a long term above average rate of return. Intrinsic value is a function of a company's projected future cash flows. In projecting cash flows and determining intrinsic value, we use multiple factors such as: |X| the quality of the management team; |X| the company's ability to earn returns on capital in excess of the cost of capital; |X| competitive barriers to entry; and |X| the financial condition of the company. We take a long-term approach to investing and view each investment in a company as owning a piece of the business.

|X| To achieve our goal, we may invest in securities issued by companies of all sizes. Generally, however we will invest in the securities of companies whose market capitalization (total market value of publicly traded securities) is greater than $500 million.

We typically concentrate the portfolio's holdings in fewer than 50 well-researched companies.

POLICIES

We generally invest at least 80% of the portfolio's assets in a diversified portfolio of domestic equity securities. We do not limit investments to any particular type or size of company.

The portfolio may also invest in cash or cash equivalents for temporary defensive purposes when market conditions warrant. To the extent it is invested in these securities, the portfolio is not achieving its investment objective.

RISKS

Because the portfolio invests principally in equity securities, the value of its shares will fluctuate in response to general economic and market conditions. Financial risk comes from the possibility that current earnings of a company we invest in may fall, or that its overall financial circumstances may decline, causing the security to lose value.

THIS PORTFOLIO IS INTENDED FOR

Investors who are willing and financially able to take on stock market volatility and investment risk in order to pursue long-term capital growth.

Investment Adviser


BALANCED PORTFOLIO

GOAL

Our goal is to achieve long-term capital growth and current income with a secondary objective of capital preservation, by balancing investments among stocks, bonds and cash or cash equivalents.

STRATEGIES


To achieve our goal we invest in a diversified portfolio of common stocks, bonds, money market instruments and other short-term debt securities issued by companies of all sizes. The Investment Adviser's equity and fixed income management teams work together to build a portfolio of performance-oriented stocks combined with bonds of good credit quality purchased at favorable prices.

We use a "bottom up" approach to investing. We study industry and economic trends, but focus on researching individual issuers. The portfolio is constructed one security at a time. Each issuer passes through a research process and stands on its own merits as a viable investment in the Investment Adviser's opinion.

Equity Investments - Our Investment Adviser's equity management team buys shares of companies that have many or all of these features: |X| Outstanding management |X| Superior track record |X| Well-defined plans for the future |X| Unique low cost products |X| Dominance in market share or products in specialized markets |X| Strong earnings and cash flows to foster future growth |X| Focus on shareholders through increasing dividends, stock repurchases and strategic acquisitions

Fixed Income Investments - The Investment Adviser's bond management team seeks out bonds with credit strength of the quality that could warrant higher ratings, which, in turn, could lead to higher valuations. To identify these bonds, the bond research team performs in-depth income and credit analysis on companies issuing bonds under consideration for the portfolio. It also compiles bond price information from many different bond markets and evaluates how these bonds can be expected to perform with respect to recent economic developments. The team leader analyzes this market information daily, negotiating each trade and buying bonds at the best available prices.


POLICIES


Common stocks generally represent 60% to 70% of the portfolio's total assets, with the remaining 30% to 40% of the portfolio's assets primarily invested in high quality bonds with maturities of less than 30 years. We may also invest in cash or cash equivalents such as money market portfolios and other short-term investment instruments. This requires the managers of each portion of the portfolio to be flexible in managing the portfolio's assets. At times, we may shift portions held in bonds and stocks according to business and investment conditions. However, at all times, the portfolio will hold at least 25% of its assets in non-convertible debt securities.


The portfolio may also invest in cash or cash equivalents for temporary defensive purposes when market conditions warrant. To the extent it is invested in these securities, the portfolio is not achieving its investment objective.

RISKS

To the extent the portfolio invests in common stocks, the value of its shares will fluctuate in response to economic and market conditions and the financial circumstances of the companies in which it invests. For example, current earnings of a company we invest in may fall, or its overall financial circumstances may decline, causing the security to lose value. Stock prices of medium and smaller size companies fluctuate more than larger more established companies. To the extent the portfolio invests in bonds, the value of its investments will fluctuate in response to movements in interest rates. If rates rise, the value of debt securities generally falls. The longer the average maturity of the portfolio's bond portfolio, the greater the fluctuation. The value of any of the portfolio's bonds may also decline in response to events affecting the issuer or its credit rating, and an issuer may default in the payment of principal or interest, resulting in a loss to the portfolio. The balance between the stock and bond asset classes often enables each class' contrasting risks to offset each other.

THIS PORTFOLIO IS INTENDED FOR

Investors who seek long-term total returns that balance capital growth with current income. This portfolio allows investors to participate in both the stock and bond markets.

BOND PORTFOLIO

GOAL

Our goal is to achieve high total return (income plus capital changes) from fixed income securities consistent with preservation of principal.

STRATEGIES


We use a "bottom up" approach to investing. We study industry and economic trends, but focus on researching the issuers. The portfolio is constructed one company at a time. Each company passes through a research process and stands on its own merits as a viable investment in the Investment Adviser's opinion.

To achieve our goal, the Investment Adviser's bond research team performs extensive ongoing analysis of bond issues and the markets in which they are sold. Through its proprietary evaluation and credit research, the bond team: |X| Seeks out bonds that have strong credit characteristics that may not be fully reflected in their market price. |X| Seeks to accumulate additional returns as the prices of such bonds increase.


The returns of the portfolio are produced by income from longer-term securities and capital changes that may occur as the result of owning bonds whose credit strength was undervalued at the time of purchase.

POLICIES


We invest at least 80% of the portfolio's assets in a diversified selection of investment grade corporate and government bonds and mortgage-backed securities. Investment grade bonds are rated Baa or higher by Moody's Investors Service (Moody's) and BBB or higher by Standard & Poor's Corporation (S&P). Moody's and S&P are private companies which rate bonds for quality. Maturities of these bonds are primarily less than 30 years. We may also invest up to 35% of the portfolio's assets in lower-rated securities. Those securities are rated Ba1 by Moody's and BB+ or lower by S&P. We may also invest in unrated securities of similar quality, based on our analysis of those securities. Our investments may also include securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, publicly traded corporate securities, municipal obligations and mortgage-backed securities.


The portfolio may also invest in cash or cash equivalents for temporary defensive purposes when market conditions warrant. To the extent it is invested in these securities, the portfolio is not achieving its investment objective.

RISKS

An increase in interest rates will cause bond prices to fall, whereas a decrease in interest rates will cause bond prices to rise. A characteristic of bonds with longer term maturities is that when interest rates go up or down, their prices fluctuate more sharply than bonds with shorter term maturities. Since bonds with longer term maturities have a large presence in this portfolio, the portfolio may be affected more acutely by interest rate changes than one that invests more heavily in short term bonds. While lower-rated bonds make up a much smaller percentage of the portfolio's assets, they also carry higher risks. These risks can include: a higher possibility of failure, especially during periods when the economy slows, less liquidity in the bond market than other types of bonds, and prices which are more volatile due to their lower ratings.

The portfolio's investments are also subject to inflation risk, which is the uncertainty that dollars invested may not buy as much in the future as they do today. Longer-maturity bond portfolios are more subject to this risk than money market or stock portfolios.

To the extent the portfolio invests in mortgage-backed securities, it may be subject to the risk that homeowners will prepay (refinance) their mortgages when interest rates decline. This forces the portfolio to reinvest these assets at a potentially lower rate of return.

THIS PORTFOLIO IS INTENDED FOR

Investors who have the perspective, patience and financial ability to take on average bond price volatility in pursuit of a high total return.

HIGH YIELD BOND PORTFOLIO

GOAL

Our goal is to maximize total return (income plus capital appreciation) by investing primarily in debt instruments and convertible securities, with an emphasis on lower quality securities.

STRATEGIES


We use a "bottom up" approach to investing. We study industry and economic trends, but focus on researching individual issuers. The portfolio is constructed one company at a time. Each company passes through a research process and stands on its own merits as a viable investment in the Investment Adviser's opinion.

To achieve our goal, the Investment Adviser's fixed income management team:


|X| Seeks to achieve potential price appreciation and to minimize price volatility by identifying bonds that are likely to be upgraded by qualified rating organizations

|X| Employs research and credit analysis to minimize purchasing bonds that may default by determining the likelihood of timely payment of interest and principal of debt securities

|X| Invests portfolio assets in other securities consistent with the objective of high current income and capital appreciation

POLICIES


We generally invest at least 80% of this portfolio's assets in a diversified portfolio of high yield, below investment grade debt securities commonly referred to as "junk bonds." Up to 15% of portfolio assets may be invested in bonds rated below Caa by Moody's or CCC by Standard & Poor's. Investments may include bonds in the lowest rating category of each rating agency, or in unrated bonds that we determine are of comparable quality. Such bonds may be in default and are generally regarded by the rating agencies as having extremely poor prospects of ever attaining any real investment standing.

The Investment Adviser performs its own investment analysis and does not rely principally on the ratings assigned by the rating services. Because of the greater number of considerations involved in investing in lower-rated bonds, the achievement of the portfolio's objectives depends more on the analytical abilities of the portfolio management team than would be the case if the portfolio were investing primarily in bonds in the higher rating categories.


The portfolio may also invest in cash or cash equivalents for temporary defensive purposes when market conditions warrant. To the extent it is invested in these securities, the portfolio is not achieving its investment objective.

RISKS

The value of the portfolio's investments will fluctuate in response to movements in interest rates. If rates rise, the values of debt securities generally fall. The longer the average maturity of the portfolio's bond portfolio, the greater the fluctuation.

Although lower or non-rated bonds are capable of generating higher yields, investors should be aware that they are also subject to greater price volatility and higher rates of default than investment grade bonds (those rated above Baa by Moody's or BBB by Standard & Poor's). Price volatility and higher rates of default are both capable of diminishing the performance of the portfolio and the value of your shares.


Additionally, although the Investment Adviser's bond management team employs comprehensive research and analysis in selecting securities for this portfolio, it cannot guarantee their performance. Likewise, while the bond management team uses time-tested defensive strategies to protect the value of shares during adverse market conditions, it cannot guarantee that such efforts will prevail in the face of changing market conditions.


THIS PORTFOLIO IS INTENDED FOR

Investors who are willing to take substantial risks in pursuit of potentially higher rewards. The risks associated with investments in speculative securities make this portfolio suitable only for long-term investment.

MONEY MARKET PORTFOLIO

GOAL

Our goal is to maximize current income from consistent with liquidity and preservation of principal.

STRATEGIES


This is a money market fund. We invest primarily in a diversified selection of high quality money market instruments of U.S. and foreign issuers with remaining maturities of 13 months or less.


To achieve our goal, we invest primarily in:

|X|      Short-term corporate obligations, including commercial paper, notes and bonds
|X|      Obligations issued or guaranteed by the U.S. and foreign governments and their agencies or instrumentalities
|X|      Obligations of U.S. and foreign banks, or their foreign branches, and
U.S. savings banks
|X|      Repurchase agreements involving any of the securities mentioned above

We also seek to maintain a stable net asset value of $1.00 per share by:
|X|      Investing in securities which present minimal credit risk
|X|      Maintaining the average maturity of obligations held in the portfolio at 90 days or less

POLICIES


Bank obligations purchased for the portfolio are limited to U.S. or foreign banks with total assets of $1.5 billion or more. Similarly, savings association obligations purchased for the portfolio are limited to U.S. savings banks with total assets of $1.5 billion or more. Foreign securities purchased for the portfolio must be issued by foreign governments, agencies or instrumentalities, or banks that meet the minimum $1.5 billion capital requirement. These foreign obligations must also meet the same quality requirements as U.S. obligations. The commercial paper and other short-term corporate obligations we buy for the portfolio are determined by the Investment Adviser to present minimal credit risks.


RISKS

The interest rates on short-term obligations held in the portfolio will vary, rising or falling with short-term interest rates generally. The portfolio's yield will tend to lag behind general changes in interest rates. The ability of the portfolio's yield to reflect current market rates will depend on how quickly the obligations in its portfolio mature and how much money is available for investment at current market rates. The portfolio is also subject to the risk that the issuer of a security in which the portfolio invests may fail to pay the principal or interest payments when due. This will lower the return from , and the value of, the security, which will lower the performance of the portfolio. To the extent this portfolio invests in foreign securities, it is subject to currency fluctuations, changing political and economic climates and potentially less liquidity.

An investment in this portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although this portfolio seeks to preserve the value of your investment at $1.00 per share, you could lose money by investing in the portfolio.

THIS PORTFOLIO IS INTENDED FOR

Investors who seek a low risk, relatively low cost way to achieve current income through high-quality money market securities.

INVESTMENT ADVISER & SUB-ADVISER


Investment Adviser

The Investment Adviser of the portfolios is Transamerica Investment Management, LLC (the "Adviser"), at 1150 South Olive Street, Los Angeles, California 90015. The Adviser is controlled by Sub-Adviser Transamerica Investment Services, Inc. ("TIS"). The Adviser manages $9 billion in mutual funds, separate accounts and pension assets, previously managed by TIS. TIS is a subsidiary of Transamerica Corporation, 600 Montgomery Street, San Francisco, California 94111. Transamerica Corporation is a subsidiary of AEGON N. V., an international insurance group.

The Adviser's duties include, but are not limited to:
|X|      Supervising and managing the investments of each  portfolio;
|X| Ensuring that investments follow each portfolio's investment objective, strategies, and policies and comply with government regulations; and

|X|      Developing and implementing an investment program for the  portfolios.

Management decisions for each of the portfolios are made by a team of expert managers and analysts headed by team leaders (designated as primary managers) and their backups (designated as co-managers). The team leaders have primary responsibility for the day-to-day decisions related to their portfolios. They are supported by the entire group of managers and analysts. The transactions and performance of the portfolios are reviewed by the Adviser's senior officers.

 Sub-Adviser

Transamerica Investment Services, Inc. (the "Sub-Adviser"), has been in existence since 1967 and has provided investment advisory services to investment companies since 1968 and to Transamerica Corporation and affiliated life insurance companies since 1981. The Sub-Adviser is located at 1150 South Olive Street, Los Angeles, California 90015-2211. Under an agreement with the Adviser, TIS provides the Adviser with certain investment research and other services and, in this regard, it serves as Sub-Adviser to the portfolios.

Advisory Fees

For its services to the portfolios, the Adviser receives annual advisory fees from the portfolios. These fees are based on the average daily net assets of the portfolios. The fees are deducted daily from the assets of the portfolios. The fees may be higher than the average advisory fee paid to the investment advisers of other similar portfolios. The advisory fees, payable under the investment advisory agreement, are shown below.


   ------------------------- ----------------

                        ADVISORY FEE

   PORTFOLIO


   ------------------------- ----------------
   ------------------------- ----------------

   Aggressive Growth         0.80%

   ------------------------- ----------------
   ------------------------- ----------------

   Growth                    0.75%

   ------------------------- ----------------
   ------------------------- ----------------

   Index                     0.35%

   ------------------------- ----------------
   ------------------------- ----------------

   Small Company             0.85%

   ------------------------- ----------------
   ------------------------- ----------------

   Value                     0.75%

   ------------------------- ----------------
   ------------------------- ----------------

   Balanced                  0.75%

   ------------------------- ----------------
   ------------------------- ----------------

   Bond                      0.55%

   ------------------------- ----------------
   ------------------------- ----------------

   High Yield Bond           0.65%

   ------------------------- ----------------

   Money Market              0.35%

   ------------------------- ----------------


The Adviser may waive some or all of its fees from time to time at its discretion. In 2000, the Adviser waived a portion of the advisory fee payable by the Growth portfolio and was paid 0.74% of the portfolio's average net assets. The Adviser waived the full amount of advisory fee payable by the Money Market portfolio and was paid 0% of the portfolio's average net assets.

There are no advisory fees for the Small Company Portfolio, because the Fund had not commenced operations as of the date of this prospectus.

Each portfolio pays all the costs of its operations that are not assumed by the Adviser, including:

o        Custodian;
o        Legal;
o        Auditing;
o        Administration;
o        Registration fees and expenses; and
o Fees and expenses of directors unaffiliated with the Investment Adviser.

We allocate the expenses that are not portfolio-specific among the portfolios based on the net assets of each portfolio.


   PORTFOLIO MANAGERS

   Management decisions for each of the portfolios are made by a team of expert managers and analysts headed by team leaders (designated as primary managers) and their backups (designated as co-managers). The team leaders have primary responsibility for the day-to-day decisions related to their portfolios. They are supported by the entire group of managers and analysts. The transactions and performance of the portfolios are reviewed by the Adviser's senior officers.

   The following listing provides a brief biography of the primary manager and co-managers for each of the portfolios:


   AGGRESSIVE GROWTH
   ------------------
   PORTFOLIO
   ----------

PRIMARY MANAGER SINCE 1999: CHRISTOPHER J. BONAVICO, CFA, Vice President and Portfolio Manager, Transamerica Investment Management, LLC. Vice President and Fund Manager, Transamerica Investment Services, Inc. Manager of the Transamerica Aggressive Growth Fund, Transamerica Premier Small Company Fund, Transamerica Small Company Fund (a separate account), and a Transamerica corporate account. Was manager of the Transamerica Value Fund (a separate account) and Co-Manager of the Transamerica Premier Aggressive Growth Fund, the Transamerica Premier Small Company Fund, the Transamerica Premier Balanced Fund and Transamerica Premier Index Fund from 1998 to 1999. Was manager of the Transamerica Premier Index Fund from inception to 1998. B.S., University of Delaware. Joined Transamerica in 1993.


CO-MANAGER SINCE 1999: DANIEL J. PRISLIN (See Value Fund


   GROWTH PORTFOLIO PRIMARY MANAGER SINCE 1984: JEFFREY S. VAN HARTE, C.F.A., Senior Vice President and Head of Equity Investments, Transamerica Investment Management, LLC, Vice President, Transamerica Investment Services, Inc. Manager of the Transamerica Equity Fund (a separate account) and the Transamerica Premier Equity Fund since 1998. Was manager of the Transamerica Balanced Fund (a separate account) from 1993 to 1998 and the Transamerica Premier Balanced Fund from 1995 to 1998. Manager of an unregistered separate account and a Transamerica corporate account. Co-Manager of the Transamerica Premier Value Fund, the Transamerica Value Fund (a separate account), the Transamerica Premier Balanced Fund (a separate account) and the Transamerica Balanced Fund (a separate account). Member of San Francisco Society of Financial Analysts. B.A., California State University at Fullerton. Joined Transamerica in 1980.

   CO-MANAGER SINCE 1999:
   GARY U. ROLLE
   (SEE BALANCED FUND)

INDEX PORTFOLIO PRIMARY MANAGER SINCE INCEPTION: LISA L. HANSEN, Assistant Vice President and Portfolio Manager, Transamerica Investment Management, LLC. Assistant Vice President and Senior Trader, Transamerica Investment Services, Inc. Manager of the Transamerica Equity Index Fund and the Transamerica Premier Index Fund since 1998. Senior Trader, Husic Capital Management, 1988-1997. B.A., University of California at Santa Cruz. Joined Transamerica in 1997.

CO-MANAGER SINCE 2000: THOMAS J. RAY, CFA, Vice President and Portfolio Manager, Transamerica Investment Management, LLC. Vice President and Portfolio Manager, Transamerica Investment Services, Inc. Member of the Los Angeles Society of Financial Analysts and Bond Club of Los Angeles. MS, University of
Wisconsin-Madison. B.B.A., University of Wisconsin-Madison. Course Administrator, University of Wisconsin-Madison Graduate School of Business, 1990-1991. Financial Analyst, Madison Valuation Associates, 1989-1991. Joined Transamerica in 1991.


TRANSAMERICA PREMIER SMALL COMPANY FUND Primary Manager since 1999:  Christopher
J. Bonavico (See Aggressive Growth Fund.)

Co-Manager since 2001: Kenneth F. Broad, CFA, ASSISTANT VICE PRESIDENT AND PORTFOLIO MANAGER, TRANSAMERICA INVESTMENT MANAGEMENT, LLC. CO-MANAGER OF A TRANSAMERICA CORPORATE ACCOUNT. CO-MANAGER OF THE TRANSAMERICA SMALL COMPANY FUND. VICE-PRESIDENT, PORTFOLIO MANAGER AND ANALYST, FRANKLIN TEMPLETON INVESTMENTS, 1994-2000. MEMBER OF THE SECURITY ANALYSTS OF SAN FRANCISCO. B.A., COLGATE UNIVERSITY. M.B.A., ANDERSON GRADUATE SCHOOL OF MANAGEMENT AT UCLA. JOINED TRANSAMERICA IN 2000.

VALUE PORTFOLIO PRIMARY MANAGER SINCE 1999: DANIEL J. PRISLIN, CFA, Assistant Vice President and Portfolio Manager, Transamerica Investment Management, LLC. Equity Analyst, Transamerica Investment Services, Inc. Primary manager of the Transamerica Value Fund and a Transamerica corporate account. Co-Manager of the Transamerica Premier Aggressive Growth Fund and the Transamerica Aggressive Growth Fund. Assistant portfolio manager, Franklin Templeton Group, 1994-1998. B.S., University of California at Berkeley. MBA, University of California at Berkeley.


CO-MANAGER SINCE INCEPTION: JEFFREY S. VAN HARTE (see Growth Portfolio).


BALANCED PORTFOLIO PRIMARY MANAGER SINCE INCEPTION: GARY U. Rolle, CFA, President and Chief Financial Officer, Transamerica Investment Management, LLC. President and Chief Investment Officer, Transamerica Investment Services, Inc. Chairman and President, Transamerica Income Shares, Inc., a closed-end investment company. Chief Investment Officer, Transamerica Occidental Life Insurance Company and Transamerica Life Insurance and Annuity Company. Manager of the Transamerica Balanced Fund and Transamerica Premier Balanced Fund since 1998. Co-Manager of the Transamerica Premier Equity Fund, Transamerica Equity Fund and Fund A (both separate accounts), and Transamerica corporate accounts. Former member of the Board of Governors of the Los Angeles Society of Financial Analysts. B.S., University of California at Riverside. Joined Transamerica in 1967.



CO-MANAGER SINCE 1999: JEFFREY S. VAN HARTE (See Equity Fund)

CO-MANAGER SINCE 1999: HEIDI Y. HU

   (See Bond Fund)


BOND PORTFOLIO PRIMARY MANAGER SINCE 1998: MATTHEW W. KUHNS, CFA, Vice President and Portfolio Manager, Transamerica Investment Management, LLC. Vice President and Portfolio Manager, Transamerica Investment Services, Inc. Manager of the Transamerica Bond Fund since 1998. Was Co-manager of the Transamerica Premier Bond Fund and the Transamerica Bond Fund. Member of the Bond Club of Los Angeles. B.A., University of California, Berkeley. M.B.A., University of Southern California. Joined Transamerica in 1991.

CO-MANAGER SINCE 1999: HEIDI Y. HU, CFA, Vice President and Portfolio Manager, Transamerica Investment Management, LLC. Vice President and Portfolio Manager, Transamerica Investment Services, Inc. Manager of the Transamerica Income Shares and Co-manager the Transamerica Bond Fund since 1999. Member of the Los Angeles Society of Financial Analysts. Portfolio Manager, Arco Investment Management Company, 1994-1998. B.S., Lewis and Clark College. M.B.A., University of Chicago. Joined Transamerica in 1998.


   HIGH YIELD BOND

   PORTFOLIO

PRIMARY MANAGER SINCE 1998: MATTHEW W. KUHNS (See Bond Fund.)

CO-MANAGER SINCE 1999: THOMAS J. RAY

      (See Index Fund )


CO-MANAGER SINCE 1999: EDWARD S. HAN (See Cash Reserve Fund)


   MONEY MARKET PORTFOLIO


PRIMARY MANAGER: EDWARD S. HAN; Assistant Vice President and Portfolio Manager, Transamerica Investment Management, LLC. Securities Analyst, Transamerica Investment Services. Inc. Manager of the Transamerica Premier Cash Reserve Fund and Cash Reserve (a separate account) since 1999. B.A., University of California at Irvine. M.B.A. Darden Graduate School of Business Administration at the University of VirginiaVice President-Health Care Finance Group, Bank of America, 1993-1998. Joined Transamerica in 1998.


   CO-MANAGER:  HEIDI Y.


   Hu;
   See Bond Fund

   ADVISERS PERFORMANCE ON
   SIMILAR FUNDS

   The portfolios' Adviser, and previously the Sub-Adviser also manages SEC-registered mutual funds and non-registered separate accounts of insurance companies. These mutual funds and separate accounts have investment objectives, strategies and policies that are substantially similar to those of the portfolios listed below.

   TVIF

   PORTFOLIOS
   MUTUAL FUNDS

   SEPARATE ACCOUNTS
   ------------------
   Aggressive Growth
   Premier Aggressive
   Growth  Aggressive
   Growth
   Index
   Premier Index
   Equity Index
   Small Company
   Premier Small Company
     Small Company
   Value
   Premier Value

     Value
   Balanced

   Premier Balanced
   Balanced
   Bond
   Premier Bond
   Bond
   High Yield Bond
   Premier High Yield Bond
   High Yield Bond
   Money Market
   Premier Cash Reserve
   Cash Management

   You should not assume that the portfolio will have the same future performance as its similar mutual fund or separate account. The portfolio's future performance may be greater or less than the historical performance and/or future performance of the corresponding mutual fund or separate account due to, among other things, certain inherent differences between them.

   Additionally, the separate accounts are not registered with the SEC and not subject to the Investment Company Act of 1940, nor are they subject to Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code").

   Therefore, the separate accounts were not subject to the investment limitations, diversification requirements, and other restrictions that apply to the portfolios. If the separate accounts had been subject to the Investment Company Act or Subchapter M of the Code, their performance may have been adversely affected at times. Additionally, the fees and expenses of the portfolio may be higher or lower than the fees and expenses of mutual funds or separate accounts. Higher fees and expenses have a negative impact on performance. Also, the portfolio is currently only available through the purchase of variable annuity and variable life insurance contracts. The performance of the mutual funds and separate accounts does not reflect any expenses or charges applicable to these variable insurance contracts.

   On June 30, 1998, the assets of the High Yield separate account were transferred to the Premier High Yield Bond mutual fund in exchange for fund shares. Therefore, the performance of the Premier High Yield Bond mutual fund, prior to June 30, 1998, is the performance of the High Yield Bond separate account recalculated to reflect the higher fees and expenses of the Premier High Yield Bond Fund. The separate account commenced operations September 1, 1990.

   Please do not consider the performance of these similar funds as indicative of the portfolio's past or future performance. You should not consider this performance a substitute for the portfolio's own performance

   MUTUAL FUNDS

   AVERAGE ANNUAL TOTAL
   RETURNS (AS OF 12/31/00)
   TRANSAMERICA PREMIER
   ---------------------
   FUNDS*             1
   ---------------------
   YEAR               5
   ---------------------
   YEARS              10
   ----------------------
   YEARS
   -------------------
   SINCE INCEPTION
   ---------------
   Premier Aggressive
   Growth
   -18.60%              --
     --
   34.38% (6/30/97)
   Premier Index

   -9.10%

   18.07%               -
   18.43% (10/2/95)
   Premier Small Company
   -26.00%              --
     --
   39.79% (6/30/97)
   Premier Value
     10.72              --
     --
   8.84% (3/30/98)
   Premier Balanced

   9.89%

   20.55%               -
   20.01% (10/2/95)
   Premier Bond

   8.10%
   5.63%                -
     6.31% (10/2/95)
   Premier High Yield Bond

   **
   -2.01%
   7.38%
   11.24%

   10.88% (9/1/90)
   Premier Cash Reserve

   6.34%
   5.53%                -
     5.54% (10/2/95)

   * Performance is for the Investor Class of the Transamerica Premier Funds. ** Effective June 30, 1998, the Transamerica High Yield Bond Fund exchanged all its assets for shares in the Transamerica Premier High Yield Bond Fund. Since then the separate account has invested exclusively in the mutual fund. Performance, prior to June 30, 1998, is the separate account performance.

   SEPARATE ACCOUNTS

   AVERAGE ANNUAL TOTAL
   RETURNS (AS OF 12/31/00)
   TRANSAMERICA FUNDS  1
   ----------------------
   YEAR                5
   ----------------------
   YEARS               10
   -----------------------
   YEARS
   --------------------
   SINCE INCEPTION
   ---------------
   Aggressive Growth
   -18.17%              --
     --
   31.35% (9/30/98)
   Equity Index

   -9.41%
   17.58%
   16.77%

   15.49% (10/1/86)
   Small Company
   -23.66%              --
     --
   50.58% (9/30/98)
   Value
     14.41%             --
     --
   26.63% (9/30/98)
   Balanced

   4.96%    18.93%       --
   18.86%  (4/1/93)
   High Yield Bond

                                                                          -1.40%

                                                                           7.64%
                                                                          11.18%
                                                                          11.11%
                                                                        (9/1/90)

   Bond

                                                                          96.19%

                                                                           9.21%
                                                                          11.24%
                                                                        (5/1/83)

   Cash Management
   5.8 5.11% 4.66%
   6.41% (1/3/82)




   DETERMINATION OF NET
   ASSET VALUE

   We normally determine the net asset value per share of each portfolio once daily as of the close of regular trading on the New York Stock Exchange, currently 4:00 p.m. New York time. We do this each day when the New York Stock Exchange is open. The New York Stock Exchange is scheduled to be open Monday through Friday throughout the year, except for certain holidays.

   We calculate the net asset value by subtracting the portfolio's liabilities from its total assets and dividing the result by the total number of shares outstanding.

   We generally determine the value of the portfolio securities and assets on the basis of their market values. However, all securities held by the Money Market Portfolio and any short-term debt securities of the other portfolios having remaining maturities of sixty days or less are valued by the amortized cost method, which approximates market value. Amortized cost involves valuing an investment at its cost and assuming a constant amortization to maturity of any discount or premium, regardless of the effect of movements in interest rates. We value investments for which market quotations are not readily available at their fair value as determined in good faith by, or under authority delegated by, the portfolios' Board of Directors.

   OFFERING, PURCHASE AND
   REDEMPTION OF SHARES

   We sell shares of the portfolios in a continuous offering to various insurance companies. These insurance companies offer them as investment options in variable annuity and variable life insurance contracts. The insurance companies purchase and redeem shares of the portfolios at net asset value without sales or redemption charges being imposed by the portfolios.

   On each business day insurance companies purchase or redeem shares of the portfolios based on the requests from their contract owners that have been processed on that day. Insurance companies purchase and redeem shares at their net asset value calculated at the end of that day, although such purchases and redemptions may be executed the next business day.


   If insurance companies purchase shares of a portfolio for variable insurancea potential for certain conflicts may exist between the interests of variable annuity contract owners and variable life insurance contract owners. We do not foresee any disadvantage to owners of the insurancecontracts arising from the fact that shares of a portfolio might be held by such entities. However, in such an event, the portfolios' Board of Directors will monitor the portfolios in order to identify any material irreconcilable conflicts of interest which may possibly arise, and to determine what action, if any, should be taken in response to such conflicts.


   INCOME,   DIVIDENDS  AND
   CAPITAL            GAINS
   DISTRIBUTIONS

   |X| Each portfolio distributes substantially all of its net investment income in the form of dividends to its shareholders.

   |X| Dividends are made on a per share basis to shareholders of record of a portfolio as of the distribution date of that portfolio, regardless of how long the shares have been held.

   |X| Capital gains, if any, are generally distributed annually for all portfolios.

   |X| If you buy shares just before or on a record date, you will pay the full price for the shares and then you may receive a portion of the price back as a taxable distribution.

   |X| Dividends on the Money Market Portfolio are determined daily but paid monthly.

   DIVIDEND PAYMENT
   SCHEDULES:

   PORTFOLIO WHEN IT PAYS Aggressive Growth Portfolio Annually Growth Portfolio Annually Index Portfolio Annually Small Company Portfolio Annually Value Portfolio Annually Balanced Portfolio Annually Bond Portfolio Monthly High Yield Bond Portfolio Monthly Money Market Portfolio Monthly

   TAXES

   Each portfolio
   qualifies as a
   regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Each portfolio intends to distribute substantially all of its net income and net capital gains to its shareholders. As a result, under the provisions of subchapter M, there should be little or no income or gains taxable to the portfolios. In addition, each portfolio intends to comply with certain other distribution rules specified in the Code so that it will not incur a 4% nondeductible federal excise tax that otherwise would apply. For more information see Federal Tax Matters in the SAI.

   The shareholders of the portfolios are insurance companies offering variable insurance contracts. For information concerning federal income tax consequences for owners of variable insurance contracts, see the prospectus for these products.

   SUMMARY OF BOND RATINGS

   Following is a summary of the grade indicators used by two of the most prominent, independent rating agencies (Moody's Investors Service, Inc. and Standard & Poor's Corporation) to rate the quality of bonds. The first four categories are generally considered investment quality bonds. Those below that level are of lower quality, commonly referred to as "junk bonds."

   INVESTMENT GRADE
   MOODY'S  STANDARD &

   POOR'S

   Highest quality
   Aaa               AAA
   High quality
   Aa                AA
   Upper medium
   A                 A
   Medium, speculative
        features
   Baa               BBB

   LOWER QUALITY

   Moderately speculative
   Ba                BB
   Speculative
   B                 B
   Very speculative
   Caa               CCC
   Very high risk
   Ca                CC
   Highest risk, may not be
       paying interest
   C        C
   In arrears or default
   C                 D

   FINANCIAL HIGHLIGHTS


   The following information is intended to help you understand the portfolios' financial performance for the past five years. Certain information reflects financial results for a single portfolio share. The total returns in the table represent the rate the investor would have earned (or lost) in that year on that portfolio, assuming reinvestment of all dividends and distributions. This information has been audited by Ernst & Young LLP, independent auditors. Their report, along with the portfolios' financial statements, are included in the annual report. See the back cover to find out how to get the annual report.

   SELECTED DATA FOR A
   SHARE OUTSTANDING
   THROUGHOUT EACH PERIOD
   ARE AS FOLLOWS*

   GROWTH PORTFOLIO

   The Growth Portfolio was formerly Transamerica Occidental's Separate Account Fund C. The former fund was reorganized on November 1, 1996, when all its assets and liabilities were transferred to the newly created Growth Portfolio. The financial information is presented as if the reorganization had always been in effect. The activity prior to November 1, 1996, represents accumulated unit values of Separate Account Fund C which have been converted to share values for presentation purposes.

Selected data for a share outstanding throughout each period are as follows*

                           Year ended December 31,
                         2000           1999     1998           1997            1996

   Net Asset Value

   Beginning of period  $26.61          $19.36  $14.75          $10.93          $8.58

   Operations

   Net investment loss   (0.14)         (0.09)  (0.01)          (0.05)          (0.07)
   Net realized and
       unrealized gain
        (loss)           (2.23)         7.40    6.38            5.13            2.42

   Total from investment

       operations        (2.37)         7.31    6.37            5.08            2.35

   Dividends/Distributions
        to Shareholders

   Net realized gains    (2.46)         (0.06)  (1.76)          (1.26)          ---

   Net Asset Value

   End of period        $21.78          $26.61  $19.36          $14.75          $10.93

   Total Return         (9.69%)         37.79%  43.28%          46.50%          27.36%

   Ratios and Supplemental
        Data

   Expenses to average

        net assets1       0.85%         0.85%   0.85%           0.85%           1.27%
   Net investment loss to
     average net assets2 (0.60%)        (0.49%)(0.32%)          (0.39%)         (0.68%)
 Portfolio turnover rate 37.76%         28.79%  34.41%          20.54%          34.58%
   Net Assets, end of period
       (in thousands)   $254,920     $238,655  $107,892        $46,378          $32,238
                     --------------------------------------

* Prior to November 1, 1996, activity represents accumulated unit values of Transamerica Occidental's Separate Account Fund C, which have been converted to share values for presentation purposes.

1 If the Investment Adviser had not waived expenses, the ratio of operating expenses to average net assets would have been 0.86%, 0.90%, 0.96%, 0.98% and 1.34% for the years ended December 31, 2000, 1999, 1998, 1997 and 1996, respectively.

2 If the Investment Adviser had not waived expenses, the ratio of net investment loss to average net assets would have been (0.61%), (0.55%), (0.44%), (0.52%) and (0.75%) for the years ended December 31, 2000, 1999, 1998, 1997 and 1996, respectively. Money Market Portfolio

The following table gives condensed financial information for the Money Market Portfolio, which commenced operation January 2, 1998, for the period ending December 31, 2000.

Selected data for a share outstanding throughout each period are as follows*

                 Year endedYear endedPeriod ended
            December 31, 2000December 31, 1999December 31, 1998*
            ---------------------------------------------------
   Net Asset Value
   Beginning of period$1.00$1.00$1.00
                      ---------------

   Operations

   Net investment income0.060.050.05

   Dividends/Distributions
   to Shareholders

   Net investment income(0.06)(0.05)(0.05)
                        ------------------

   Net Asset Value
   End of period      $1.00$1.00$1.00
                      ---------------

   Total Return       5.91%4.62%4.93%a

   Ratios and  Supplemental
   Data
   Expenses  to average net
   assets1  0.60%     0.60%0.60%3
   Net  investment   income
   to
       average net assets25.77%4.59%4.81%3
   Net   Assets,   end   of
   period
        (in thousands)$24,609$17,479$6,803
                      ====================

   *   The        Portfolio

                                    commenced

       operations        on

       January 2, 1998.

   a   Total  return is not

       annualized       for
       periods   less  than

                                    one year.

   1 If the Investment Adviser had not waived expenses, the ratio of operating expenses to average net assets would have been 1.16%, 1.39% and 3.03% for the periods ended December 31, 2000, 1999 and 1998, respectively.

   2 If the Investment Adviser had not waived expenses, the ratio of net investment income to average net assets would have been 5.21%, 3.79% and 2.38% for the periods ended December 31, 2000, 1999 and 1998, respectively.

   3   Annualized.


   OTHER PORTFOLIOS

   There are no financial statements for the Aggressive Growth, Balanced, Bond, High Yield Bond, Index, Small Company and Value Portfolios because they had not yet commenced operations as of the date of this prospectus.

   ADDITIONAL INFORMATION
   AND ASSISTANCE

   You may get more information, at no charge, about these portfolios by requesting the following:

   ANNUAL AND SEMI-ANNUAL
   REPORT

   These reports describe the portfolios' performance and list their holdings. The annual report discusses the market conditions and the portfolio managers' strategies that significantly affected the portfolios' performance during the last fiscal year. These reports are only available for those portfolios in operation on the date of the report.

   STATEMENT OF ADDITIONAL
   INFORMATION (SAI)

   This document gives additional information about the portfolios. The SAI was filed with the Securities and Exchange Commission (SEC) and is incorporated by reference as part of the prospectus. The audited annual report is a part of the SAI.

   TO OBTAIN INFORMATION
   FROM US

   |X|      Call
        1-800-258-4260
   |X| Write to Transamerica Service Center, 401 North Tryon Street, Suite 700, Charlotte, North Carolina 28202.

   |X|      Visit our
        Internet web site
        at

        http://www.transamerica.com



   TO OBTAIN THIS
   INFORMATION FROM US

   |X|      Call
        1-877-717-8861
   |X|      Write to
        Transamerica
        Service Center,
        P.O. Box 3183,
        Cedar Rapids, Iowa
        52406-3183
   |X| Or call or write such other number provided in your insurance product prospectus.

   |X|      Visit our
        Internet web site
        at

        http://www.transamerica.com






   SEC file number:
   811-9216










   VIM-433-0599

                                         STATEMENT OF ADDITIONAL INFORMATION


                                                    MAY 1,  2001


                                     TRANSAMERICA VARIABLE INSURANCE FUND, INC.

EQUITY PORTFOLIOS
-----------------
Aggressive Growth Portfolio
Growth Portfolio
Index Portfolio
Small Company Portfolio
Value Portfolio

EQUITY & FIXED INCOME PORTFOLIOS

Balanced Portfolio

FIXED INCOME PORTFOLIOS

Bond Portfolio
High Yield Bond Portfolio
Money Market Portfolio


This Statement of Additional Information (the "SAI") is not a prospectus. Much of the information contained in this SAI expands upon information discussed in the Prospectus for the Portfolios of Transamerica Variable Insurance Portfolio, Inc. (the "Fund"). The 2000 annual and semi-annual reports are incorporated by reference in this SAI. Please read this SAI in conjunction with the current Prospectus for the Fund dated May 1, 2001. To obtain a free copy of the Prospectus call the Transamerica Annuity Service Center, , at 877-717-8861.


TABLE OF CONTENTS

                                                                 Page

INTRODUCTION........................................................ 2
INVESTMENT GOALS AND POLICIES....................................... 2
INVESTMENT RESTRICTIONS..............................................15
MANAGEMENT OF THE FUND...............................................20
CONTROL PERSONS AND PRINCIPAL SECURITIES HOLDERS.....................22
INVESTMENT ADVISERS AND OTHER SERVICE PROVIDERS......................22
PORTFOLIO TRANSACTIONS, PORTFOLIO TURNOVER AND BROKERAGE.............25
DETERMINATION OF NET ASSET VALUE.....................................26
PERFORMANCE INFORMATION..............................................27
FEDERAL TAX MATTERS..................................................31
SHARES OF STOCK......................................................32
LEGAL PROCEEDINGS....................................................33
OTHER INFORMATION....................................................33
DISCLOSURE REGARDING "S&P": TRADEMARK................................33
FINANCIAL STATEMENTS.................................................33
APPENDIX A...........................................................34
APPENDIX B...........................................................36

INTRODUCTION

Transamerica Variable Insurance Fund, Inc. (the "Fund") is an open-end management investment company established as a Maryland corporation on June 23, 1995. The Fund currently consists of nine investment portfolios: Aggressive Growth; Growth; Index; Small Company; Value; Balanced; Bond; High Yield Bond and Money Market.

The Fund 's Growth Portfolio is the successor to Transamerica Occidental's Separate Account Fund C ("Separate Account Fund C"), a registered management investment company. The assets of Separate Account Fund C, as of close of business October 31, 1996, were transferred intact to the Growth Portfolio of the Fund on November 1, 1996, in exchange for shares in the Growth Portfolio which are held by Separate Account C.


The Money Market Portfolio commenced operations on January 2,1998. The Small Company Portfolio will commence operations May 1, 2001. The other six Portfolios have not yet commenced operations.


The Fund currently offers shares of the Portfolios as the underlying funding vehicles for the variable annuity and variable life insurance contracts (the "Contracts"). The Contracts are registered with the Securities and Exchange Commission ("SEC"), and have separate prospectuses, and Statements of Additional Information.

The Fund may, in the future, offer its stock to other separate accounts of other insurance companies supporting other variable annuity contracts or variable life insurance polices and to qualified pension and retirement plans. The Fund does not offer its stock directly to the general public.

Terms appearing in this Statement of Additional Information that are defined in the Prospectus have the same meaning as in the Prospectus.

INVESTMENT GOALS AND POLICIES

The investment goals stated in the Prospectus for each Portfolio are fundamental. This means they can be changed only with the approval of a majority of shareholders of such Portfolio. The strategies and policies described in the Prospectus are not fundamental. Strategies and policies can be changed by the Board of Directors without shareholder approval. If any investment goal of a Portfolio changes, you should decide if the Portfolio still meets your financial needs.


The achievement of each Portfolio's investment goal will depend on market conditions generally and on the analytical and portfolio management skills of the Adviser. There can be no assurance that the investment goal of any of the Portfolios will be achieved.


BUYING AND SELLING SECURITIES

In general, the Portfolios purchase and hold securities for capital growth, current income, or a combination of the two, depending on the Portfolio's investment objective. Portfolio changes can result from liquidity needs, securities reaching a price objective, anticipated changes in interest rates, a change in the creditworthiness of an issuer, or from general financial or market developments. Because portfolio changes usually are not tied to the length of time a security has been held, a significant number of short-term transactions may occur.

The Portfolios may sell one security and simultaneously purchase another of comparable quality. The Portfolios may simultaneously purchase and sell the same security to take advantage of short-term differentials and bond yields. In addition, the Portfolios may purchase individual securities in anticipation of relatively short-term price gains.


Portfolio turnover has not been and will not be a consideration in the investment process. The Adviser buys and sells securities for each Portfolio whenever it believes it is appropriate to do so. Increased turnover results in higher costs. These costs result from brokerage commissions, dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. Increased turnover may also result in additional short-term gains.


HIGH YIELD (`JUNK') BONDS


The High Yield Bond Portfolio purchases high yield bonds (commonly called `junk' bonds). These are lower-rated bonds that involve higher current income but are predominantly speculative because they present a higher degree of credit risk than investment-grade bonds. The other Portfolios, except the Index and Money Market Portfolios, may purchase these securities to a limited extent. The Investment Adviser needs to carefully analyze the financial condition of companies issuing junk bonds. The prices of junk bonds tend to be more reflective of prevailing economic and industry conditions, the issuers' unique financial situations, and the bonds' coupon than to small changes in the level of interest rates. But during an economic downturn or a period of rising interest rates, highly leveraged companies can have trouble making principal and interest payments, meeting projected business goals, and obtaining additional financing.


The Portfolios may also invest in unrated debt securities. Unrated debt, while not necessarily of lower quality than rated securities, may not have as broad a market. Because of the size and perceived demand for the issue, among other factors, certain issuers may decide not to pay the cost of getting a rating for their bonds. The creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the security, will be analyzed to determine whether to purchase unrated bonds.

Changes by recognized rating services in their ratings of a fixed-income security and changes in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. Changes in the value of portfolio securities generally will not affect income derived from these securities, but will affect the owning Portfolio's net asset value.


Periods of economic or political uncertainty and change can create volatility in the price of junk bonds. Since the last major economic recession, there has been a substantial increase in the use of high-yield debt securities to fund highly leveraged corporate acquisitions and restructurings. Past experience with high-yield securities in a prolonged economic downturn may not provide an accurate indication of future performance during such periods. Lower rated securities may also be harder to sell than higher rated securities because of negative publicity and investor perceptions of this market, as well as new or proposed laws dealing with high yield securities. For many junk bonds, there is no established retail secondary market. As a result, it may be difficult for the Adviser to accurately value the bonds because they cannot rely on available objective data.

The Portfolios will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase. However, the Adviser will monitor the investment to determine whether continued investment in the security will assist in meeting the Portfolio's investment objectives.

At times, a substantial portion of a Portfolio's assets may be invested in securities of which the Portfolio, by itself or together with other Portfolios and accounts managed by the Adviser, holds all or a major portion. Under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Portfolio could find it more difficult to sell these securities when the Adviser believes it advisable to do so or may be able to sell the securities only at prices lower than if they were more widely held. Under these circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing the Portfolio's net asset value.


In order to enforce its rights in the event of a default of these securities, a Portfolio may be required to participate in various legal proceedings or take possession of and manage assets securing the issuer's obligations on the securities. This could increase the Portfolio's operating expenses and adversely affect the Portfolio's net asset value.

Certain securities held by a Portfolio may permit the issuer at its option to call, or redeem, its securities. If an issuer were to redeem securities held by the Portfolio during a time of declining interest rates, the Portfolio may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed. The Portfolios may invest in zero-coupon bonds and payment-in-kind bonds. Zero-coupon bonds are issued at a significant discount from their principal amount and may pay interest either only at maturity, or subsequent to the issue date prior to maturity, rather than at regular intervals during the life of the security. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The values of zero-coupon bonds and payment-in-kind bonds are subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest in cash currently. Both zero-coupon bonds and payment-in-kind bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds paying interest currently. Even though such bonds do not pay current interest in cash, a Portfolio nonetheless is required to accrue interest income on these investments and to distribute the interest income at least annually to shareholders. Thus, the Portfolio could be required at times to liquidate other investments in order to satisfy its distribution requirements.

Certain investment grade securities in which a Portfolio may invest share some of the risk factors discussed above with respect to lower-rated securities.

RESTRICTED AND ILLIQUID SECURITIES

The Portfolios may purchase certain restricted securities of U.S. issuers (securities that are not registered under the Securities Act of 1933, as amended (1933 Act) but can be offered and sold to qualified institutional buyers pursuant to Rule 144A under that Act) and limited amounts of illiquid investments, including illiquid restricted securities.

Up to 15% of a Portfolio's net assets may be invested in securities that are illiquid, except that the Money Market Portfolio may only invest 10% of its net assets in such securities. Securities are considered illiquid when there is no readily available market or when they have legal or contractual restrictions.

Illiquid investments include restricted securities, repurchase agreements that mature in more than seven days, fixed time deposits that mature in more than seven days and participation interests in loans. These investments may be difficult to sell quickly for their fair market value.


Certain repurchase agreements which provide for settlement in more than seven days, however, can be liquidated before the nominal fixed term of seven days. The Adviser will consider such repurchase agreements as liquid. Likewise, restricted securities (including commercial paper issued pursuant to Section 4(2) of the 1933 Act) that the Board or the Adviser have determined to be liquid will be treated as such.


The SEC staff has taken the position that fixed time deposits maturing in more than seven days, that cannot be traded on a secondary market, and participation interests in loans are illiquid and not readily marketable. A considerable amount of time may elapse between a Portfolio's decision to dispose of restricted or illiquid securities and the time which such Portfolio is able to dispose of them, during which time the value of such securities (and therefore the value of the Portfolio's shares) could decline.


Certain restricted securities that are not registered for sale to the general public but that can be resold to institutional investors under Rule 144A may not be considered illiquid if a dealer or institutional trading market exists. The institutional trading market is relatively new. However, liquidity of a Portfolio's investments could be impaired if trading for these securities does not further develop or declines. The Adviser determines the liquidity of Rule 144A securities under guidelines approved by the Board.


DERIVATIVES

Each Portfolio, except for Money Market Portfolio, may use options, futures, forward contracts, and swap transactions (derivatives). The Portfolios may purchase, or write, call or put options on securities or on indexes (options) and may enter into interest rate or index futures contracts for the purchase or sale of instruments based on financial indexes (futures contracts), options on futures contracts, forward contracts, and interest rate swaps and swap-related products.


By investing in derivatives, the Adviser may seek to protect a Portfolio against potentially unfavorable movements in interest rates or securities prices, or attempt to adjust a Portfolio's exposure to changing securities prices, interest rates, or other factors that affect securities values. This is done in an attempt to reduce a Portfolio's overall investment risk. Although it will not generally be a significant part of a Portfolio's strategies, the Adviser may also use derivatives to enhance returns. Opportunities to enhance returns arise when the derivative does not reflect the fair value of the underlying securities. None of the Portfolios will use derivatives for leverage.


Risks in the use of derivatives include: (1) the risk that interest rates and securities prices do not move in the directions being hedged against, in which case the Portfolio has incurred the cost of the derivative (either its purchase price or, by writing an option, losing the opportunity to profit from increases in the value of the securities covered) with no tangible benefit; (2) imperfect correlation between the price of derivatives and the movements of the securities' prices or interest rates being hedged; (3) the possible absence of a liquid secondary market for any particular derivative at any time (some derivatives are not actively traded but are custom designed to meet the investment needs of a narrow group of institutional investors and can become illiquid if the needs of that group of investors change); (4) the potential loss if the counter-party to the transaction does not perform as promised; and (5) the possible need to defer closing out certain positions to avoid adverse tax consequences.


The Bond Portfolio and Balanced Portfolio may invest in derivatives with respect to no more than 20% of each Portfolio's assets; Index Portfolio may invest with respect to no more than 35% of its assets. The Board will closely monitor the Adviser's use of derivatives in each of the Portfolios to assure they are used in accordance with the investment objectives of each Portfolio.


OPTIONS ON SECURITIES AND SECURITIES INDEXES

The Portfolios may write (i.e., sell) covered call and put options on any securities in which they may invest. A call option written by a Portfolio obligates the Portfolio to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. A Portfolio would normally write a call option in anticipation of a decrease in the market value of securities of the type in which it may invest. All call options written by a Portfolio are covered, which means that the Portfolio will own the securities subject to the option so long as the option is outstanding. A Portfolio's purpose in writing covered call options is to realize greater income than would be realized on securities transactions alone. However, by writing the call option a Portfolio might forgo the opportunity to profit from an increase in the market price of the underlying security.

A put option written by a Portfolio would obligate the Portfolio to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. All put options written by a Portfolio would be covered, which means that such Portfolio would have deposited with its custodian cash or liquid securities with a value at least equal to the exercise price of the put option. The purpose of writing such options is to generate additional income for the Portfolio. However, in return for the option premium, a Portfolio accepts the risk that it might be required to purchase the underlying securities at a price in excess of the securities' market value at the time of purchase.

In addition, a Portfolio may cover a written call option or put option by maintaining liquid securities in a segregated account with its custodian or by purchasing an offsetting option or any other option which, by virtue of its exercise price or otherwise, reduces the Portfolio's net exposure on its written option position.

A Portfolio may also write (sell) covered call and put options on any securities index composed of securities in which it may invest. Options on securities indexes are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security.

A Portfolio may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index, or by having an absolute and immediate right to acquire such securities without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities in the Portfolio. A Portfolio may cover call and put options on a securities index by maintaining cash or liquid securities with a value equal to the exercise price in a segregated account with its custodian.

A Portfolio may terminate its obligations under an exchange traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counter-party to such option. Such purchases are referred to as closing purchase transactions.

A Portfolio may purchase put and call options on any securities in which it may invest or options on any securities index based on securities in which it may invest. A Portfolio would also be able to enter into closing sale transactions in order to realize gains or minimize losses on options it had purchased.

A Portfolio would normally purchase call options in anticipation of an increase in the market value of securities of the type in which it may invest. The purchase of a call option would entitle a Portfolio, in return for the premium paid, to purchase specified securities at a specified price during the option period. A Portfolio would ordinarily realize a gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the Portfolio would realize a loss on the purchase of the call option.

A Portfolio would normally purchase put options in anticipation of a decline in the market value of its securities (protective puts) or in securities in which it may invest. The purchase of a put option would entitle a Portfolio, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of a Portfolio's securities. Put options may also be purchased by a Portfolio for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. A Portfolio would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs; otherwise such a Portfolio would realize a loss on the purchase of the put option.

A Portfolio would purchase put and call options on securities indexes for the same purposes as it would purchase options on individual securities.

RISKS ASSOCIATED WITH OPTIONS TRANSACTIONS

There is no assurance that a liquid secondary market will exist for any particular exchange-traded option at any particular time. If a Portfolio is unable to effect a closing purchase transaction with respect to covered options it has written, the Portfolio will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if a Portfolio is unable to effect a closing sale transaction with respect to options it has purchased, it will have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities.

Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options;
(ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

The Portfolios may purchase and sell both options that are traded on U.S., United Kingdom, and other exchanges and options traded over-the-counter with broker-dealers who make markets in these options. The ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. Until such time as the staff of the SEC changes its position, a Portfolio will treat purchased over-the-counter options and all assets used to cover written over-the-counter options as illiquid securities, except that with respect to options written with primary dealers in U.S. government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to the formula.


Transactions by a Portfolio in options on securities and securities indexes will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities governing the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert. Thus, the number of options which a Portfolio may write or purchase may be affected by options written or purchased by other investment advisory clients of the Adviser of the Portfolios. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.


The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary securities transactions. The successful use of protective puts for hedging purposes depends in part on an ability to anticipate future price fluctuations and the degree of correlation between the options and securities markets.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

The Portfolios may purchase and sell futures contracts and may also purchase and write options on futures contracts. A Portfolio may purchase and sell futures contracts based on various securities (such as U.S. government securities), securities indexes, and other financial instruments and indexes. A Portfolio will engage in futures or related options transactions only for bona fide hedging purposes as defined below or to increase total returns to the extent permitted by regulations of the Commodity Futures Trading Commission (CFTC). All futures contracts entered into by a Portfolio are traded on U.S. exchanges or boards of trade that are licensed and regulated by the CFTC.

FUTURES CONTRACTS A futures contract may generally be described as an agreement between two parties to buy or sell particular financial instruments for an agreed price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract).

When interest rates are rising or securities prices are falling, a Portfolio can seek to offset a decline in the value of its current securities through the sale of futures contracts. When rates are falling or prices are rising, a Portfolio, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases. The Index Portfolio will use options and futures contracts only to achieve its performance objective of matching the return on the S&P 500.

Positions taken in the futures markets are not normally held to maturity, but are instead liquidated through offsetting transactions which may result in a profit or a loss. While a Portfolio's futures contracts on securities will usually be liquidated in this manner, it may instead make or take delivery of the underlying securities whenever it appears economically advantageous for the Portfolio to do so. A clearing corporation associated with the exchange on which futures on securities are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

HEDGING STRATEGIES Hedging by use of futures contracts seeks to establish more certainty than would otherwise be possible in the effective price or rate of return on securities that a Portfolio owns or proposes to acquire. A Portfolio may, for example, take a short position in the futures market by selling futures contracts in order to hedge against an anticipated rise in interest rates or a decline in market prices that would adversely affect the value of the Portfolio's securities. Such futures contracts may include contracts for the future delivery of securities held by the Portfolio or securities with characteristics similar to those of the Portfolio's securities.


If, in the opinion of the Adviser , there is a sufficient degree of correlation between price trends for a Portfolio's securities and futures contracts based on other financial instruments, securities indexes or other indexes, the Portfolio may also enter into such futures contracts as part of its hedging strategy. Although under some circumstances prices of a Portfolio's securities may be more or less volatile than prices of such futures contracts, the Adviser will attempt to estimate the extent of this difference in volatility based on historical patterns and to compensate for it by having a Portfolio enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting the Portfolio's securities. When hedging of this character is successful, any depreciation in the value of the Portfolio's securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of the Portfolio's securities would be substantially offset by a decline in the value of the futures position.


On other occasions, a Portfolio may take a long position by purchasing such futures contracts. This would be done, for example, when a Portfolio anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices or interest rates then available in the applicable market to be less favorable than prices or rates that are currently available.

OPTIONS ON FUTURES CONTRACTS The acquisition of put and call options on futures contracts will give a Portfolio the right (but not the obligation), for a specified price, to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, a Portfolio obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the option premium and transaction costs.

The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of a Portfolio's assets. By writing a call option, a Portfolio becomes obligated, in exchange for the premium, to sell a futures contract, which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium, which may partially offset an increase in the price of securities that a Portfolio intends to purchase. However, a Portfolio becomes obligated to purchase a futures contract, which may have a value lower than the exercise price. Thus, the loss incurred by a Portfolio in writing options on futures is potentially unlimited and may exceed the amount of the premium received. A Portfolio will increase transaction costs in connection with the writing of options on futures.

The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option on the same series. There is no guarantee that such closing transactions can be effected. A Portfolio's ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.

OTHER CONSIDERATIONS Where permitted, a Portfolio will engage in futures transactions and in related options transactions only for bona fide hedging or to increase total return to the extent permitted by CFTC regulations. A Portfolio will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Portfolio or which it expects to purchase. Except as stated below, each Portfolio's futures transactions will be entered into for traditional hedging purposes, i.e., futures contracts will be sold to protect against a decline in the price of securities that the Portfolio owns, or futures contracts will be purchased to protect the Portfolio against an increase in the price of securities it intends to purchase. As evidence of this hedging intent, a Portfolio expects that on 75% or more of the occasions on which it takes a long futures or option position (involving the purchase of futures contracts), that Portfolio will have purchased, or will be in the process of purchasing, equivalent amounts of related securities in the cash market at the time when the futures or option position is closed out. However, in particular cases, when it is economically advantageous for a Portfolio to do so, a long futures position may be terminated or an option may expire without the corresponding purchase of securities or other assets.

As an alternative to literal compliance with the bona fide hedging definition, a CFTC regulation permits a Portfolio to elect to comply with a different test under which the aggregate initial margin and premiums required to establish positions in futures contracts and options on futures, for the purpose of increasing total return, will not exceed 5% of the Portfolio's net asset value, after taking into account unrealized profits and losses on any such positions and excluding the amount by which such options were in-the-money at the time of purchase. As permitted, each Portfolio will engage in transactions in futures contracts and in related options transactions only to the extent such transactions are consistent with the requirements of the Internal Revenue Code of 1986, as amended (Code), for maintaining its qualification as a regulated investment company for federal income tax purposes.

Transactions in futures contracts and options on futures involve brokerage costs, require margin deposits and, in the case of contracts and options obligating a Portfolio to purchase securities or currencies, require the Portfolio to segregate with its custodian liquid securities in an amount equal to the underlying value of such contracts and options.

While transactions in futures contracts and options on futures may reduce certain risks, such transactions themselves entail other risks. Thus, unanticipated changes in interest rates or securities prices may result in a poorer overall performance for a Portfolio than if it had not entered into any futures contracts or options transactions. In the event of an imperfect correlation between a futures position and the position which the Portfolio intends to protect, the desired protection may not be obtained and a Portfolio may be exposed to risk of loss.

Perfect correlation between a Portfolio's futures positions and current positions may be difficult to achieve because no futures contracts based on individual equity securities are currently available. The only futures contracts available to these Portfolios for hedging purposes are various futures on U.S. government securities and securities indexes.

SWAP TRANSACTIONS

The Portfolios may, to the extent permitted by the SEC, enter into privately negotiated swap transactions with other financial institutions in order to take advantage of investment opportunities generally not available in public markets. In general, these transactions involve swapping a return based on certain securities, instruments, or financial indexes with another party, such as a commercial bank, in exchange for a return based on different securities, instruments, or financial indexes.

By entering into swap transactions, a Portfolio may be able to protect the value of a portion of its securities against declines in market value. A Portfolio may also enter into swap transactions to facilitate implementation of allocation strategies between different market segments or to take advantage of market opportunities which may arise from time to time.

A Portfolio may be able to enhance its overall performance if the return offered by the other party to the swap transaction exceeds the return swapped by the Portfolio. However, there can be no assurance that the return a Portfolio receives from the counter-party to the swap transaction will exceed the return it swaps to that party.

While a Portfolio will only enter into swap transactions with counter-parties it considers creditworthy, a risk inherent in swap transactions is that the other party to the transaction may default on its obligations under the swap agreement. Each Portfolio will monitor the creditworthiness of parties with which it has swap transactions. If the other party to the swap transaction defaults on its obligations, a Portfolio would be limited to contractual remedies under the swap agreement. There can be no assurance that a Portfolio will succeed when pursuing its contractual remedies. To minimize a Portfolio's exposure in the event of default, the Portfolios will usually enter into swap transactions on a net basis (i.e., the parties to the transaction will net the payments payable to each other before such payments are made). When a Portfolio enters into swap transactions on a net basis, the net amount of the excess, if any, of the Portfolio's obligations over its entitlements with respect to each such swap agreement will be accrued on a daily basis and an amount of liquid assets having an aggregate market value at least equal to the accrued excess will be segregated by the Portfolio's custodian. To the extent a Portfolio enters into swap transactions other than on a net basis, the amount segregated will be the full amount of the Portfolio's obligations, if any, with respect to each such swap agreement, accrued on a daily basis. See "Segregated Accounts."

Swap agreements are considered to be illiquid by the SEC staff and will be subject to the limitations on illiquid investments. See "Restricted and Illiquid Securities."

To the extent that there is an imperfect correlation between the return a Portfolio is obligated to swap and the securities or instruments representing such return, the value of the swap transaction may be adversely affected. Therefore, a Portfolio will not enter into a swap transaction unless it owns or has the right to acquire the securities or instruments representative of the return it is obligated to swap with the counter-party to the swap transaction. It is not the intention of the Portfolios to engage in swap transactions in a speculative manner, but rather primarily to hedge or manage the risks associated with assets held in a Portfolio, or to facilitate the implementation of strategies of purchasing and selling assets for a Portfolio.


INTEREST RATE SWAPS The Portfolios may enter into interest rate swaps for hedging purposes and non-hedging purposes. Since swaps are entered into for good faith hedging purposes or are offset by a segregated account as described below, the Adviser believes that swaps do not constitute senior securities as defined in the Investment Company Act of 1940, as amended (1940 Act) and, accordingly, will not treat them as being subject to the Portfolio's borrowing restrictions. The net amount of the excess, if any, of a Portfolio's obligations over its entitlement with respect to each interest rate swap will be accrued on a daily basis and an amount of cash or other liquid securities having an aggregate net asset value at least equal to such accrued excess will be maintained in a segregated account by the Portfolio's custodian. A Portfolio will not enter into any interest rate swap unless the credit quality of the unsecured senior debt or the claims-paying ability of the other party to the swap is considered to be investment grade by the Adviser. If there is a default by the other party to such a transaction, a Portfolio will have contractual remedies pursuant to the agreement. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the interbank market.


FOREIGN SECURITIES

The Portfolios may invest in foreign securities. The Index Portfolio invests only in American Depositary Receipts (ADRs) that are selected by the Standard & Poor's Corporation to be included in the S&P 500 Index. Foreign securities, other than ADRs, will be held in custody by State Street London Limited, who will handle transactions with the transnational depositories Euroclear and Cedel. Foreign securities may trade, and a Portfolio's net asset value may be affected, on days when an investor has no access to the Portfolio.

Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. These risks and considerations include differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign securities transactions, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investment in foreign countries and potential restrictions on the flow of international capital and currencies. Foreign issuers may also be subject to less government regulation than U.S. companies. Moreover, the dividends and interest payable on foreign securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to the Portfolio's shareholders. Further, foreign securities often trade with less frequency and volume than domestic securities and, therefore, may exhibit greater price volatility.

Changes in foreign currency exchange rates will affect, favorably or unfavorably, the value of those securities which are denominated or quoted in currencies other than the U.S. dollar. Currency exchange rates generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the United States or abroad.

SHORT SALES

The Portfolios may sell securities which they do not own or own but do not intend to deliver to the buyer (sell short) if, at the time of the short sale, the Portfolio making the short sale owns or has the right to acquire an equal amount of the security being sold short at no additional cost. These transactions allow the Portfolios to hedge against price fluctuations by locking in a sale price for securities they do not wish to sell immediately.

A Portfolio may make a short sale when it decides to sell a security it owns at a currently attractive price. This allows the Portfolio to postpone a gain or loss for federal income tax purposes and to satisfy certain tests applicable to regulated investment companies under the Code. The Portfolios will only make short sales if the total amount of all short sales does not exceed 10% of the total assets of the Portfolio. This limitation can be changed at any time.

PURCHASE OF WHEN-ISSUED SECURITIES

The Portfolios may enter into firm commitment agreements for the purchase of securities on a specified future date. Thus, the Portfolios may purchase, for example, new issues of fixed-income instruments on a when-issued basis, whereby the payment obligation, or yield to maturity, or coupon rate on the instruments may not be fixed at the time of the transaction. A Portfolio will not purchase securities on a when-issued basis if, as a result, more than 15% of the Portfolio's net assets would be so invested. In addition, the Portfolios may invest in asset-backed securities on a delayed delivery basis. This reduces the Portfolios' risk of early repayment of principal, but exposes the Portfolios to some additional risk that the transaction will not be consummated.

When a Portfolio enters into a firm commitment agreement, liability for the purchase price and the rights and risks of ownership of the security accrue to the Portfolio at the time it becomes obligated to purchase such security, although delivery and payment occur at a later date. Accordingly, if the market price of the security should decline, the effect of such an agreement would be to obligate the Portfolio to purchase the security at a price above the current market price on the date of delivery and payment. During the time a Portfolio is obligated to purchase such security it will be required to segregate assets. See "Segregated Accounts."

SEGREGATED ACCOUNTS

In connection with when-issued securities, firm commitment agreements, futures, the writing of options, and certain other transactions in which a Portfolio incurs an obligation to make payments in the future, such Portfolio may be required to segregate assets with its custodian in amounts sufficient to settle the transaction. To the extent required, such segregated assets will consist of liquid securities.

LENDING OF SECURITIES


Subject to investment restriction number 2 titled "Lending" (relating to loans of securities), as a means to earn additional income a Portfolio may lend its securities to brokers and dealers that are not affiliated with the Investment Adviser , are registered with the Commission and are members of the NASD, and also to certain other financial institutions. All loans will be fully collateralized. In connection with the lending of its securities, a Portfolio will receive as collateral cash, securities issued or guaranteed by the United States government (i.e., Treasury securities), or other collateral permitted by applicable law, which at all times while the loan is outstanding will be maintained in amounts equal to at least 102% of the current market value of the loaned securities, or such lesser percentage as may be permitted by applicable law, as reviewed daily. A Portfolio lending its securities will receive amounts equal to the interest or dividends paid on the securities loaned and in addition will expect to receive a portion of the income generated by the short-term investment of cash received as collateral or, alternatively, where securities or a letter of credit are used as collateral, a lending fee paid directly to the Portfolio by the borrower of the securities. Such loans will be terminable by the Portfolio at any time and will not be made to affiliates of the Investment Adviser. A Portfolio may terminate a loan of securities in order to regain record ownership of, and to exercise beneficial rights related to, the loaned securities, including but not necessarily limited to voting or subscription rights, and may, in the exercise of its fiduciary duties, terminate a loan in the event that a vote of holders of those securities is required on a material matter. The Portfolio must have the right to call the loan and obtain the securities loaned at any time on three days notice. This includes the right to call the loan to enable the Portfolio to execute shareholder voting rights. Such loans cannot exceed one-third of the Portfolio's net assets taken at market value. Interest on loaned securities cannot exceed 10% of the annual gross income of the Portfolio (without offset for realized capital gains). A Portfolio may pay reasonable fees to persons unaffiliated with the Portfolio for services or for arranging such loans. Loans of securities will be made only to firms deemed creditworthy.


A Portfolio lending securities will incur credit risks as with any extension of credit. The Portfolio risks delay in recovering the loaned securities should the borrower of securities default, become the subject of bankruptcy proceedings, or otherwise be unable to fulfill its obligations or fail financially. Lending securities to broker-dealers and institutions could result in a loss or a delay in recovering the Portfolio's securities.

The lending policy described in this paragraph is a fundamental policy that can only be changed by a vote of a majority of shareholders.

INDEBTEDNESS

From time to time, the Portfolios may purchase the direct indebtedness of various companies (Indebtedness) or participation in such Indebtedness. The Value Portfolio is more likely to invest in such securities than the other Portfolios. Indebtedness represents a specific commercial loan or portion of a loan which has been given to a company by a financial institution such as a bank or insurance company (Bank Claims). The company is typically obligated to repay such commercial loan over a specified time period. By purchasing the Bank Claims, a Portfolio steps into the shoes of the financial institution which made the loan to the company prior to its restructuring or refinancing. Such Bank Claims purchased by a Portfolio may be in the form of loans, notes or bonds.

The Portfolios normally invest in the Indebtedness which has the highest priority of repayment by the company. However, on occasion, lower priority Indebtedness also may be acquired.

Indebtedness of companies may also include Trade Claims. Trade Claims generally represent money due to a supplier of goods or services to the companies issuing indebtedness. Company Indebtedness, including Bank Claims and Trade Claims, may be illiquid (as defined below).

BORROWING POLICIES OF THE PORTFOLIOS

The Portfolios may borrow money from banks or engage in reverse repurchase agreements, for temporary or emergency purposes. Each Portfolio may borrow up to one-third of the Portfolio's total assets. To secure borrowings, each Portfolio may mortgage or pledge securities in an amount up to one-third of the Portfolio's net assets. If a Portfolio borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. The Portfolio will not make any additional investments, other than reverse repurchase agreements, while the level of the borrowing exceeds 5% of the Portfolio's total assets.

VARIABLE RATE, FLOATING RATE, OR VARIABLE AMOUNT SECURITIES

The Portfolios may invest in variable rate, floating rate, or variable amount securities. These are short-term unsecured promissory notes issued by corporations to finance short-term credit needs. They are interest-bearing notes on which the interest rate generally fluctuates on a scheduled basis.

Short-term corporate obligations may also include variable amount master demand notes. Variable amount master notes are obligations that permit the investment of fluctuating amounts by a Portfolio at varying rates of interest pursuant to direct arrangements between the Portfolio, as lender, and the borrower. These notes permit daily changes in the amounts borrowed. The Portfolio has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may repay up to the full amount of the note without penalty. The borrower is typically a large industrial or finance company which also issues commercial paper. Typically these notes provide that the interest rate is set daily by the borrower. The rate is usually the same or similar to the interest rate on commercial paper being issued by the borrower. Because variable amount master notes are direct lending arrangements between the lender and borrower, it is not generally contemplated that such instruments will be traded, and there is no secondary market for these notes, although they are redeemable (and thus immediately repayable by the borrower) at the face value, plus accrued interest, at any time. Accordingly, a Portfolio's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. In connection with master demand note arrangements, the Portfolio considers earning power, cash flow, and other liquidity ratios of the issuer. The Portfolios will only invest in master demand notes of U.S. issuers. While master demand notes, as such, are not typically rated by credit rating agencies, if not so rated the Portfolios may invest in them only if at the time of an investment the issuer meets the criteria set forth in the Prospectus for all other commercial paper issuers. A Portfolio will not invest more than 25% of its assets in master demand notes.

REPURCHASE AGREEMENTS


The Portfolios may enter into repurchase agreements. Repurchase agreements have the characteristics of loans by a Portfolio, and will be fully collateralized (either with physical securities or evidence of book entry transfer to the account of the custodian bank) at all times. During the term of a repurchase agreement the Portfolio retains the security subject to the repurchase agreement as collateral securing the seller's repurchase obligation, continually monitors the market value of the security subject to the agreement, and requires the seller to deposit with the Portfolio additional collateral equal to any amount by which the market value of the security subject to the repurchase agreement falls below the resale amount provided under the repurchase agreement. The Portfolios will enter into repurchase agreements only with member banks of the Federal Reserve System, and with primary dealers in United States government securities or their wholly-owned subsidiaries whose creditworthiness has been reviewed and found satisfactory by the Adviser and which have, therefore, been determined to present minimal credit risk.


Securities underlying repurchase agreements will be limited to certificates of deposit, commercial paper, bankers' acceptances, or obligations issued or guaranteed by the United States government or its agencies or instrumentalities, in which the Portfolio may otherwise invest. A Portfolio will not invest in repurchase agreements maturing in more than seven days if that would result in more than 10% of the Portfolio's net assets being so invested when taking into account the remaining days to maturity of its existing repurchase agreements.

If a seller of a repurchase agreement defaults and does not repurchase the security subject to the agreement, the Portfolio would look to the collateral security underlying the seller's repurchase agreement, including the securities subject to the repurchase agreement, for satisfaction of the seller's obligation to the Portfolio. In such event, the Portfolio might incur disposition costs in liquidating the collateral and might suffer a loss if the value of the collateral declines. In addition, if bankruptcy proceedings are instituted against a seller of a repurchase agreement, realization upon the collateral may be delayed or limited. If the seller is unable to make a timely repurchase, the expected proceeds could be delayed, or the Portfolio could suffer a loss in principal or current interest, or incur costs in liquidating the collateral. The Portfolios have established procedures to evaluate the creditworthiness of parties making repurchase agreements.

REVERSE REPURCHASE AGREEMENTS AND LEVERAGE

The Portfolios may enter into reverse repurchase agreements with Federal Reserve member banks and U.S. securities dealers from time to time. In a reverse repurchase transaction the Portfolio sells securities and simultaneously agrees to repurchase them at a price which reflects an agreed-upon rate of interest. The Portfolio will use the proceeds of reverse repurchase agreements to make other investments which either mature or are under an agreement to resell at a date simultaneous with, or prior to, the expiration of the reverse repurchase agreement. The Portfolio may utilize reverse repurchase agreements only if the interest income to be earned from the investment proceeds of the transaction is greater than the interest expense of the reverse repurchase transaction.

Reverse repurchase agreements are a form of leverage which increases the opportunity for gain and the risk of loss for a given change in market value. In addition, the gains or losses will cause the net asset value of a Portfolio's shares to rise or fall faster than would otherwise be the case. There may also be a risk of delay in the recovery of the underlying securities if the opposite party has financial difficulties. A Portfolio's obligations under all borrowings, including reverse repurchase agreements, will not exceed one-third of the Portfolio's net assets.

The use of reverse repurchase agreements is included in the Portfolio's borrowing policy and is subject to the limits of Section 18(f)(1) of the 1940 Act. During the time a reverse repurchase agreement is outstanding, each Portfolio that has entered into such an agreement maintains a segregated account with its Custodian containing cash or other liquid securities having a value at least equal to the repurchase price under the reverse repurchase agreement.

MUNICIPAL OBLIGATIONS

The Portfolios, except the Index Portfolio, may invest in municipal obligations. The equity Portfolios may invest in such obligations as part of their cash management techniques. In addition to the usual risks associated with investing for income, the value of municipal obligations can be affected by changes in the actual or perceived credit quality of the issuers. The credit quality of a municipal obligation can be affected by, among other factors: a) the financial condition of the issuer or guarantor; b) the issuer's future borrowing plans and sources of revenue; c) the economic feasibility of the revenue bond project or general borrowing purpose; d) political or economic developments in the region or jurisdiction where the security is issued; and e) the liquidity of the security. Because municipal obligations are generally traded over the counter, the liquidity of a particular issue often depends on the willingness of dealers to make a market in the security. The liquidity of some municipal issues can be enhanced by demand features which enable the Portfolio to demand payment from the issuer or a financial intermediary on short notice.

SMALL CAPITALIZATION STOCKS

The Portfolios may purchase securities of small companies. The securities of small companies are usually less actively followed by analysts and may be under-valued by the market, which can provide significant opportunities for capital appreciation; however, the securities of such small companies may also involve greater risks and may be subject to more volatile market movements than securities of larger, more established companies. The securities of small companies are often traded in the over-the counter market, and might not be traded in volumes typical of securities traded on a national securities exchange. Thus, the securities of small companies are likely to be subject to more abrupt or erratic market movements than securities of larger, more established companies.

OVER-THE-COUNTER-MARKET

The Portfolios may invest in over-the-counter stocks. Generally, the volume of trading in an unlisted or over-the-counter common stock is less than the volume of trading in a listed stock. Low trading volumes may make it difficult to find a buyer or seller for the securities of some companies. This will have an effect on the purchase or selling price of a stock.

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES

The Portfolios may invest in mortgage-backed and asset-backed securities. The Bond Portfolio is more likely to invest in such securities than the other Portfolios. Mortgage-backed and asset-backed securities are generally securities evidencing ownership or interest in pools of many individual mortgages or other loans. Part of the cash flow of these securities is from the early payoff of some of the underlying loans. The specific amount and timing of such prepayments is difficult to predict, creating prepayment risk. For example, prepayments on Government National Mortgage Association certificates (GNMAs) are more likely to increase during periods of declining long-term interest rates because borrowers tend to refinance when interest rates drop. In the event of very high prepayments, the Portfolios may be required to invest these proceeds at a lower interest rate, causing them to earn less than if the prepayments had not occurred. Prepayments are more likely to decrease during periods of rising interest rates, causing the expected average life of the underlying mortgages to become longer. This variability of prepayments will tend to limit price gains when interest rates drop and to exaggerate price declines when interest rates rise.

ZERO COUPON BONDS

The Portfolios may invest in zero coupon bonds and strips. Zero coupon bonds do not make regular interest payments. Instead, they are sold at a discount from face value. A single lump sum, which represents both principal and interest, is paid at maturity. Strips are debt securities whose interest coupons are taken out and traded separately after the securities are issued but otherwise are comparable to zero coupon bonds. The market value of zero coupon bonds and strips generally is more sensitive to interest rate fluctuations than interest-paying securities of comparable term and quality. INVESTMENTS IN OTHER INVESTMENT COMPANIES Up to 10% of each Portfolio's total assets may be invested in the shares of other investment companies, but only up to 5% of its assets may be invested in any one other investment company. In addition, no Portfolio may purchase more than 3% of the outstanding shares of any one investment company.

SPECIAL SITUATIONS


The Portfolios may invest in "special situations" from time to time. A special situation arises when, in the opinion of the Adviser, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating a special situation might include, among others, a merger proposal or buyout, a leveraged recapitalization, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investment in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention. It is not the policy of any of the Portfolios to select investments based primarily on the possibility of one or more of these investment techniques and opportunities being presented.


STATE INSURANCE REGULATION

The Portfolios are intended to be a funding vehicle for variable annuity contracts and variable life policies to be offered by insurance companies and will seek to be offered in as many jurisdictions as possible. Certain states have regulations or guidelines concerning concentration of investments and other investment techniques. If such regulations and guidelines are applied to the Portfolios, a Portfolio may be limited in its ability to engage in certain techniques and to manage its portfolio with the flexibility provided herein. It is the intention of each Portfolio that it operate in material compliance with current insurance laws and regulations, as applied, in each jurisdiction in which the Portfolio is offered.

INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES AND RESTRICTIONS

Certain investment restrictions and policies have been adopted as fundamental policies for the Portfolios. It is fundamental that each Portfolio operate as a "diversified company" within the meaning of the Investment Company Act of 1940, except the Aggressive Growth Portfolio, which will operate as a "non-diversified company." The investment objective of each Portfolio is also a fundamental policy. See "Portfolios at a Glance" and "Portfolios in Detail" in the Prospectus.

A fundamental policy is one that cannot be changed without the affirmative vote of the holders of a majority (as defined in the 1940 Act) of the outstanding votes attributable to the shares of each Portfolio. For purposes of the 1940 Act, "majority" of share means the lesser of: (a) 67% or more of the votes attributable to shares of such Portfolio present at a meeting, if the holders of more than 50% of such votes are present or represented by proxy; or (b) more than 50% of the votes attributable to shares of such Portfolio.

The fundamental policies and restrictions of the Growth and Money Market Portfolios are:

         1. BORROWING. Each Portfolio may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests and cash payments of dividends and distributions, provided such borrowings do not exceed 5% of the value of the Portfolio's total assets.

         2. LENDING. Each Portfolio may not lend its assets or money to other persons, except through: (a) the acquisition of all or a portion of an issue of bonds, debentures or other evidence of indebtedness of a type customarily purchased for investment by institutional investors, whether publicly or privately distributed. (Each Portfolio does not presently intend to invest more than 10% of the value of the Portfolio in privately distributed loans. It is possible that the acquisition of an entire issue may cause the Portfolio to be deemed an "underwriter" for purposes of the Securities Act of 1933); (b) lending securities, provided that any such loan is collateralized with cash equal to or in excess of the market value of such securities. (The Portfolio does not presently intend to engage in the lending of securities); and (c) entering into repurchase agreements.

         3. 5% PORTFOLIO RULE. With respect to 75% of total assets, the Growth Portfolio may not purchase securities of any issuer if, as a result of the purchase, more than 5% of such Portfolio's total assets would be invested in the securities of the issuer. This limitation does not apply to securities issued or guaranteed by the United States government, its agencies or instrumentalities ("Government Securities"). All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction. The Money Market Portfolio may invest more than 5%, but no more than 25%, of total assets in the securities of one issuer for a period not to exceed three business days.

         4. 10% ISSUER RULE. With respect to 75% of total assets, the Growth Portfolio may not purchase more than 10% of the voting securities of any one issuer. This limitation is not applicable to a Portfolio's investment in Government Securities. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction. The Money Market Portfolio will not invest in voting securities.

         5. 25% INDUSTRY RULE. Each Portfolio may not invest more than 25% of the value of its total assets in securities issued by companies engaged in any one industry, including non-domestic banks or any foreign government. This limitation does not apply to investments in United States Government Securities. For the Money Market Portfolio, investments in the following are not subject to the 25% limitation: repurchase agreements and securities loans collateralized by United States Government Securities, certificates of deposit, bankers' acceptances, and obligations (other than commercial paper) issued or guaranteed by United States banks and United States branches of foreign banks.

         6. UNDERWRITING. No Portfolio may underwrite any issue of securities, except to the extent that the sale of securities in accordance with the Portfolio's investment objective, policies and limitations may be deemed to be an underwriting, and except that the Portfolio may acquire securities under circumstances in which, if the securities were sold, the Portfolio might be deemed to be an underwriter for purposes of the Securities Act of 1933, as amended.

         7. REAL ESTATE. The Growth Portfolio reserves the right to invest up to 10% of the value of its assets in real properties, including property acquired in satisfaction of obligations previously held or received in part payment on the sale of other real property owned. The purchase and sale of real estate or interests in real estate is not intended to be a principal activity of the Portfolio. The Portfolio currently does not intend to invest more than 5% of its net assets in real estate.

         8. COMMODITIES. The Portfolios may not purchase or sell commodities or commodities contracts.

         9.  SENIOR SECURITIES.  The Portfolios may not issue senior securities.

The fundamental policies and restrictions of the Aggressive Growth; Balanced; Bond; High Yield Bond; Index; Small Company and Value Portfolios are:

         1. BORROWING. Each Portfolio may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests and cash payments of dividends and distributions that might otherwise require the untimely disposition of securities, in an amount not to exceed 33.33% of the value of the Portfolio's total assets (including the amount borrowed) valued at market less liabilities (not including the amount borrowed) at the time the borrowing is made. Whenever outstanding borrowings, not including reverse repurchase agreements, represent 5% or more of a Portfolio's total assets, the Portfolio will not make any additional investments.

         2. LENDING. No Portfolio may lend its assets or money to other persons, except through (a) purchasing debt obligations, (b) lending securities in an amount not to exceed 33.33% of the Portfolio's assets taken at market value, (c) entering into repurchase agreements (d) trading in financial futures contracts, index futures contracts, securities indexes and options on financial futures contracts, options on index futures contracts, options on securities and options on securities indexes and (e) entering into variable rate demand notes.

         3. 5% PORTFOLIO RULE. Except for the Aggressive Growth Portfolio, no Portfolio may purchase securities (other than government securities) of any issuer if, as a result of the purchase, more than 5% of the Portfolio's total assets would be invested in the securities of the issuer, except that up to 25% of the value of the total assets of each Portfolio, may be invested without regard to this limitation. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction. With respect to the Aggressive Growth Portfolio, no more than 25% of the Portfolio's total assets may be invested in the securities of a single issuer (other than cash items and government securities); and with respect to 50% of the Portfolio's total assets, no more than 5% may be invested in the securities of a single issuer (other than cash items and government securities).

         4. 10% ISSUER RULE. No Portfolio may purchase more than 10% of the voting securities of any one issuer, or more than 10% of the outstanding securities of any class of issuer, except that (a) this limitation is not applicable to a Portfolio's investments in government securities and (b) up to 25% of the value of the assets of a Portfolio may be invested without regard to these 10% limitations. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction. These limitations are subject to any further limitation under the 1940 Act.

         5. 25% INDUSTRY RULE. No Portfolio may invest more than 25% of the value of its total assets in securities issued by companies engaged in any one industry, including non-domestic banks or any foreign government. This limitation does not apply to securities issued or guaranteed by the United States government, its agencies or instrumentalities.

         6. UNDERWRITING. No Portfolio may underwrite any issue of securities, except to the extent that the sale of securities in accordance with the Portfolio's investment objective, policies and limitations may be deemed to be an underwriting, and except that the Portfolio may acquire securities under circumstances in which, if the securities were sold, the Portfolio might be deemed to be an underwriter for purposes of the Securities Act of 1933, as amended.

         7. REAL ESTATE. No Portfolio may purchase or sell real estate or real estate limited partnership interests, or invest in oil, gas or mineral leases, or mineral exploration or development programs, except that a Portfolio may (a) invest in securities secured by real estate, mortgages or interests in real estate or mortgages, (b) purchase securities issued by companies that invest or deal in real estate, mortgages or interests in real estate or mortgages, (c) engage in the purchase and sale of real estate as necessary to provide it with an office for the transaction of business or (d) acquire real estate or interests in real estate securing an issuer's obligations, in the event of a default by that issuer.

         8. SHORT SALES. No Portfolio may make short sales of securities or maintain a short position, unless at all times when a short position is open, the Portfolio owns an equal amount of the securities or securities convertible into or exchangeable for, without payment of any further consideration, securities of the same issue as, and equal in amount to, the securities sold short.

         9. MARGIN PURCHASES. No Portfolio may purchase securities on margin, except that a Portfolio may obtain any short-term credits necessary for the clearance of purchases and sales of securities. For purposes of this restriction, the deposit or payment of initial or variation margin in connection with futures contracts, financial futures contracts or related options, and options on securities, and options on securities indexes will not be deemed to be a purchase of securities on margin by a Portfolio.

         10. COMMODITIES. No Portfolio may invest in commodities, except that each Portfolio may invest in futures contracts (including financial futures contracts or securities index futures contracts) and related options and other similar contracts as described in this Statement of Additional Information and in the Prospectus.

      11.  SENIOR SECURITIES.  The Portfolios may not issue senior securities.

All other investment policies and restrictions of the Portfolios are considered not to be fundamental and accordingly may be changed by the Board of Directors without shareholder approval.

NON-FUNDAMENTAL RESTRICTIONS

Non-fundamental restrictions represent the current intentions of the Board of Directors, and they differ from fundamental investment restrictions in that they may be changed or amended by the Board of Directors without prior notice to or approval of shareholders.

The Growth and Money Market Portfolios' non-fundamental restrictions are:


         1. SECURITIES OF OTHER INVESTMENT COMPANIES. The Portfolios do not currently intend to make investments in the securities of other investment companies. Each Portfolio does reserve the right to purchase such securities, provided the purchase of such securities does not cause: (1) more than 10% of the value of the total assets of the Portfolio to be invested in securities of registered investment companies; or (2) the Portfolio to own more than 3% of the total outstanding voting stock of any one investment company; or (3) the Portfolio to own securities of any one investment company that have a total value greater than 5% of the value of the total assets of the Portfolio; or (4) the Portfolio, together with other investment companies advised by the Adviser, to own more than 10% of the outstanding voting stock of a closed-end investment company.


         2. INVEST FOR CONTROL. No Portfolio may invest in companies for the purpose of exercising management or control in that company.

         3. SHORT SALES. The Growth Portfolio may not make short sales of securities or maintain a short position, unless at all times when the short position is open, the Portfolio owns an equal amount of such securities or securities currently exchangeable, without payment of any further consideration, for securities of the same issue as, and at least equal in amount to, the securities sold short (generally called a "short sale against the box") and unless not more than 10% of the value of the Portfolio's net assets is deposited or pledged as collateral for such sales at any one time. The Money Market Portfolio may not make short sales of securities or maintain a short position.

         4. RESTRICTED AND ILLIQUID SECURITIES. Purchases or acquisitions may be made of securities which are illiquid due to the absence of a readily available market, or due to legal or contractual restrictions on resale, including real estate and certain repurchase agreements or time deposits maturing in more than seven days, as long as any such purchase or acquisition will not immediately result in the value of all such securities exceeding 15% of the value of the Growth Portfolio's total assets (10% for the Money Market Portfolio).

         5. MARGIN PURCHASES. Each Portfolio may not purchase securities on margin, except that a Portfolio may obtain any short-term credits necessary for the clearance of purchases and sales of securities. For purposes of this restriction, the deposit or payment of initial or variation margin in connection with options on securities will not be deemed to be a purchase of securities on margin by a Portfolio.

         6.  PUT AND CALL OPTIONS.  No Portfolio may write put and call options.

The non-fundamental restrictions for the Aggressive Growth; Balanced; Bond; High Yield Bond; Index; Small Company and Value Portfolios are:

         1.   SECURITIES OF OTHER INVESTMENT COMPANIES

         No Portfolio may purchase securities of other investment companies, other than a security acquired in connection with a merger, consolidation, acquisition, reorganization or offer of exchange and except as permitted under the 1940 Act, if as a result of the purchase:
         (a) more than 10% of the value of the Portfolio's total assets would be invested in the securities of investment companies; (b) more than 5% of the value of the Portfolio's total assets would be invested in the securities of any one investment company; or (c) the Portfolio would own more than 3% of the total outstanding voting securities of any investment company.

         2.   INVEST FOR CONTROL

         No Portfolio may invest in companies for the purposes of exercising control or management.

         3.   RESTRICTED AND ILLIQUID SECURITIES

         No Portfolio will invest more than 15% of its net assets in illiquid investments, which includes most repurchase agreements maturing in more than seven days, currency and interest rate swaps, time deposits with a notice or demand period of more than seven days, certain over-the-counter option contracts, participation interests in loans, securities that are not readily marketable, and restricted securities, unless the Manager determines, based upon a continuing review of the trading markets and available reliable price information for the specific security, that such restricted securities are eligible to be deemed liquid under Rule 144A. For purposes of this restriction, illiquid securities are securities that cannot be disposed of by a Portfolio within seven days in the ordinary course of business at approximately the amount at which the Portfolio has valued the securities. In no event will any Portfolio's investment in illiquid securities, in the aggregate, exceed 15% of its assets. If through a change in values, net assets, or other circumstances, any Portfolio were in a position where more than 15% of its assets were invested in illiquid securities, it would take appropriate steps to protect liquidity.


         The Board has adopted guidelines and delegated to the Adviser the daily function of determining and monitoring the liquidity of restricted securities. The Board, however, will retain sufficient oversight and be ultimately responsible for the determinations. When no market, dealer, or matrix quotations are available for a security, illiquid investments are priced at fair value as determined in good faith by a committee appointed by the Board. Since it is not possible to predict with assurance exactly how the market for restricted securities sold and offered under Rule 144A will develop, the Board will carefully monitor each Portfolio's investments in these securities, focusing on such important factors, among others, as valuation, liquidity, and availability of information. To the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities, this investment practice could have the effect of decreasing the level of liquidity in a Portfolio.


         The purchase price and subsequent valuation of restricted securities normally reflect a discount from the price at which such securities would trade if they were not restricted, since the restriction makes them less liquid. The amount of the discount from the prevailing market prices is expected to vary depending upon the type of security, the character of the issuer, the party who will bear the expenses of registering the restricted securities, and prevailing supply and demand conditions.

INTERPRETIVE RULES

The above restrictions apply at the time of purchase and will not be considered as having been exceeded due solely to market value fluctuations.

MANAGEMENT OF THE FUND


Pursuant to an Investment Advisory Agreement and subject to the authority of the Fund's board of directors (the "Board of Directors"), Transamerica Investment Management, LLC (the "Adviser" ) serves as the Fund's Adviser and conducts the business and affairs of the Fund provide the day-to-day portfolio management for the Portfolios and Transamerica Investment Services, Inc. (the "Sub-Adviser") provides investment research and information and other services at the request of the Adviser.


The Fund, Adviser and Sub-Adviser have adopted codes of ethics designed to prevent officers, directors and other personnel ("Access persons") from engaging in prohibited conduct. The codes are intended to ensure that Access Persons place the interests of the Fund and other managed accounts first, conduct all personal trading as to avoid any actual or potential conflict of interest and not to use any material non-public information in securities trading.

DIRECTORS AND OFFICERS

The Directors and officers of the Fund are listed below together with their respective positions with the Fund and a brief statement of their principal occupations during the past five years.

                               Positions and Offices

Name, Age and Address**        with the Fund                     Principal Occupation During the Past Five Years
-----------------------        -------------                     -----------------------------------------------


Dr. James H. Garrity ( 62)     Board of Directors             President of the John Tracy Clinic and the Tracy
                                                              Family Hearing Center.

Jon C. Strauss ( 61)           Board of Directors             President of Harvey Mudd College; Previously Vice President and
                                                              Chief Financial Officer of Howard Hughes Medical Institute  and
                                                              President of Worcester Polytechnic Institute .

Gary U. Rolle' (59)*           President, Chairman, Board              of Directors     President of the Adviser and
                                                              Sub-Adviser; Director, Transamerica Investors, Inc.

Peter J. Sodini ( 60)          Board of Directors             Associate, Freeman Spogli & Co. (a private investor); President,
                                                              Chief Executive Officer and Director, The Pantry, Inc. (a
                                                              supermarket).

William T. Miller ( 37)        Treasurer                      Chief     Operating      Officer     of     the     Adviser     and
                               Sub-
                                                  Assistant      Secretary      Adviser;       Chief      Financial      Officer,
                               Kayne Anderson

                                                              Investment
Management 1994 to 1999.


Regina M. Fink ( 45)           Secretary                      Counsel for Transamerica Occidental Life Insurance Company and
                                                              prior to 1994 Counsel and Vice President for Colonial Management
                                                              Associates, Inc.


Thomas M. Adams (65)           Assistant Secretary            Partner in the law firm of Lanning, Adams & Peterson.

* These members of the Board are interested persons as defined by Section 2(a)(19) of the 1940 Act. ** Except as otherwise noted, the mailing address of each Board member and officer is 1150 South Olive, Los Angeles,

         California 90015.

The principal occupations listed above apply for the last five years. In some instances, the occupation listed above is the current position; prior positions with the same company or affiliate are not indicated.


Members of the Board hold the same position with Transamerica Occidental's Separate Account Fund B and the officers are similar. The members of the Board of Directors are also members of the Board of Directors of Transamerica Income Shares, Inc., a closed-end management company advised by the Adviser.


COMPENSATION


The following table shows the compensation paid by the Fund and the Fund Complex during the fiscal year ending December 31, 2000, to all Directors of the Fund.


                                                                                        Total
                                                                                     Compensation

                                                          Total Pension or         From Registrant

                                    Aggregate           Retirement Benefits        and Fund Complex
                                  Compensation           Accrued As Part of      Paid to Directors3/
                                                                                 -------------------

       Name of Person             From Fund 1/              Expenses 2/
       --------------             ------------              -----------

     Donald E. Cantlay                                          -0-

                                     $1,500                                             $8,750

   Dr. James. H. Garrity                                         0

                                     $1,500                                             $8,750


       Gary U. Rolle                   -0-                      -0-                       -0-
      Peter J. Sodini                $1,500                     -0-

                                                                                        $8,750


       Jon C. Strauss                $1,500                      0

                                                                                        $8,750


1/ Each director of the Fund is compensated $250 for each meeting they attend. (The Board of the Fund plans to hold four regularly scheduled board meetings each year; other meetings may be scheduled.) 2/ None of the members of the Board of Directors currently receives any pension or retirement benefits due to services rendered to the Fund and thus will not receive any benefits upon retirement from the Fund.


3/ During fiscal year 2000, each Board member was also a member of the Board of Transamerica Occidental's Separate Account Fund B and of Transamerica Income Shares, Inc., a closed-end management company advised by Transamerica Investment Management, LLC. These registered investment companies comprise the " Fund Complex."

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS


As of April 3, 2001, the outstanding shares of the Portfolios were owned, of record only, as follows:


         Growth Portfolio:

         Transamerica Occidental Life Insurance Company, on behalf of Separate Account C, 28.15%; Transamerica Life Insurance and Annuity Company, on behalf of Separate Account VA-6, 32.76%; Transamerica Occidental Life Insurance Company, on behalf of Separate Account VA-2L, 18.82%; and Transamerica Life Insurance Company of New York, on behalf of Separate account VA-2LNY, 5.31%.


         Money Market Portfolio:

         Transamerica Occidental Life Insurance Company, on behalf of Separate Account VUL-1, 9.03%; Transamerica Life Insurance and Annuity Company, on behalf of Separate Account VA-6, 56.03%; Transamerica Life Insurance and Annuity Company, on behalf of Separate Account VA-7, 19.39%; Transamerica Life Insurance and Annuity Company, on behalf of Separate Account VA-8, 6.68% and Transamerica Life Insurance and Annuity Company owns 7.18%.

The address of each of these shareholders is 1150 South Olive Street, Los Angeles, CA 90015.

A shareholder who beneficially owns more than the 25% of the voting securities of a Portfolio may be presumed to "control" the Portfolio. The Fund understands that insurance company owning shares of the Portfolios will vote their shares in accordance with instructions received from variable insurance contract owners. If an insurance company determines, however, that it is permitted to vote any such shares of the Portfolios in its own right, it may elect to do so, subject to the then current interpretation of the 1940 Act and the rules thereunder.


INVESTMENT ADVISERS AND OTHER SERVICE PROVIDERS


Transamerica Investment Management, LLC ( the "Adviser"), to the Fund and its Portfolios. It develops and implements an investment program for each Portfolio of the Fund. Transamerica Investment Services, Inc. ( the "Sub-Adviser"), provides investment research and other services at the request of the Adviser.

  The Adviser is controlled by the Sub-Adviser which is owned by Transamerica Corporation, a financial services company, which is owned by AEGON N.V, a leading international insurance group. Prior to January 1, 2000, Transamerica Occidental Life Insurance Company was the adviser. Transamerica Occidental Life Insurance Company, also owned (indirectly) by Transamerica Corporation and, in turn by AEGON N.V.


ADVISERThe Adviser has entered into an Investment Advisory Agreement with the Fund under which the Adviser assumes overall responsibility, subject to the supervision of the Board of Directors, for administering all operations of the Fund and for developing and implementing an investment program for each Portfolio of the Fund. The Adviser manages the investments of each Portfolio, and directs the purchase and sale of portfolio investments. Investment decisions regarding the composition of each Portfolio and the nature and timing of changes in each Portfolio are subject to the control of the Board of Directors of the Fund. The Adviser provides or arranges for the provision of the overall business management and administrative services necessary for the Fund's operations and furnishes or procures any other services and information necessary for the proper conduct of the Fund's business. The Adviser also acts as liaison among, and supervisor of, the various service providers to the Fund. The Adviser is also responsible for overseeing the Fund's compliance with the requirements of applicable law and in conformity with the Portfolios' investment objective(s), policies and restrictions. The Adviser pays the salaries and fees, if any, of some of the officers of the Fund, all of the directors of the fund who are "interested person" (as defined in the 1940 Act) and of personnel of the Adviser performing services relating to research, statistical and investment activities and the fees and expenses of the Sub-Adviser.

For its services to the Fund, the Adviser receives the following annual advisory fees which are percentages of the average daily net assets of the Portfolios.
The fees are deducted daily from the assets of each Portfolio and paid to the Investment Adviser periodically.

--------------------------------------------------- -------------------- ------------------ -----------------
TVIF PORTFOLIO                                      FIRST $1 BILLION     NEXT $1 BILLION    OVER $2 BILLION
--------------------------------------------------- -------------------- ------------------ -----------------
--------------------------------------------------- -------------------- ------------------ -----------------
Aggressive Growth Portfolio                                0.85%               0.82%             0.80%
--------------------------------------------------- -------------------- ------------------ -----------------
--------------------------------------------------- -------------------- ------------------ -----------------
Growth Portfolio                                           0.75%               0.75%             0.75%
--------------------------------------------------- -------------------- ------------------ -----------------
--------------------------------------------------- -------------------- ------------------ -----------------
Index Portfolio                                            0.30%               0.30%             0.30%
--------------------------------------------------- -------------------- ------------------ -----------------

--------------------------------------------------- -------------------- ------------------ -----------------

Small Company Portfolio                                    0.85%               0.85%             0.85%

--------------------------------------------------- -------------------- ------------------ -----------------
--------------------------------------------------- -------------------- ------------------ -----------------
Value Portfolio                                            0.75%               0.72%             0.70%
--------------------------------------------------- -------------------- ------------------ -----------------
--------------------------------------------------- -------------------- ------------------ -----------------
Balanced Portfolio                                         0.75%               0.72%             0.70%
--------------------------------------------------- -------------------- ------------------ -----------------
--------------------------------------------------- -------------------- ------------------ -----------------
Bond Portfolio                                             0.60%               0.57%             0.55%
--------------------------------------------------- -------------------- ------------------ -----------------
--------------------------------------------------- -------------------- ------------------ -----------------
High Yield Bond Portfolio                                  0.55%               0.52%             0.50%
--------------------------------------------------- -------------------- ------------------ -----------------
--------------------------------------------------- -------------------- ------------------ -----------------
Money Market Portfolio                                     0.35%               0.35%             0.35%
--------------------------------------------------- -------------------- ------------------ -----------------


The Growth Portfolio of the Fund began operations on November 1, 1996, as the successor to Separate Account Fund C of Transamerica Occidental Life Insurance Company. Transamerica Occidental Life Insurance Company (`Transamerica Occidental") was the investment adviser, and Transamerica Investment Services, Inc., was Sub-Adviser, to the Separate Account Fund C and to the Growth Portfolio after the reorganization of Separate Account Fund C. The advisory fee paid by Separate Account Fund C prior to the November 1, 1996, reorganization was 0.30% of its average daily net assets. The advisory fee payable to the Adviser by the Growth Portfolio after the November 1, 1996, reorganization is 0.75% of the Portfolio's average daily net assets. The total dollar amount paid to Transamerica Occidental by the Growth Portfolio in 1998 was $519,142. Amounts paid to Transamerica Occidental in 1998 reflected waiver of advisory fees by Transamerica Occidental; 0.64% of the Growth Portfolio's average daily net assets were paid to Transamerica Occidental as advisory fees in 1998. The total dollar amount paid to Transamerica Occidental in 1999 by the Growth Portfolio was $981,081. Amounts paid to Transamerica Occidental in 1999 reflected waiver of advisory fees by Transamerica Occidental; 0.70% of the Growth Portfolio's average daily net assets were paid to Transamerica Occidental as advisory fees in 1999. The total dollar amount paid to Transamerica Investment Management, LLC as adviser by the Portfolio in 2000 was $2,018,348 amount paid to Transamerica Investment Management, LLC in 2000 reflected waiver of advisory fees by TIM; 0.74% of the Growth Portfolio's average daily net assets were paid to TIM as advisory fees in 2000.

The Money Market Portfolio commenced operations January 2, 1998. The total dollar amount paid to Transamerica Occidental by the Portfolio in 1998 was $11,662. Amounts paid to Transamerica Occidental in 1998 reflected waiver of advisory fees by Transamerica Occidental; 0% of the Money Market Portfolio's average daily net assets were paid to Transamerica Occidental as advisory fees in 1998. The total dollar amount paid to Transamerica Occidental by the Portfolio in 1999 $0. Amounts paid to Transamerica Occidental in 1999 reflected waiver of advisory fees by Transamerica Occidental; 0% of the Money Market Portfolio's average daily net assets were paid to Transamerica Occidental as advisory fees in 1999. The total dollar amount paid to Transamerica Investment Management by the Portfolio in 2000 was $0. Amount paid to Transamerica Investment Management in 2000 reflected waiver of advisory fees by TIM; 0% of the Money Market Portfolio's average daily net assets were paid to Transamerica Investment Management, LLC as advisory fees in 2000.

The Small Company Portfolio plans to commence operations May 1, 2001. As of the date of this Statement of Additional Information, the Aggressive Growth, Balanced, Bond, High Yield Bond, Index, and Value Portfolios had not yet commenced operations.


Each Portfolio pays all the costs of its operations that are not assumed by the Adviser, including custodian fees, legal and auditing fees, fund administration, registration fees and expenses, and fees and expenses of directors unaffiliated with the Adviser. Portfolio expenses that are not Portfolio-specific will be allocated among the Portfolios based on the net assets of each Portfolio.

The Investment Advisory Agreement does not place limits on the operating expenses of the Portfolios. However, the Investment Adviser has voluntarily undertaken to waive its advisory fee or reimburse the Portfolio's expenses (but not including brokerage or other portfolio transaction expenses or expenses of litigation, indemnification, taxes or other extraordinary expenses) to the extent that such expenses, as accrued for each Portfolio separately, exceed 0.85% of the Growth Portfolio's and 0.60% of the Money Market Portfolio's estimated average daily net assets on an annualized basis.

The Investment Advisory Agreement provides that the Investment Adviser may render similar services to others so long as the services that it provides to the Portfolio are not impaired thereby. The Investment Advisory Agreement also provides that the Investment Adviser shall not be liable for any error of judgment or for anything except for: willful misfeasance, bad faith or gross negligence in the performance of its duties or reckless disregard of its duties or obligations under the Investment Advisory Agreement; and to the extent that federal securities laws impose liabilities under certain circumstances on persons who act in good faith, and therefore nothing herein shall in any way constitute a waiver or limitation of any rights which the Fund may have under any federal securities law.

The Investment Advisory Agreement was approved by the Board of Directors, including a majority of the Directors who are not parties to the investment advisory agreement or "interested persons" (as such term is defined in the 1940
Act) of any party thereto (the "non-interested Directors"). The Investment Advisory Agreement will remain in effect from year to year provided such continuance is specifically approved as to each Portfolio at least annually by:
(a) the Board of Directors or the vote of a majority of the votes attributable to shares of such Portfolio; and (b) the vote of a majority of the non-interested Directors, cast in person at a meeting called for the purpose of voting on such approval. The Investment Advisory Agreement will terminate automatically if assigned (as defined in the 1940 Act). The Investment Advisory Agreement is also terminable as to any Portfolio at any time by the Board of Directors or by vote of a majority of the votes attributable to outstanding voting securities of the applicable Portfolio (a) without penalty and (b) on 60 days' written notice to the Investment Adviser.

SUB-ADVISER

Pursuant to the Investment Advisory Agreement, Transamerica Investment Services, Inc., a wholly-owned subsidiary of Transamerica Corporation, serves as Sub-Adviser at the sole discretion of the Adviser. Transamerica Investment Services, Inc., has been in existence since 1967 and has provided investment services to investment companies since 1968 and the Transamerica Life Companies since 1981. The Sub-Adviser provides investment research reports and information and other services at the request of the Adviser. The Sub-Adviser may also pay the salaries and fees, if any, of some of the officers of the Fund, , and personnel of Sub-Adviser performing services relating to research statistical and investment activities.

Pursuant to the Investment Advisory Agreement the Adviser has agreed to pay all expenses and fees incurred by the Sub-Adviser.

CUSTODIAN

Pursuant to a Custodian Agreement with the Fund, State Street Bank and Trust Company 225 Franklin Street, Boston, Massachusetts 02110 ("State Street") holds the cash and portfolio securities of the Portfolios as custodian.

State Street is responsible for holding all securities and cash of the Portfolios, receiving and paying for securities purchased, delivering against payment securities sold, and receiving and collecting income from investments, making all payments covering expenses of the Fund, all as directed by persons authorized by the Fund. State Street does not exercise any supervisory function in such matters as the purchase and sale of portfolio securities, payment of dividends, or payment of expenses of the Portfolios or the Fund. Portfolio securities purchased domestically are maintained in the custody of State Street and may be entered into the Federal Reserve, Depository Trust Company, or Participants Trust Company book entry systems.

ADMINISTRATOR

Pursuant to an Administration Agreement with the Fund, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, acts as Administrator and performs certain administrative services including:

o Overseeing the determination and publication of the Portfolios' net asset value in accordance with the Portfolios' policies as adopted from time to time by the Board;

o Preparing the Portfolios' federal, state and local income tax returns for review by the Fund's independent accountants and filing by the Fund's treasurer; and

o Preparing for review and approval by officers of the Fund financial information for the Fund's semi-annual and annual reports.


The total compensation paid State Street by the Fund pursuant to the Administration Agreement for the last three fiscal years is as follows; $188,866 in 2000; $125,209 in 1999; and $77,001 in 1998. INDEPENDENT AUDITORS Ernst & Young LLP, 725 South Figueroa Street, Los Angeles, California 90017, acts as the Fund's independent auditors.


PORTFOLIO TRANSACTIONS, PORTFOLIO TURNOVER AND BROKERAGE


The Adviser is responsible for decisions to buy and sell securities for each Portfolio, the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any. Purchases and sales of securities on a securities exchange are effected through brokers who charge a negotiated commission for their services. Orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, affiliates of the Investment Adviser.

In placing orders for portfolio securities of a Portfolio, the Adviser is required to give primary consideration to obtaining the most favorable price and efficient execution. This means that the Adviser will seek to execute each transaction at a price and commission, if any, which provide the most favorable total cost or proceeds reasonably attainable in the circumstances. While the Adviser generally seeks reasonably competitive spreads or commissions, each Portfolio will not necessarily be paying the lowest spread or commission available. Within the framework of this policy, the Adviser will consider research and investment services provided by brokers or dealers who effect or are parties to portfolio transactions of the Portfolio, the Adviser and its affiliates, or other clients of the Adviser or its affiliates. Such research and investment services include statistical and economic data and research reports on particular companies and industries. Such services are used by the Adviser in connection with all of its investment activities, and some of such services obtained in connection with the execution of transactions for each Portfolio may be used in managing other investment accounts. Conversely, brokers furnishing such services may be selected for the execution of transactions of such other accounts, whose aggregate assets are far larger than those of each Portfolio, and the services furnished by such brokers may be used by the Adviser in providing investment advisory services for each Portfolio. The aggregate dollar amount of brokerage commissions paid by the Growth Portfolio during fiscal years 1997, 1998, 1999, and 2000 was $16,312, $90,274, $138,736, and $168,693,
respectively. Brokerage commissions having been increasing as the Portfolio's assets increase. The total paid by the Money Market Portfolio during fiscal years 1998, 1999 and 2000 was $0, $0 and $0, respectively, because the Adviser reimbursed expenses. The other Portfolios did not commence operations in 2000.


On occasions when the Adviser deems the purchase or sale of a security to be in the best interest of a Portfolio as well as its other advisory clients (including any other fund or other investment company or advisory account for which the Adviser or an affiliate acts as investment adviser), the Adviser, to the extent permitted by applicable laws and regulations, may aggregate the securities to be sold or purchased for a Portfolio with those to be sold or purchased for such other customers in order to obtain the best net price and most favorable execution. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Adviser in the manner it considers to be most equitable as to each customer and consistent with its fiduciary obligations to such Portfolio and such other customers. In some instances, this procedure may adversely affect the price and size of the position obtainable for a Portfolio.

Commission rates are established pursuant to negotiations with the broker based on the quality and quantity of execution services provided by the broker in the light of generally prevailing rates. The allocation of orders among brokers and the commission rates paid are reviewed periodically by the Board of Directors.


For calendar year 2000, the portfolio turnover rate for the Growth Portfolio was 37.76%. The turnover rate for the Money Market Portfolio is zero for regulatory purposes. A 100% annual turnover rate would occur if all of a Portfolio's securities were replaced one time during a one year period. None of the other Portfolios began investing in 2000.

DETERMINATION OF NET ASSET VALUE

Under the 1940 Act, the Board of Directors is responsible for determining in good faith the fair value of securities of each Portfolio. In accordance with procedures adopted by the Board of Directors, the net asset value per share is calculated by determining the net worth of each Portfolio (assets, including securities at market value or amortized cost value, minus liabilities) divided by the number of that Portfolio's outstanding shares. All securities are valued as of the close of regular trading on the New York Stock Exchange.

In the event that the New York Stock Exchange, the Federal Reserve, or the national securities exchange on which stock options are traded adopt different trading hours on either a permanent or temporary basis, the Board of Directors will reconsider the time at which net asset value is computed. In addition, the Portfolios may compute their net asset value as of any time permitted pursuant to any exemption, order or statement of the SEC or its staff.

Assets of the Portfolios, other than the Money Market Portfolio, are valued as follows:

a) equity securities and other similar investments ("Equities") listed on any U.
S. stock market or the National Association of Securities Dealers Automated Quotation System ("NASDAQ") are valued at the last sale price on that exchange or NASDAQ on the valuation day; if no sale occurs, Equities traded on a U. S. exchange or NASDAQ are valued at the mean between the closing bid and closing asked prices;

b) over-the-counter securities not quoted on NASDAQ are valued at the last sale price on the valuation day or, if no sale occurs, at the mean between the last bid and asked prices;

c) debt securities with a remaining maturity of 61 days or more are valued on the basis of dealer-supplied quotations or by a pricing service selected by the Adviser and approved by the Board of Directors;

d) options and futures contracts are valued at the last sale price on the market where any such option contracts is principally traded;

e) over-the-counter options are valued based upon prices provided by market makers in such securities or dealers in such currencies;

f) all other securities and other assets, including those for which a pricing service supplies no quotations or quotations are not deemed by the Adviser to be representative of market values, but excluding debt securities with remaining maturities of 60 days or less, are valued at fair value as determined in good faith pursuant to procedures established by the Board of Directors; and

g) debt securities with a remaining maturity of 60 days or less will be valued at their amortized cost which approximates market value.

Equities traded on more than one U. S. national securities exchange are valued at the last sale price on each business day at the close of the exchange representing the principal market for such securities. The value of all assets and liabilities expressed in foreign currencies will be converted into U.S. dollar values at the noon (Eastern Time) Reuters spot rate. If such quotations are not available, the price will be determined in good faith by or under procedures established by the Board of Directors.

All of the assets of the Money Market Portfolio are valued on the basis of amortized cost in an effort to maintain a constant net asset value per share of $1.00. The Board of Directors has determined the use of the amortized cost method to be in the best interests of the Money Market Portfolio and its shareholders. Under the amortized cost method of valuation, securities are valued at cost on the date of their acquisition, and thereafter a constant accretion of any discount or amortization of any premium to maturity is assumed, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which the value as determined by amortized cost is higher or lower than the price the Portfolio would receive if it were to sell the security. During such periods, the quoted yield to investors may differ somewhat from that obtained by a similar fund which uses available market quotations to value all of its securities.

The Board has established procedures reasonably designed, taking into account current market conditions and the Money Market Portfolio's investment objective, to stabilize the net asset value per share for purposes of sales and redemptions at $1.00. These procedures include review by the Board, at such intervals as it deems appropriate, to determine the extent, if any, to which the net asset value per share calculated by using available market quotations deviates from $1.00 per share. In the event such deviation should exceed one half of one percent, the Board will promptly consider initiating corrective action. If the Board believes that the extent of any deviation from a $1.00 amortized cost price per share may result in material dilution or other unfair results to new or existing shareholders, it will take such steps as it considers appropriate to eliminate or reduce these consequences to the extent reasonably practicable. Such steps may include: (1) selling securities prior to maturity; (2) shortening the average maturity of the Portfolio; (3) withholding or reducing dividends; or (4) utilizing a net asset value per share determination from available market quotations. Even if these steps were taken, the Money Market Portfolio's net asset value might still decline.

PERFORMANCE INFORMATION

The investment results of each Portfolio will fluctuate over time and any presentation of investment results for any prior period should not be considered a representation of what an investment may earn or what a Portfolio's performance may be in any future period. In addition to information provided in shareholder reports, the Fund may, in its discretion, from time to time make a list of a Portfolio's holdings available to investors upon request.

Since each Portfolio is not available directly to the public, its performance data is not advertised unless accompanied by comparable data for the applicable variable annuity or variable life insurance policy. The Portfolios' performance data do not reflect separate account or contract level charges.

AVERAGE ANNUAL TOTAL RETURN PERFORMANCE

The Fund may from time to time quote or otherwise use average annual total return information for the Portfolios in advertisements, shareholder reports or sales literature.

Average annual total return quotations are computed by finding the average annual compounded rates of return over one, five and ten year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

      P(1+T)n = ERV

         Where:

         P        =        a hypothetical initial investment of $1,000

         T        =        average annual total return

         n        =        number of years

         ERV = ending redeemable value of a hypothetical $1,000 investment made at the beginning of the one, five or ten-year period at the end of the one, five, or ten-year period (or fractional portion thereof).


AVERAGE ANNUAL TOTAL RETURNS (AS OF 12/31/ 00)


                                        1         5          10        SINCE        INCEPTION
                                      YEAR      YEARS      YEARS     INCEPTION          DATE

----------------------------------------------------------------------------------------------------

Growth Portfolio                    -9.69%     27.26%     26.96%      --                2/26/69
Money Market Portfolio               5.91%      --         --         5.16%             1/2/98


From time to time, the Portfolio may disclose cumulative total returns in conjunction with the standard format described above. The cumulative total returns will be calculated using the following formula:

      CTR   =   (ERV/P) - 1

      Where:

      CTR = The cumulative total return net of Portfolio recurring charges for the period.

      ERV = The ending redeemable value of the hypothetical investment at the end of the period.

      P     =     A hypothetical single payment of $1,000.

Although 30-day yields are not used in advertising, they are available upon request. Quotations will be based on all investment income per share earned during a particular 30-day period, less expenses accrued during the period (net investment income), and will be computed by dividing net investment income by the value of a share on the last day of the period, according to the following formula:

         Yield = 2[({[a-b]/cd} + 1)6 - 1]

         Where:

         a  =     dividends and interest earned during the period

         b  =     the expenses accrued for the period (net of reimbursements)

         c  =the average daily number of shares outstanding during the period

         d  =the maximum offering price per share on the last day of the period

Any performance data quoted for the Portfolios will represent historical performance and the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Performance data for the Portfolios does not reflect charges deducted under the variable annuity contracts. If contract charges are taken into account, such performance data would reflect lower returns.

GROWTH PORTFOLIO PERFORMANCE

The Growth Portfolio is the successor to Transamerica Occidental's Separate Account Fund C. Separate Account Fund C had been a separate account of the Investment Adviser registered under the 1940 Act on Form N-3 as an open-end, diversified, management investment company. The reorganization of Separate Account Fund C from a management investment company into a unit investment trust called Separate Account C, was approved at a meeting of the Contract owners held on October 30, 1996. The assets of Separate Account Fund C as of close of business October 31, 1996, were transferred intact to the Growth Portfolio of the Fund in exchange for shares in the Growth Portfolio which will be held by Separate Account C. Because the Growth Portfolio is the successor to Separate Account Fund C, the historical performance data of Separate Account Fund C is the Growth Portfolio's performance history for periods prior to the reorganization.

Prior to the reorganization on November 1, 1996, Separate Account Fund C paid a mortality and expense risk fee of 1.10% and an investment advisory fee of 0.30% per year, and it did not bear any operating expenses. After the reorganization, the Growth Portfolio does not pay any mortality and expense risk fees, and its total investment advisory fee and operating expenses during 1997 were 0.98% (before fee waivers and expense reimbursements) and 0.85% after fee waivers and expense reimbursements. In accordance with opinions expressed by the SEC staff, investment performance for the Growth Portfolio for periods prior to the reorganization reflect total mutual fund fees and expenses of 0.98% per year.

In computing its standardized total returns for periods prior to the reorganization, the Fund assumes that the charges currently imposed by the Growth Portfolio were in effect through each of the periods for which the standardized returns are presented. The Growth Portfolio's performance data do not reflect any sales or insurance charges, or any other separate account or contract level charges, that were imposed under the annuity contracts issued through Separate Account Fund C. Likewise, the performance data for the Growth Portfolio since the reorganization do not reflect any charges applicable to any insurance product. Currently, the Growth Portfolio is only available through the purchase of variable annuity and variable life insurance contracts which have charges and expenses specific to them.

MONEY MARKET PORTFOLIO PERFORMANCE

Current yield for the Money Market Portfolio will be computed by determining the net change, exclusive of capital changes at the beginning of a seven-day period in the value of a hypothetical investment, subtracting any deductions from shareholder accounts, and dividing the difference by the value of a hypothetical investment at the beginning of the base period to obtain the base period return. This base period return is then multiplied by (365/7) with the resulting yield figure carried to at least the nearest hundredth of one percent.

Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

                                                                        365/7

      Effective yield = [(1 + (Base Period Return)     ] - 1


7-day Current Yield as of 12/31/ 00 =  6.04%
7-day Effective Yield as of 12/31/ 00=  6.22%


ADVISER PERFORMANCE ON SIMILAR FUNDS

The Portfolios' Adviser also manages SEC-registered mutual funds ("mutual funds") and non-registered segregated investment accounts ("separate accounts") of insurance companies.

A Portfolio may disclose in advertisements, supplemental sales literature, and reports performance data of existing mutual funds or separate accounts managed by the Portfolio's Adviser that have investment objectives, policies, and strategies substantially similar to those of such Portfolio (a "Similar Adviser Fund").

Although the Similar Adviser Funds have substantially similar investment objectives, policies, and strategies as the designated Portfolio, and are managed by the same Adviser as the designated Portfolio, you should not assume that the designated Portfolio will have the same future performance as the Similar Adviser Funds. Any Portfolio's future performance may be greater or less than the historical performance and/or future performance of the corresponding Similar -Adviser Fund due to, among other things, certain inherent differences between a Portfolio and the Similar Adviser Funds. Additionally, the separate accounts are not registered with the SEC and not subject to the Investment Company Act of 1940, nor are they subject to Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Therefore, the separate accounts were not subject to the investment limitations, diversification requirements, and other restrictions that apply to the Portfolios. If the separate accounts had been subject to the Investment Company Act or Subchapter M of the Code, their performance may have been adversely affected at times. Additionally, the fees and expenses of the Portfolios may be higher or lower than the fees and expenses of Similar Adviser Funds. Higher fees and expenses have a negative impact on performance. Also, the Portfolios are currently only available through the purchase of variable annuity and variable life insurance contracts. The performance of the Similar Sub-Adviser Funds does not reflect any expenses or charges applicable to these variable insurance contracts.

On June 30, 1998, the assets of the High Yield separate account were transferred to the Premier High Yield Bond mutual fund in exchange for fund shares. Therefore, the performance of the Premier High Yield Bond mutual fund, prior to June 30, 1998, is the performance of the High Yield Bond separate account recalculated to reflect the higher fees and expenses of the Premier High Yield Bond Fund. The separate account commenced operations September 1, 1990.

The performance of each Similar Adviser Fund is its own and should not be considered a substitute for a Portfolio's own performance; nor should Similar Adviser Fund performance be considered indicative of any past or future performance of the Portfolios.

PUBLISHED PERFORMANCE

From time to time the Fund may publish, or provide telephonically, an indication of the Portfolios' past performance as measured by independent sources such as (but not limited to) Lipper Analytical Services, Weisenberger Investment Companies Service, Donoghue's Money Fund Report, Barron's, Business Week, Changing Times, Financial World, Forbes, Fortune, Money, Personal Investor, Sylvia Porter's Personal Finance and The Wall Street Journal. The Fund may also advertise information which has been provided to the NASD for publication in regional and local newspapers.

In addition, the Fund may from time to time advertise the Portfolios' performance relative to certain indices and benchmark investments, including:

|X| the Lipper Analytical Services, Inc. Mutual Fund Performance Analysis, Fixed-Income Analysis and Mutual Fund Indices (which measure total return and average current yield for the mutual fund industry and rank mutual fund performance); |X| the CDA Mutual Fund Report published by CDA Investment Technologies, Inc. (which analyzes price, risk and various measures of return for the mutual fund industry);

|X| the Consumer Price Index published by the U. S. Bureau of Labor Statistics (which measures changes in the price of goods and services);

|X| Stocks, Bonds, Bills and Inflation published by Ibbotson Associates (which provides historical performance figures for stocks, government securities and inflation);

|X|      the Hambrecht & Quist Growth Stock Index;
|X|      the NASDAQ OTC Composite Prime Return;
|X|      the Russell Midcap Index;
|X|      the Russell 2000 Index - Total Return;
|X|      the ValueLine Composite-Price Return;
|X|      the Wilshire  5000 Index;

|X|  the Salomon  Brothers' World Bond Index (which measures the total return in
     U. S. dollar terms of government bonds, Eurobonds and foreign bonds of ten countries, with all such bonds having a minimum maturity of five years);

|X| the Shearson Lehman Brothers Aggregate Bond Index or its component indices (the Aggregate Bond Index measures the performance of Treasury, U. S. Government agencies, mortgage and Yankee bonds);

|X| the S&P Bond indices (which measure yield and price of corporate, municipal and U. S. Government bonds);

|X|      the J.P. Morgan Global Government Bond Index;

|X| Donoghue's Money Market Fund Report (which provides industry averages of 7-day annualized and compounded yields of taxable, tax-free and U. S. Government money market funds);

|X| other taxable investments including certificates of deposit, money market deposit accounts, checking accounts, savings accounts, money market mutual funds and repurchase agreements;

|X| historical investment data supplied by the research departments of Goldman Sachs, Lehman Brothers, First Boston Corporation, Morgan Stanley (including
     EAFE), Salomon Brothers, Merrill Lynch, Donaldson Lufkin and Jenrette or other providers of such data;

|X|      the FT-Actuaries Europe and Pacific Index;
|X| mutual fund performance indices published by Variable Annuity Research & Data Service; |X| S&P 500 Index; and |X| mutual fund performance indices published by Morningstar, Inc.

The composition of the investments in such indices and the characteristics of such benchmark investments are not identical to, and in some cases are very different from, those of each Portfolio's investments. These indices and averages are generally unmanaged and the items included in the calculations of such indices and averages may be different from those of the equations used by the Fund to calculate the Portfolios' performance figures.

The Portfolios may also from time to time include in such advertising a total return figure that is not calculated according to the formula set forth above in order to compare more accurately the performance of a Portfolio with other measures of investment return. For example, unmanaged indexes may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

The Fund may from time to time summarize the substance of discussions contained in shareholder reports in advertisements and publish the Adviser's views as to markets, the rationale for the Portfolios' investments and discussions of the Portfolios' current asset allocation.

From time to time, advertisements or information may include a discussion of certain attributes or benefits to be derived by an investment in a particular Portfolio. Such advertisements or information may include symbols, headlines or other material which highlight or summarize the information discussed in more detail in the communication.

Such performance data is based on historical results and is not intended to indicate future performance. The total return of a Portfolio varies based on market conditions, portfolio expenses, portfolio investments and other factors. The value of a Portfolio's shares fluctuates and an investor's shares may be worth more or less than their original cost upon redemption.

FEDERAL TAX MATTERS

Each Portfolio intends to qualify and to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to qualify for that treatment, each Portfolio must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income, consisting of net investment income, net short-term capital gain and net gains from certain foreign currency transactions.

SOURCES OF GROSS INCOME

To qualify for treatment as a regulated investment company, each Portfolio must also, among other things, derive its income from certain sources. Specifically, in each taxable year, each Portfolio must generally derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in securities, or these currencies. For purposes of this test, gross income generally is determined without regard to losses from the sale or other disposition of stock or securities or other Portfolio assets.

DIVERSIFICATION OF ASSETS

To qualify for treatment as a regulated investment company, each Portfolio must also satisfy certain tax requirements with respect to the diversification of its assets. Each Portfolio must have, at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of its total assets represented by cash, cash items, United States Government securities, securities of other regulated investment companies, and other securities which, in respect of any one issuer, do not exceed 5% of the value of the Portfolio's total assets and that do not represent more than 10% of the outstanding voting securities of the issuer. In addition, not more than 25% of the value of each Portfolio's total assets may be invested in securities (other than United States Government securities or the securities of other regulated investment companies) of any one issuer, or of two or more issuers which the Portfolio controls and which are engaged in the same or similar trades or businesses or related trades or businesses. For purposes of each Portfolio's requirements to maintain diversification for tax purposes, the issuer of a loan participation will be the underlying borrower. In cases where a Portfolio does not have recourse directly against the borrower, both the borrower and each agent bank and co-lender interposed between the Portfolio and the borrower will be deemed issuers of the loan participation for tax diversification purposes. The Portfolio's investments in U. S. Government Securities are not subject to these limitations. The foregoing diversification requirements are in addition to those imposed by the Investment Company Act of 1940 (the "1940 Act").

Because the Fund is established as an investment medium for variable annuity contracts, Section 817(h) of the Code imposes additional diversification requirements on the Portfolio. These requirements which are in addition to the diversification requirements mentioned above, place certain limitations on the proportion of each Portfolio's assets that may be represented by any single investment. In general, no more than 55% of the value of the assets of each Portfolio may be represented by any one investment; no more than 70% by any two investments; no more than 80% by any three investments; and no more than 90% by any four investments. For these purposes, all securities of the same issuer are treated as a single investment and each United States government agency or instrumentality is treated as a separate issuer.

ADDITIONAL TAX CONSIDERATIONS

The Portfolios will not be subject to the 4% Federal excise tax imposed on amounts not distributed to shareholders on a timely basis because each Portfolio intends to make sufficient distributions to avoid such excise tax. If a Portfolio failed to qualify as a regulated investment company, owners of variable annuity contracts or variable life policies ("Contracts") based on such
Portfolio: (1) might be taxed currently on the investment earnings under their Contracts and thereby lose the benefit of tax deferral; and (2) the Portfolio might incur additional taxes. In addition, if a Portfolio failed to qualify as a regulated investment company, or if a Portfolio failed to comply with the diversification requirements of Section 817(h) of the Code, owners of Contracts based on that Portfolio would be taxed on the investment earnings under their Contracts and thereby lose the benefit of tax deferral. Accordingly, compliance with the above rules is carefully monitored by the Sub-Adviser and it is intended that each Portfolio will comply with these rules as they exist or as they may be modified from time to time. Compliance with the tax requirements described above may result in a reduction in the return of each Portfolio, since, to comply with the above rules, the investments utilized (and the time at which such investments are entered into and closed out) may be different from that the Sub-Adviser might otherwise believe to be desirable.

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations currently in effect. It is not intended to be a complete explanation or a substitute for consultation with individual tax advisers. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury Regulations promulgated thereunder. The Code and Regulations are subject to change.

SHARES OF STOCK

By investing in a Portfolio, an investor becomes entitled to a pro-rata share of all dividends and distributions arising from the net income and realized and unrealized capital gains on the investments of that Portfolio. Likewise, an investor shares pro-rata in any losses (realized and unrealized) of that Portfolio.

Each issued and outstanding share of each Portfolio is entitled to participate equally in dividends and distributions declared for that Portfolio's stock and, upon liquidation or dissolution, in that Portfolio's net assets remaining after satisfaction of outstanding liabilities. The shares of each Portfolio, when issued, are fully paid and non-assessable and have no preemptive or conversion rights. There is only one class of shares in each Portfolio of the Fund.

 As the designated successor to Separate Account Fund C, the Growth Portfolio of the Fund received the assets of Separate Account Fund C, November 1, 1996. In exchange, the Fund provided Separate Account Fund C with shares in the Growth Portfolio.

Under normal circumstances, subject to the reservation of rights explained below, the Fund will redeem shares of each Portfolio in cash within 7 days. However, the right of a shareholder to redeem shares and the date of payment by the Fund may be suspended for more than seven days for any period during which the New York Stock Exchange is closed, other than the customary weekends or holidays, or when trading on such Exchange is restricted as determined by the SEC; or during any emergency, as determined by the SEC, as a result of which it is not reasonably practicable for a Portfolio to dispose of securities owned by it or fairly to determine the value of its net assets; or for such other period as the SEC may by order permit for the protection of shareholders.

Under Maryland law, the Fund is not required to hold annual shareholder meetings and does not intend to do so.

LEGAL PROCEEDINGS

There is no pending material legal proceeding affecting the Fund. The Investment Adviser is involved in various kinds of routine litigation which, in management's judgment, are not of material importance to the Investment Adviser's assets.

OTHER INFORMATION

The Prospectus and this Statement do not contain all the information included in the registration statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectus. Certain portions of the registration statement have been omitted from the Prospectus and this Statement pursuant to the rules and regulations of the SEC. The registration statement including the exhibits filed therewith may be examined at the office of the SEC in Washington, D.C.

Statements contained in the Prospectus or in this Statement as to the contents of any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the registration statement of which the Prospectus and this Statement form parts, each such statement being qualified in all respects by such reference.

DISCLOSURE REGARDING S&P TRADEMARK


The [or TVIF Index Portfolio] is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill companies, Inc., ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of the Portfolio or any member of the public regarding the advisability of investing in securities generally or in the Portfolio particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Licensee Adviser. TIS is the licensing of certain trademarks and trade names of the S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Licensee or the Portfolio. S&P has no obligation to take the needs of the Licensee or the owner of the Portfolio into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Fund/Portfolio or the timing of the issuance or sale of the Portfolio or in the determination or calculation of the equation by which the Portfolio is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Portfolio.


S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

FINANCIAL STATEMENTS


The audited Annual Report for the Growth Portfolio and the Money Market Portfolio for the fiscal year ended December 31, 2000 is a separate report supplied with this SAI and is incorporated herein by reference. No annual report is provided for the other Portfolios because, as of December 31, 2000, the other Portfolios had not yet commenced operations.

APPENDIX A

DESCRIPTION OF CORPORATE BOND RATINGS

Moody's Investors Service, Inc. and Standard and Poor's Corporation are two prominent independent rating agencies that rate the quality of bonds. Following are expanded explanations of the ratings shown in the Prospectus.

MOODY'S INVESTORS SERVICE, INC.

Aaa: Bonds with this rating are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or exceptionally stable margin and principal is secure.

Aa: Bonds with this rating are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude.

A: Bonds with this rating possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds with this rating are considered as medium grade obligations, i.e.; they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds with this rating are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds with this rating generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds with this rating are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds with this rating represent obligations which are speculative to a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds with this rating are the lowest rated class of bonds. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Generally, investment-grade debt securities are those rated Baa3 or better by Moody's.

STANDARD & POOR'S CORPORATION

AAA: This rating is the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is very strong.

AA: This rating indicates a very strong capacity to pay interest and repay principal and differs from the higher rated issues only by a small degree.

A: This rating indicates a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: This rating indicates an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC: These ratings indicate, on balance, a predominantly speculative capacity of the issuer to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C: This rating is reserved for income bonds on which no interest is being paid.

D: This rating indicates debt in default, and payment of interest and/or repayment of principal are in arrears.

The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories, for example A or B+.

Generally, investment-grade debt securities are those rated BBB or better by Standard & Poor's.

APPENDIX B

DESCRIPTION OF FIXED-INCOME INSTRUMENTS

U.S. GOVERNMENT OBLIGATIONS

Securities issued or guaranteed as to principal and interest by the United States government include a variety of Treasury securities, which differ in their interest rates, maturities and times of issuance. Treasury Bills have a maturity of one year or less; Treasury Notes have maturities of one to ten years; and Treasury Bonds can be issued with any maturity period but generally have a maturity of greater than ten years. Agencies of the United States government which issue or guarantee obligations include, among others, the Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, Government National Mortgage Association, Maritime Administration, Small Business Administration and The Tennessee Valley Authority. Obligations of instrumentalities of the United States government include securities issued or guaranteed by, among others, banks of the Farm Credit System, the Federal National Mortgage Association, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Student Loan Marketing Association, Federal Intermediate Credit Banks, Federal Land Banks, Banks for Cooperatives, and the U.S. Postal Service. Some of these securities are supported by the full faith and credit of the U.S. Treasury; others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality.

CERTIFICATES OF DEPOSIT

Certificates of deposit are generally short-term, interest-bearing negotiable certificates issued by banks, savings and loan associations or savings banks against funds deposited in the issuing institution.

TIME DEPOSITS

Time deposits are deposits in a bank or other financial institution for a specified period of time at a fixed interest rate for which a negotiable certificate is not received. Certain time deposits may be considered illiquid.

BANKERS' ACCEPTANCE

A bankers' acceptance is a draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods). The borrower is liable for payment as well as the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in secondary markets prior to maturity.

COMMERCIAL PAPER

Commercial paper refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding 270 days.

VARIABLE RATE, FLOATING RATE, OR VARIABLE AMOUNT SECURITIES

Variable rate, floating rate, or variable amount securities are short-term unsecured promissory notes issued by corporations to finance short-term credit needs. These are interest-bearing notes on which the interest rate generally fluctuates on a scheduled basis.

CORPORATE DEBT SECURITIES

Corporate debt securities are debt issued by a corporation that pays interest and principal to the holders at specified times.

ASSET-BACKED SECURITIES

Asset-backed securities are securities which represent an undivided fractional interest in a trust whose assets generally consist of mortgages, motor vehicle retail installment sales contracts, or other consumer-based loans.

PARTICIPATION INTERESTS IN LOANS

A participation interest in a loan entitles the purchaser to receive a portion of principal and interest payments due on a commercial loan extended by a bank to a specified company. The purchaser of such an interest has no recourse against the bank if payments of principal and interest are not made by the borrower and generally relies on the bank to administer and enforce the loan's terms.

INTERNATIONAL ORGANIZATION OBLIGATIONS

International organization obligations include obligations of those organizations designated or supported by U.S. or foreign government agencies to promote economic reconstruction and development, international banking, and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank, and the InterAmerican Development Bank.

CUSTODY RECEIPTS

A Portfolio may acquire custody receipts in connection with securities issued or guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities. Such custody receipts evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued by the U.S. government, its agencies, authorities or instrumentalities. These custody receipts are known by various names, including "Treasury Receipts," "Treasury Investors Growth Receipts" ("TIGRs"), and "Certificates of Accrual on Treasury Securities" ("CATS"). For certain securities law purposes, custody receipts are not considered U.S. government securities.

PASS-THROUGH SECURITIES

The Portfolios may invest in mortgage pass-through securities such as Government National Mortgage Association ("GNMA") certificates or Federal National Mortgage Association ("FNMA") and other mortgage-backed obligations, or modified pass-through securities such as collateralized mortgage obligations issued by various financial institutions. In connection with these investments, early repayment of investment principal arising from prepayments of principal on the underlying mortgage loans due to the sale of the underlying property, the refinancing of the loan, or foreclosure may expose the Portfolio to a lower rate of return upon reinvestment of the principal. Prepayment rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the mortgage-related security. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the mortgage-related security. Accordingly, it is not possible to accurately predict the average life of a particular pool of pass-through securities. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates. Therefore, the actual maturity and realized yield on pass-through or modified pass-through mortgage-related securities will vary based upon the prepayment experience of the underlying pool of mortgages. For purposes of calculating the average life of the assets of the relevant Portfolio, the maturity of each of these securities will be the average life of such securities based on the most recent or estimated annual prepayment rate.

PART C

Other Information

Item 22. Financial Statements
         (a)               Financial Statements

                                    All required financial statements are
                           included in Parts A or B of this Registration Statement.

Item 23  Exhibits


                           (1)      Articles of Incorporation of Transamerica Variable Insurance Fund, Inc. 1/ 13
                                                                                                            -


                           (2)              Bylaws of Transamerica Variable Insurance Fund, Inc. 1/
                                                                                                 -

                           (3)              Not Applicable.

                           (4)              Not Applicable.

                           (5)      (a)     Form of Investment Advisory Agreement between Transamerica Variable
                                    Insurance Fund, Inc. and Transamerica Occidental Life Insurance Company. 2/12
                                                                                                             -

                                    (b)     Form of Investment Sub-Advisory Agreement between Transamerica
                                            Occidental Life Insurance Company and Transamerica Investment
                               Services, Inc. 3/12


                           (6)      (a)     Form of Participation Agreement between Transamerica Variable
                                    Insurance Fund, Inc.
                                            and Transamerica Life Insurance and Annuity Company. 4/ 5/ 8/  13/
                                    (b)     Form of Participation Agreement between Transamerica Variable
                                    Insurance Fund and
                                            Transamerica Occidental Life Insurance Company 4/5 13


                           (7)              Not Applicable.

                           (8)      Form of Custodial Contract between Transamerica Variable Insurance Fund, Inc.
                                    and State Street Bank and Trust Company. 5/
                                                                             -

                           (9)      Form of Adminstrative Services Agreement between Transamerica Variable
                                    Insurance Fund, Inc. and State Street Bank and Trust Company6/
                                                                                                -

                  (10)              Opinion and Consent of Counsel. 4/

                  (11)              (a)     Consent of Sutherland, Asbill & Brennan, L.L.P.


                                    (b)     Consent of Ernst & Young LLP. 10/ 11/ 12/ 13/


                  (12)              No financial statements are omitted from Item 23.

                  (13)              Form of Agreement and Plan of Reorganization. 1/
                                                                                  -

                  (14)              Not Applicable.

                  (15)              Not Applicable.

                  (16)              Performance Data Calculations. 6/
                                                                   -

                  (17)              Not Applicable.

                  (18)              Not Applicable.

                  (19)              Powers of Attorney. 1/ 9/10/12/


                  (27)              Financial Data Schedule 6/ 7/ 9/10/ 11/ 12/ 13/


1/       Incorporated by reference to the like-numbered exhibit of the initial filing of this Registration
-
         Statement on Form N-1A, File No. 33-99016 (Nov. 3, 1995).
2/       Incorporated by reference to Exhibit D to Part A of the Registration Statement on Form N-14 of
-
         Transamerica Occidental's Separate Account Fund C, File No. 333-11599 (Sept. 9, 1996).
3/       Incorporated by reference to Exhibit E to Part A of the Registration Statement on Form N-14 of
-
         Transamerica Occidental's Separate Account Fund C, File No. 333-11599 (Sept. 9, 1996).
4/       Incorporated by reference to the like-numbered exhibit to Pre-Effective Amendment No. 1 to this
-
         Registration Statement on Form N-1A, File No. 33-99016 (Sept. 12, 1996).
5/       Incorporated by reference to the like-numbered exhibit to Post-Effective Amendment No. 1 to this
-
         Registration Statement on Form N-1A, File No. 33-99016 (November 4, 1996).
6/       Incorporated by reference to the like-numbered exhibit to Post-Effective Amendment No. 2 to this
         Registration Statement on Form N-1A, File No. 33-99016 (May 1, 1997).
7/       . Incorporated by reference to the like numbered exhibit to Post-Effective Amendment No. 3 to this
-
         Registration Statement on Form N-1A, File No. 33-99016 (June 11, 1997).
8/       Incorporated by reference to the like-numbered exhibit to Post-Effective Amendment No. 5 to this
         Registration Statement on Form N-1A, File No. 33-99016 (October 31, 1997).
9/       Incorporated by reference to the like-numbered exhibit to Post Effective Amendment No. 6 to this
         Registration Statement on Form N-1A, File no. 33-99016 (April 29, 1998)

10/       Incorporated by reference to the like-numbered exhibit to Post Effective Amendment No. 10 to this
         Registration Statement on Form N-1A, File no. 33-99016 (August 19, 1998)
11/      Incorporated by reference to the like-numbered exhibit to Post Effective Amendment No. 12 to this
         Registration Statement on Form N-1A, File no. 33-99016 (April 27, 1999).
12/      Incorporated by reference to the like-numbered exhibit to Post Effective Amendment No. 13 to this
         Registration Statement on Form N-1A, File no. 33-99016 (April 26, 2000).

13/      Filed herewith.


Item 24. Person Controlled by or Under Common Control With the Registrant.

         Shares of the Registrant, Transamerica Variable Insurance Fund, Inc., are owned by Transamerica Occidental Life Insurance Company ("Transamerica Occidental"), and Transamerica Life Insurance and Annuity Company ("Transamerica Life and Annuity") on behalf of their separate accounts which fund variable insurance contracts. Transamerica Life and Annuity is a wholly-owned subsidiary of Transamerica Occidental, which is a wholly-owned subsidiary of Transamerica Insurance Corporation, which, in turn is a wholly-owned subsidiary of Transamerica Corporation., a subsidiary of AEGON, N.V.

AEGON, N.V. owns Transamerica Corporation, which owns sub-adviser, Transamerica Investment Services, Inc. which controls the investment Adviser, Transamerica Investment Management, LLC.

The following charts indicate the persons controlled by or under common control with Transamerica Corporation and AEGON N.V.


                     TRANSAMERICA CORPORATION AND SUBSIDIARIES
                      WITH STATE OR COUNTRY OF INCORPORATION


   Transamerica Corporation - DE AEGON Funding Company II - DE ARC Reinsurance
      Corporation - HI Inter-America Corporation - CA Pyramid Insurance Company, Ltd. - HI
      Transamerica Business Technologies Corporation - DE
      Transamerica CBO I, Inc. - DE
      Transamerica Corporation (Oregon) - OR
      Transamerica Finance Corporation - DE
         TA Leasing Holding Co., Inc. - DE
            Trans Ocean Ltd.  - DE
               Trans Ocean Container Corp. - DE
                  SpaceWise Inc. - DE
                  Trans Ocean Leasing Deutschland GmbH - Ger.
                  Trans Ocean Leasing PTY Limited - Aust.
                  Trans Ocean Management S.A. - SWTZ
                  Trans Ocean Regional Corporate Holdings  - CA
                  Trans Ocean Tank Services Corporation  - DE
               Trans Ocean Container Finance Corp. - DE
            Transamerica Leasing Inc. - DE
               Transamerica Leasing Holdings Inc. - DE
                  Greybox Logistics Services Inc. - DE
                  Greybox L.L.C. - DE
                     Transamerica Trailer Leasing S.N.C. - Fra.
                  Greybox Services Limited  - U.K.
                  Intermodal Equipment, Inc. - DE
                     Transamerica Leasing N.V. - Belg.
                     Transamerica Leasing SRL - Itl.
                  Transamerica Alquiler de Trailers, S.L. - Spn.
                  Transamerica Distribution Services Inc. - DE
                  Transamerica Leasing Coordination Center - Belg.
                  Transamerica Leasing do Brasil Ltda. - Braz.
                  Transamerica Leasing GmbH - Ger.
                  Transamerica Leasing Limited - U.K.
                     ICS Terminals (UK) Limited - U.K.
                  Transamerica Leasing Pty. Ltd. - Aust.
                  Transamerica Leasing (Canada) Inc. - Can.
                  Transamerica Leasing (HK) Ltd. - H.K.
                  Transamerica Leasing (Proprietary) Limited - S.Afr. Transamerica Trailer Holdings I Inc. - DE
                  Transamerica Trailer Holdings II Inc. - DE
                  Transamerica Trailer Holdings III Inc. - DE
                  Transamerica Trailer Leasing AB - Swed.
                  Transamerica Trailer Leasing AG - SWTZ
                  Transamerica Trailer Leasing A/S - Denmk.
                  Transamerica Trailer Leasing GmbH - Ger.
                  Transamerica Trailer Leasing Sp. z.o.o -
                  Transamerica Trailer Leasing (Belgium) N.V. - Belg.
                  Transamerica Trailer Leasing (Netherlands) B.V.   - Neth.
                  Transamerica Transport Inc. - NJ
         Transamerica Commercial Finance Corporation, I - DE
            BWAC Credit Corporation - DE
            BWAC International Corporation - DE
            BWAC Twelve, Inc. - DE
               TIFCO Lending Corporation - IL
               Transamerica Insurance Finance Corporation - MD
                  Transamerica Insurance Finance Corporation, California - CA Transamerica Insurance Finance Corporation, Canada - ON
            TBCC Funding Trust I - DE
               TBCC Funding I, L.L.C. - DE
            TBCC Funding Trust II - DE
               TBCC Funding II, L.L.C. - DE
                  Private Label Funding LLC - DE
            Transamerica Business Credit Corporation - DE
               Bay Capital Corporation - DE
               Coast Funding Corporation - DE
               Direct Capital Equity Investments, Inc. - DE
               Gulf Capital Corporation - DE
               TA Air East, Corp. - DE
               TA Air III, Corp. - DE
               TA Air IV, Corp. - DE
               TA Air IX, Corp. - DE
               TA Air VIII, Corp. - DE
               TA Air VII, Corp. - DE
               TA Air VI, Corp. - DE
               TA Air V, Corp. - DE
               TA Air X, Corp. - DE
               TA Marine II, Inc. - DE
               TA Marine I, Inc. - DE
               TBC III, Inc. - DE
               TBC II, Inc. - DE
               TBC IV, Inc. - DE
               TBC I, Inc. - DE
               TBC Tax III, Inc. - DE
               TBC Tax II, Inc. - DE
               TBC Tax IV, Inc. - DE
               TBC Tax IX, Inc. - DE
               TBC Tax I, Inc. - DE
               TBC Tax VIII, Inc. - DE
               TBC Tax VII, Inc. - DE
               TBC Tax VI, Inc. - DE
               TBC Tax V, Inc. - DE
               TBC VI, Inc. - DE
               TBC V, Inc. - DE
               The Plain Company - DE
               Transamerica Mezzanine Financing, Inc. - DE
               Transamerica Small Business Capital, Inc. - DE
                  Emergent Business Capital Holdings, Inc. - DE
            Transamerica Distribution Finance Corporation - DE
               Transamerica Accounts Holding Corporation - DE
                  ARS Funding Corporation - DE
               Transamerica Inventory Finance Corporation - DE
                  BWAC Seventeen, Inc. - DE
                     Transamerica Commercial Finance Canada, Limited - ON Transamerica Commercial Finance Corporation, Canada - Can.
                        TCF Commercial Leasing Corporation, Canada - ON Transamerica Acquisition Corporation, Canada - Can.
                           Cantrex Group Inc. - PQ
                              2953-9087 Quebec Inc. - PQ
                              Corbeil Electrique Inc. - PQ
                              Prestex Marketing Inc. - PQ
                  BWAC Twenty-One, Inc. - DE
                     Transamerica Commercial Holdings Limited - U.K.
                        Transamerica Commercial Finance Limited - U.K.
                           TDF Credit Insurance Services Limited - U.K.
                           Whirlpool Financial Corporation Polska Spzoo -
                  Transamerica Commercial Finance Corporation - DE
                     Inventory Funding Trust - DE
                        Inventory Funding Company LLC - DE
                     TCF Asset Management Corporation - CO
                     Transamerica Distribution Finance - Overseas, Inc. - DE
                        TDF-Mauritius, Limited -
                     Transamerica Distribution Finance Corporation de Mexico S.
                                de R.L. de C.V. -
                        TDF de Mexico S. de R.L. de C.V. -
                        Transamerica Corporate Services de Mexico S. de R.L. de
                                 C.V. -
                     Transamerica Distribution Finance Factorje S.A. de C.V. - Transamerica Distribution Finance Insurance Services, Inc.
                                 - IL
                     Transamerica Joint Ventures, Inc. - DE
                  Transamerica Commercial Finance France, S.A. - Fra. Transamerica GmbH, Inc. - DE
                     Transamerica Financieringsmaatschappij B.V. - Neth. Transamerica GmbH - Frkft.
               Transamerica Retail Financial Services Corporation - DE
                  Transamerica Bank, National Association - DE
                  Transamerica Consumer Finance Holding Company - DE
                     Metropolitan Mortgage Company - FL
                        Easy Yes Mortgage, Inc. - FL
                        Easy Yes Mortgage, Inc. - GA
                        First Florida Appraisal Services, Inc. - FL
                           First Georgia Appraisal Services, Inc. - GA
                        Freedom Tax Services, Inc. - FL
                        J.J. & W. Advertising, Inc. - FL
                        J.J. & W. Realty Services, Inc. - FL
                        Liberty Mortgage Company of Fort Meyers, Inc. - FL Metropolis Mortgage Company - FL
                        Perfect Mortgage Company - FL
                     Transamerica Consumer Mortgage Receivables Corporation - DE Transamerica Mortgage Company - DE
               Transamerica Vendor Financial Services Corporation - DE
            Transamerica Equipment Financial Services Corporation - DE
               TA Air II, Corp. - DE TA Air I, Corp. - DE TA Air XIII, Corp. - DE TA Air XII, Corp. - DE TA Air XIV, Corp. - DE TA Air XIX, Corp. - DE TA Air XI, Corp. - DE TA Air XVIII, Corp. - DE TA Air XVII, Corp. - DE TA Air XVI, Corp. - DE TA Air XV, Corp. - DE TA Air XX, Corp. - DE TA Heli I, Inc. - DE TA Marine III, Corp. - DE TA Marine IV, Inc. - DE TA Marine VI, Inc. - DE TA Marine V, Inc.
               - DE
               TA Public Finance Air I, Corp. - DE
         Transamerica Flood Hazard Certification, Inc. - DE
         Transamerica Home Loan - CA
         Transamerica Intellitech, Inc. - DE
         Transamerica Lending Company - DE
         Transamerica Public Finance, LLC - DE
         Transamerica Real Estate Tax Service, Inc. - DE
         Transamerica Technology Finance Corporation - DE
         TREIC Enterprises, Inc. - DE
      Transamerica Financial Products, Inc. - CA
      Transamerica International Holdings, Inc. - DE
         AEGON Canada Inc. - Can.
            Transamerica Life Canada - Can.
         Transamerica Insurance Corporation - IA
            Arbor Life Insurance Company - AZ
            Plaza Insurance Sales, Inc. - CA
            Transamerica Advisors, Inc. - CA
            Transamerica Annuity Service Corporation - NM
            Transamerica Financial Resources, Inc. - DE
               Financial Resources Insurance Agency of Texas - TX
               TBK Insurance Agency of Ohio, Inc. - OH
               Transamerica Financial Resources Insurance Agency of Alabama
                                Inc. - AL
               Transamerica Financial Resources Insurance Agency of
                                Massachusetts Inc.  - MA
            Transamerica International Insurance Services, Inc. - DE
               Home Loans and Finance Ltd - U.K.
            Transamerica Occidental Life Insurance Company - IA
               NEF Investment Company - CA
               Transamerica China Investments Holdings Limited - H.K. Transamerica Life Insurance and Annuity Company - NC
                  Gemini Investments, Inc. - DE
                  Transamerica Assurance Company - MO
               Transamerica Life Insurance Company of New York - NY
               Transamerica South Park Resources, Inc. - DE
               Transamerica Variable Insurance Fund - MD
               USA Administration Services, Inc. - KS
            Transamerica Products, Inc. - CA
               Transamerica Products II, Inc. - CA
               Transamerica Products IV, Inc. - CA
               Transamerica Products I, Inc. - CA
            Transamerica Securities Sales Corporation - MD
            Transamerica Service Company - DE
      Transamerica International RE (Bermuda) Ltd. - Bmda.
      Transamerica Investment Services, Inc. - DE
         Transamerica Income Shares, Inc.  - MD
      Transamerica LP Holdings Corp. - DE
      Transamerica Pacific Insurance Company, Ltd. - HI
      Transamerica Realty Services, Inc. - DE
         Bankers Mortgage Company of California  - CA
         Pyramid Investment Corporation  - DE
         The Gilwell Company - CA
         Transamerica Affordable Housing, Inc.  - CA
         Transamerica Minerals Company - CA
         Transamerica Oakmont Corporation - CA
      Transamerica Senior Properties, Inc. - DE
         Transamerica Senior Living, Inc. - DE



                     *Designates INACTIVE COMPANIES
                 A Division of Transamerica Corporation
      Limited Partner; Transamerica Corporation is General Partner



                                        Jurisdiction of       Percent of Voting
Name                                    Incorporation         Securities Owned                     Business
AEGON USA, Inc.   Iowa                  100% AEGON U.S.       Holding company
                                        Holding Corporation

RCC North America, Inc.                 Delaware              100% AEGON USA, Inc.                 Real estate

Transamerica Holding Company            Delaware              100% AEGON USA, Inc.                 Holding Company

AEGON Funding Corp.                     Delaware              100% Transamerica                    Issue debt
         securities-net
                                        Holding Company       proceeds used to make
                                                              loans to affiliates

First AUSA Life Insurance               Maryland              100% Transamerica                    Insurance
         holding company
Company                                 Holding Company

AUSA Life Insurance                     New York              82.33% First AUSA Life               Insurance
Company, Inc.                                                 Insurance Company
                                        17.67% Veterans Life
                                        Insurance Company

Life Investors Insurance                Iowa                  100% First AUSA Life Ins. Co.        Insurance
Company of America

Life Investors Alliance, LLC            Delaware              100% LIICA                           Purchase, own,
                  and hold the
                                                              equity interest of other entities

Great American Insurance                Iowa                  100% LIICA                           Marketing
Agency, Inc.

Bankers United Life                     Iowa                  100% Life Investors Ins.             Insurance
Assurance Company                                             Company of America

PFL Life Insurance Company              Iowa                  100% First AUSA Life Ins. Co.        Insurance

AEGON Financial Services                Minnesota             100% PFL Life Insurance Co.          Marketing
Group, Inc.

AEGON Assignment Corporation            Kentucky              100% AEGON Financial                 Administrator
         of structured
of Kentucky                                                   Services Group, Inc.                 settlements

AEGON Assignment Corporation            Illinois              100% AEGON Financial                 Administrator
         of structured
                        Services Group, Inc. settlements

Southwest Equity Life Ins. Co.          Arizona               100% of Common Voting Stock          Insurance
                                        First AUSA Life Ins. Co.

Iowa Fidelity Life Insurance Co.        Arizona               100% of Common Voting Stock          Insurance
                                        First AUSA Life Ins. Co.

Western Reserve Life Assurance          Ohio                  100% First AUSA Life Ins. Co.        Insurance
Co. of Ohio

WRL Series Fund, Inc.                   Maryland              Various                              Mutual fund

WRL Investment Services, Inc.           Florida               100% Western Reserve Life            Provides
         administration for
                                        Assurance Co. of Ohio affiliated mutual fund

WRL Investment                          Florida               100% Western Reserve Life            Registered
         investment advisor
Management, Inc.                                              Assurance Co. of Ohio

ISI Insurance Agency, Inc.              California            100% Western Reserve Life            Insurance
         agency
And Subsidiaries                                              Assurance Co. of Ohio

ISI Insurance Agency                    Alabama               100% ISI Insurance Agency, Inc.      Insurance
         Agency
of Alabama, Inc.

ISI Insurance Agency                    Ohio                  100% ISI Insurance Agency, Inc.      Insurance
         agency
of Ohio, Inc.

ISI Insurance Agency                    Massachusetts         100% ISI Insurance Agency Inc.       Insurance
                  Agency
of Massachusetts, Inc.

ISI Insurance Agency                    Texas                 100% ISI Insurance Agency, Inc.      Insurance
         agency
of Texas, Inc.

ISI Insurance Agency                    Hawaii                100% ISI Insurance                   Insurance
         agency
of Hawaii, Inc.                                               Agency, Inc.

ISI Insurance Agency                    New Mexico            100% ISI Insurance                   Insurance
         agency
New Mexico, Inc.                                              Agency, Inc.

AEGON Equity Group, Inc.                Florida               100% Western Reserve Life            Insurance
         Agency
                                        Assurance Co. of Ohio

Monumental General Casualty Co.         Maryland              100% First AUSA Life Ins. Co.        Insurance

United Financial Services, Inc.         Maryland              100% First AUSA Life Ins. Co.        General agency

Bankers Financial Life Ins. Co.         Arizona               100% First AUSA Life Ins. Co.        Insurance

The Whitestone Corporation              Maryland              100% First AUSA Life Ins. Co.        Insurance
         agency

Cadet Holding Corp.                     Iowa                  100% First AUSA Life                 Holding company
                                        Insurance Company

Monumental General Life                 Puerto Rico           51% First AUSA Life                  Insurance
Insurance Company of                                          Insurance Company
Puerto Rico                                                   49% Baldrich & Associates
                                                              of Puerto Rico

AUSA Holding Company                    Maryland              100% Transamerica                    Holding company
                                        Holding Company


Monumental General Insurance            Maryland              100% AUSA Holding Co.                Holding company
Group, Inc.

Trip Mate Insurance Agency, Inc.        Kansas                100% Monumental General              Sale/admin. of
         travel
                         Insurance Group, Inc. insurance

Monumental General                      Maryland              100% Monumental General              Provides
         management srvcs.
Administrators, Inc.                                          Insurance Group, Inc.                to
         unaffiliated third party
                                                              administrator

National Association Management         Maryland              100% Monumental General              Provides
         actuarial consulting
And Consultant Services, Inc.                                 Administrators, Inc.                 services

Monumental General Mass                 Maryland              100% Monumental General              Marketing    arm
         for sale of
Marketing, Inc.                                               Insurance Group, Inc.                mass    marketed
         insurance
                                                              coverages

Transamerica Capital, Inc.              California            100% AUSA Holding Co.                Broker/Dealer

Endeavor Management Company             California            100% AUSA Holding Co.                Investment
         Management

Universal Benefits Corporation          Iowa                  100% AUSA Holding Co.                Third party
         administrator

Investors Warranty of                   Iowa                  100% AUSA Holding Co.                Provider of
         automobile
America, Inc.                                                                                      extended
         maintenance
                                                              contracts

Massachusetts Fidelity Trust Co.        Iowa                  100% AUSA Holding Co.                Trust company

Money Services, Inc.                    Delaware              100% AUSA Holding Co.                Provides
         financial counseling
                                                              for employees and agents of
                                                              affiliated companies

ADB Corporation, L.L.C.                 Delaware              100% Money Services, Inc.            Special
         purpose limited
                                                              Liability company

ORBA Insurance Services, Inc.           California            26.91% Money Services, Inc.          Insurance
         agency

Great Companies L.L.C.                  Iowa                  30% Money Services, Inc.             Markets        &
         sells mutual funds
                                                              & individually managed
                                                              accounts

Roundit, Inc.                           Maryland              50% AUSA Holding Co.                 Financial
         services

Zahorik Company, Inc.                   California            100% AUSA Holding Co.                Broker-Dealer

ZCI, Inc.                               Alabama               100% Zahorik Company, Inc.           Insurance
         agency

Zahorik Texas, Inc.                     Texas                 100% Zahorik Company, Inc.           Insurance
         agency

Long, Miller & Associates, L.L.C.       California            33-1/3% AUSA Holding Co.             Insurance
         agency

AEGON Asset Management                  Delaware              100% AUSA Holding Co.                Registered
         investment advisor
Services, Inc.

Intersecurities, Inc.                   Delaware              100% AUSA Holding Co.                Broker-Dealer

Associated Mariner Financial            Michigan              100% Intersecurities, Inc.           Holding
co./management
Group, Inc.                                                                                        services

Associated Mariner Ins. Agency          Massachusetts         100% Associated Mariner              Insurance
         agency
of Massachusetts, Inc.                                        Agency, Inc.

Associated Mariner Agency               Ohio                  100% Associated Mariner              Insurance
         agency
Ohio, Inc.                                                    Agency, Inc.

Associated Mariner Agency               Texas                 100% Associated Mariner              Insurance
         agency
Texas, Inc.                                                   Agency, Inc.

PIA 2000-A, L.P.                        Delaware              Intersecurities, Inc. is the         Private
         placement investment
                                        General Partner       limited partnership

Idex Investor Services, Inc.            Florida               100% AUSA Holding Co.                Shareholder
         services

Idex Management, Inc.                   Delaware              100% AUSA Holding Co.                Investment
         advisor

IDEX Mutual Funds                       Massachusetts         Various                              Mutual fund

Diversified Investment                  Delaware              100% AUSA Holding Co.                Registered
         investment advisor
Advisors, Inc.

Diversified Investors Securities        Delaware              100% Diversified Investment          Broker-Dealer
Corp.                                                         Advisors, Inc.

George Beram & Company, Inc.            Massachusetts         100% Diversified Investment          Employee
         benefit and
                                        Advisors, Inc.        actuarial consulting

AEGON USA Securities, Inc.              Iowa                  100% AUSA Holding Co.                Broker-Dealer
         (De-registered)

Creditor Resources, Inc.                Michigan              100% AUSA Holding Co.                Credit
         insurance

CRC Creditor Resources                  Canada                100% Creditor Resources, Inc.        Insurance
         agency
Canadian Dealer Network Inc.

Premier Solutions Group, Inc.           Maryland              100% Creditor Resources, Inc.        Insurance
         agency

AEGON USA Investment                    Iowa                  100% AUSA Holding Co.                Investment
         advisor
Management, Inc.

AEGON USA Realty                        Iowa                  100% AUSA Holding Co.                Provides    real
         estate
Advisors, Inc.                                                                                     administrative
         and real
                                                              estate investment services

AEGON USA Real Estate                   Delaware              100% AEGON  USA Realty               Real estate
and mortgage
Services, Inc.                                                Advisors, Inc.                       holding company


QSC Holding, Inc.                       Delaware              100% AEGON USA Realty                Real      estate
         and financial
                                        Advisors, Inc.        software production and sales

Landauer Associates, Inc.               Delaware              100% AEGON USA Realty                Real estate
         counseling
                                                              Advisors, Inc.

Landauer Realty Associates, Inc.        Texas                 100% Landauer Associates, Inc.       Real estate
counseling

Realty Information Systems, Inc.        Iowa                  100% AEGON USA Realty                Information
Systems for
                                                              Advisors, Inc.                       real      estate
investment
                                                                                                   management

USP Real Estate Investment Trust        Iowa                  12.89% First AUSA Life Ins. Co.      Real      estate
         investment trust
                                                              13.11% PFL Life Ins. Co.
                                                              4.86% Bankers United Life
                                                              Assurance Co.

RCC Properties Limited                  Iowa                  AEGON USA Realty Advisors,           Limited
         Partnership
Partnership                                                   Inc. is General Partner and 5% owner.

Commonwealth General                    Delaware              100% Transamerica                    Holding company
Corporation ("CGC")                                           Holding Company

AFSG  Securities Corporation            Pennsylvania          100% CGC                             Broker-Dealer

Benefit Plans, Inc.                     Delaware              100% CGC                             TPA for
Peoples Security Life
                                                                                                   Insurance
Company

AEGON Alliances, Inc.                   Virginia              100% Benefit Plans, Inc.             General agent

Capital 200 Block Corporation           Delaware              100% CGC                             Real estate
holdings

Commonwealth General.                   Kentucky              100% CGC                             Administrator
of structured
Assignment Corporation                                                                             settlements

AEGON Institutional                     Delaware              100% CGC                             Provider of
investment,
Markets, Inc.                                                                                      marketing and
admin. services
                                                                                                   to ins. cos.

Monumental Agency Group, Inc.           Kentucky              100%  CGC                            Provider of
srvcs. to ins. cos.

Ampac Insurance Agency, Inc.            Pennsylvania          100% CGC                             Provider of
management
(EIN 23-1720755)                                                                                   support
services

Compass Rose Development                Pennsylvania          100% Ampac Insurance
Special-purpose subsidiary
Corporation                                                   Agency, Inc.

Financial Planning Services, Inc.       Dist. Columbia        100% Ampac Insurance
Special-purpose subsidiary
                                                              Agency, Inc.

Frazer Association                      Illinois              100% Ampac Insurance                 TPA
license-holder
Consultants, Inc.                                             Agency, Inc.

National Home Life Corporation          Pennsylvania          100% Ampac Insurance
Special-purpose subsidiary
                                                              Agency, Inc.

Valley Forge Associates, Inc.           Pennsylvania          100% Ampac Insurance                 Furniture &
equipment lessor
                                                              Agency, Inc.

Veterans Benefits Plans, Inc.           Pennsylvania          100% Ampac Insurance                 Administrator
of group
                                                              Agency, Inc.                         insurance
programs

Veterans Insurance Services, Inc.       Delaware              100% Ampac Insurance
Special-purpose subsidiary
                                                              Agency, Inc.

Academy Insurance Group, Inc.           Delaware              100% CGC                             Holding company

Academy Life Insurance Co.              Missouri              100% Academy Insurance               Insurance
company
                                                              Group, Inc.

Pension Life Insurance                  New Jersey            100% Academy Life                    Insurance
company
Company of America                                            Insurance Company

FED Financial, Inc.                     Delaware              100% Academy Insurance
Special-purpose subsidiary
                                                              Group, Inc.

Ammest Development Corp. Inc.           Kansas                100% Academy Insurance
Special-purpose subsidiary
                                                              Group, Inc.

Ammest Insurance Agency, Inc.           California            100% Academy Insurance               General agent
                                                              Group, Inc.

Ammest Massachusetts                    Massachusetts         100% Academy Insurance
Special-purpose subsidiary
Insurance Agency, Inc.                                        Group, Inc.

Ammest Realty, Inc.                     Pennsylvania          100% Academy Insurance
Special-purpose subsidiary
                                                              Group, Inc.

Ampac,  Inc.                            Texas                 100% Academy Insurance               Managing
general agent
                                                              Group, Inc.

Ampac Insurance Agency, Inc.            Pennsylvania          100% Academy Insurance
Special-purpose subsidiary
(EIN 23-2364438)                                              Group, Inc.

Force Financial Group, Inc.             Delaware              100% Academy Insurance
Special-purpose subsidiary
                                                              Group, Inc.

Force Financial Services, Inc.          Massachusetts         100% Force Fin. Group, Inc.
Special-purpose subsidiary

Military Associates, Inc.               Pennsylvania          100% Academy Insurance
Special-purpose subsidiary
                                                              Group, Inc.

NCOAA Management Company                Texas                 100% Academy Insurance
Special-purpose subsidiary
                                                              Group, Inc.

NCOA Motor Club, Inc.                   Georgia               100% Academy Insurance               Automobile club
                                                              Group, Inc.

Unicom Administrative                   Pennsylvania          100% Academy Insurance               Provider of
admin. services
Services, Inc.                                                Group, Inc.

Unicom Administrative                   Germany               100%Unicom Administrative            Provider of
admin. services
Services, GmbH                                                Services, Inc.

Capital General Development             Delaware              100% CGC                             Holding company
Corporation

Monumental Life                         Maryland              73.23% Capital General               Insurance
company
Insurance Company                                             Development Company
                                                              26.77% First AUSA Life
                                                              Insurance Company

AEGON Special Markets                   Maryland              100% Monumental Life                 Marketing
company
Group, Inc.                                                   Insurance Company

Peoples Benefit Life                    Iowa                  3.7% CGC                             Insurance
company
Insurance Company                                             20.0% Capital Liberty, L.P.
                                                              76.3% Monumental Life
                                                              Insurance Company

Veterans Life Insurance Co.             Illinois              100% Peoples Benefit                 Insurance
company
                                                              Life Insurance Company

Peoples Benefit Services, Inc.          Pennsylvania          100% Veterans Life Ins. Co.
Special-purpose subsidiary

Coverna Direct Insurance                Maryland              100% Peoples Benefit                 Insurance
agency
Insurance Agency, Inc.                                        Life Insurance Company

Ammest Realty Corporation               Texas                 100% Monumental Life                 Special
purpose subsidiary
                                                              Insurance Company

JMH Operating Company, Inc.             Mississippi           100% Peoples Benefit Life            Real estate
holdings
                                                              Insurance Company

Capital Liberty, L.P.                   Delaware              99.0% Monumental Life                Holding Company
                                                              Insurance Company
                                                              1.0% CGC
1/23/2001



Item 25.  Indemnification

         The Bylaws of Transamerica Variable Insurance Fund, Inc. provide in
Article VIII as follows:

                                                   ARTICLE VIII
                                                  Indemnification

                  Section 1. Every person who is or was a director, officer or employee of the Corporation or of any other corporation which he served at the request of the Corporation and in which the Corporation owns or owned shares of capital stock or of which it is or was a creditor shall have a right to be indemnified by the Corporation to the full extent permitted by applicable law, against all liability, judgments, fines, penalties, settlements and reasonable expenses incurred by him in connection with or resulting from any threatened or actual claim, action, suit or proceeding, whether criminal, civil, or administrative, in which he may become involved as a party or otherwise by reason of his being or having been a director, officer or employee, except as provided in Article VIII, Sections 2 and 3 of these By-laws.

                  Section 2. Disabling Conduct. No such director, officer or employee shall be indemnified for any liabilities or expenses arising by reason of "disabling conduct," whether or not there is an adjudication of liability. "Disabling conduct" means willful misfeasance, active and deliberate dishonesty, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of office.

                  Whether any such liability arose out of disabling conduct shall be determined: (a) by a final decision on the merits (including, but not limited to, a dismissal for insufficient evidence of any disabling conduct) by a court or other body, before whom the proceeding was brought that the person to be indemnified ("indemnitee") was not liable by reason of disabling conduct; or (b) in the absence of such a decision, by a reasonable determination, based upon a review of the facts, that such person was not liable by reason of disabling conduct,
         (i) by the vote of a majority of a quorum of directors who are neither interested persons of the Corporation nor parties to the action, suit, or proceeding in question ("disinterested, non-party directors"), or
         (ii) by independent legal counsel in a written opinion if a quorum of disinterested, non-party directors so directs or if such quorum is not obtainable, or (iii) by majority vote of the shareholders, or (iv) by any other reasonable and fair means not inconsistent with any of the above.

                  The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that any liability or expense arose by reason of disabling conduct.

                  Section 3. Directors' Standards of Conduct. No person who is or was a director shall be indemnified under this Article VIII for any liabilities or expenses incurred by reason of service in that capacity if an act or omission of a director was material to the matter giving rise to the threatened or actual claim, action, suit or proceeding; and such act (a) was committed in bad faith; or (2) was the result of active and deliberate dishonesty.

                  Section 4. Expenses Prior to Determination. Any liabilities or expenses of the type described in Article VIII, Section 1 may be paid by the Corporation in advance of the final disposition of the claim, action, suit or proceeding, as authorized by the directors in the specific case, (a) upon receipt of a written affirmation by the indemnitee of his good faith belief that his conduct met the standard of conduct necessary for indemnification as authorized by this Article VIII, Section 2; (b) upon receipt of a written undertaking by or on behalf of the indemnitee to repay the advance, unless it shall be ultimately determined that such person is entitled to indemnification; and (c) provided that (i) the indemnitee shall provide security for that undertaking, or (ii) the Corporation shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of disinterested, non-party directors, or independent legal counsel in a written opinion, shall determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe the indemnitee ultimately will be found entitled to indemnification.

                  A determination pursuant to subparagraph (c)(iii) of this
         Article VIII, Section 4 shall not prevent the recovery from any indemnitee of any amount advanced to such person as indemnification if such person is subsequently determined not to be entitled to indemnification; nor shall a determination pursuant to said subparagraph prevent the payment of indemnification if such person is subsequently found to be entitled to indemnification.

                  Section 5. Provisions Not Exclusive. The indemnification provided by this Article VIII shall not be deemed exclusive of any rights to which those seeking indemnification may be entitled under any law, agreement, vote of shareholders, or otherwise.

                  Section 6. General. No indemnification provided by this Article shall be inconsistent with the Investment Company Act of 1940 or the Securities Act of 1933.

                  Any indemnification provided by this Article shall continue as to a person who has ceased to be a director, officer, or employee, and shall inure to the benefit of the heirs, executors and administrators of such person. ___ In addition, no amendment, modification or repeal of this Article shall adversely affect any right or protection of an indemnitee that exists at the time of such amendment, modification or repeal.

                                                       * * *

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling person of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by the director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.


         The directors and officers of Transamerica Variable Insurance Fund, Inc. are covered under a Directors and Officers liability program. . Effective 11/15/00, Transamerica's Multi-Line/Multi-Year insurance coverages were combined with AEGON's "Primary" and "Blended" policies. AEGON has separate "Primary" policies underneath the "Blended" multi-line coverage. The D&O portion of the Multi-Line policy was merged with AEGON's program on 7/21/99. Such directors and officers are indemnified for loss arising from any covered claim by reason of any Wrongful Act in their capacities as directors or officers. In general, the term "loss" means any amount which the insureds are legally obligated to pay for a claim for Wrongful Acts. In general, the term "Wrongful Acts" means any breach of duty, neglect, error, misstatement, misleading statement or omission caused, committed or attempted by a director or officer while acting individually or collectively in their capacity as such, claimed against them solely by reason of their being directors and officers. The limit of liability under the program for Coverage A and for Coverage B is $1,000,000,000 for the period 7/21/99 to 1/31/2003. Coverage B is subject to a self insured retention of $500,00 within Anglo-Saxon countries, $250,000 outside of Anglo-Saxon countries and $750,000 for securities claims. The lead insurer is now Chubb for the "Blended" multi-line coverage.

Item 26.  Business and Other Connections of the Investment Adviser:

Transamerica Investment Management, LLC ("TIM") (the "Adviser") and Transamerica Investment Services, Inc. ("TIS") (the "Sub-Adviser") are registered investment advisers. The Adviser and Sub-Adviser do not engage in business other than investment advisory business to a substantial nature. TIM is controlled by TIS, which in turn is a wholly-owned subsidiary of Transamerica Corporation, a subsidiary of AEGON N.V.


Information as to the officers and directors of the Adviser and Sub-Adviser is included in their Forms ADV filed (March 9, 2001 and January 30, 2001, respectively) with the Securities and Exchange Commission (registration numbers 801-57089 and 801-7740, respectively) and are incorporated herein by reference.


Item 27.  Principal Underwriter

         Not applicable. There is no principal underwriter, the Fund is self-distributing.

Item 28. Location and Accounts and Records

        All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained at the offices of:

        Registrant, located at 1150 South Olive, Los Angeles, California 90015-2211; or at State Street Bank and Trust Company, Registrant's custodian, located at 225 Franklin Street, Boston, Massachusetts 02110.


Item 29. Management Services

        All management contracts are discussed in Parts A or B.


Items 30. Undertakings

Not Applicable.

                                                    SIGNATURES


        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Transamerica Variable Insurance Fund, Inc. certifies that this Post-Effective Amendment meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and that it has duly caused this Post-Effective Amendment No. 14 to the Registration Statement to be signed on its behalf by the undersigned in the City of Los Angeles, and State of California on this th day of April, 2001.


                                     TRANSAMERICA VARIABLE INSURANCE FUND, INC.



                         By: __________________________*
                            Regina M. Fink Secretary


        Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.



Signatures                           Titles                               Date


______________________*              Treasurer and Assistant Secretary    April 27, 2001
William T. Miller

______________________*              Director                              April 27, 2001
Dr. James H. Garrity

______________________*              Director, President  and Chairman     April 27, 2001
Gary U. Rolle'

______________________*              Director                              April 27, 2001
Peter J. Sodini

______________________*              Director                             April 27, 2001
Jon C. Strauss


                                                           On April 27, 2001 as Attorney-in-Fact pursuant to
-----------------------------------------------------
powers
*By:  Regina M. Fink                 of attorney filed with the initial registration  statement.


